TRAVELERS VINTAGE 3 VARIABLE ANNUITY PROSPECTUS:
           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS VINTAGE 3 VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") accumulate on a variable and, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.           SMITH BARNEY INVESTMENT SERIES
   AllianceBernstein Growth and Income Portfolio -- Class B(1)    Smith Barney Large Cap Core Portfolio
   AllianceBernstein Premier Growth Portfolio -- Class B(2)       Smith Barney Premier Selections All Cap Growth Portfolio
AMERICAN FUNDS INSURANCE SERIES                                SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Global Growth Fund -- Class 2 Shares                           Multiple Discipline Portfolio -- All Cap Growth and Value
   Growth Fund -- Class 2 Shares                                  Multiple Discipline Portfolio -- Balanced All Cap Growth and Value
   Growth--Income Fund -- Class 2 Shares                           Multiple Discipline Portfolio -- Global All Cap Growth and Value
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST              Multiple Discipline Portfolio -- Large Cap Growth and Value
   Franklin Small Cap Fund -- Class 2 Shares                   THE TRAVELERS SERIES TRUST
   Mutual Shares Securities Fund -- Class 2 Shares                Equity Income Portfolio
   Templeton Developing Markets Securities Fund -- Class 2        Large Cap Portfolio
     Shares                                                       Lazard International Stock Portfolio
   Templeton Foreign Securities Fund -- Class 2 Shares            Merrill Lynch Large Cap Core Portfolio(5)
   Templeton Growth Securities Fund -- Class 2 Shares             MFS Emerging Growth Portfolio
GREENWICH STREET SERIES FUND                                      MFS Value Portfolio
   Appreciation Portfolio                                         Pioneer Fund Portfolio(6)
   Diversified Strategic Income Portfolio                      TRAVELERS SERIES FUND INC.
   Equity Index Portfolio -- Class II Shares                      AIM Capital Appreciation Portfolio
   Fundamental Value Portfolio                                    MFS Total Return Portfolio
JANUS ASPEN SERIES                                                Pioneer Strategic Income Portfolio(7)
   Mid Cap Growth Portfolio -- Service Shares(3)                  SB Adjustable Rate Income Portfolio Smith Barney Class
LAZARD RETIREMENT SERIES, INC.                                    Smith Barney Aggressive Growth Portfolio
   Lazard Retirement Small Cap Portfolio                          Smith Barney High Income Portfolio
LORD ABBETT SERIES FUND, INC.                                     Smith Barney Large Capitalization Growth Portfolio
   Growth and Income Portfolio                                    Smith Barney Mid Cap Core Portfolio
   Mid-Cap Value Portfolio                                        Smith Barney Money Market Portfolio
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.                         Strategic Equity Portfolio(8)
   Merrill Lynch Global Allocation V.I. Fund -- Class III         Travelers Managed Income Portfolio
   Merrill Lynch Small Cap Value V.I. Fund -- Class III           Van Kampen Enterprise Portfolio
PIMCO VARIABLE INSURANCE TRUST                                 VAN KAMPEN LIFE INVESTMENT TRUST
   Real Return Portfolio -- Administrative Class                  Emerging Growth Portfolio -- Class I Shares
   Total Return Portfolio -- Administrative Class              VARIABLE ANNUITY PORTFOLIOS
PUTNAM VARIABLE TRUST                                             Smith Barney Small Cap Growth Opportunities Portfolio
   Putnam VT Small Cap Value Fund -- Class IB Shares           VARIABLE INSURANCE PRODUCTS FUND II
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                       Contrafund(R) Portfolio -- Service Class
   All Cap Fund -- Class I(4)                                  VARIABLE INSURANCE PRODUCTS FUND III
   Investors Fund -- Class I                                      Mid Cap Portfolio -- Service Class 2
   Small Cap Growth Fund -- Class I

--------------
(1)   Formerly Growth and Income Portfolio -- Class B          (5)   Formerly MFS Research Portfolio
(2)   Formerly Premier Growth Portfolio -- Class B             (6)   Formerly Utilities Portfolio
(3)   Formerly Aggressive Growth Portfolio -- Service Shares   (7)   Formerly Putnam Diversified Income Portfolio
(4)   Formerly Capital Fund -- Class I                         (8)   Formerly Alliance Growth Portfolio

The Contract, certain Contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE
SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT
INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 3, 2004

                                TABLE OF CONTENTS

Glossary.................................................   3    Payment Options...........................................  36
Summary..................................................   4       Election of Options....................................  36
Fee Table................................................   7       Annuity Options........................................  36
Condensed Financial Information..........................  14       Variable Liquidity Benefit.............................  36
The Annuity Contract.....................................  14    Miscellaneous Contract Provisions.........................  37
   Contract Owner Inquiries..............................  15       Right to Return........................................  37
   Purchase Payments.....................................  15       Termination............................................  37
   Accumulation Units....................................  15       Required Reports.......................................  37
   The Variable Funding Options..........................  15       Suspension of Payments.................................  37
The Fixed Account........................................  21    The Separate Accounts.....................................  38
Charges and Deductions...................................  21       Performance Information................................  38
   General...............................................  21    Federal Tax Considerations................................  38
   Withdrawal Charge.....................................  22       General Taxation of Annuities..........................  39
   Free Withdrawal Allowance.............................  22       Types of Contracts: Qualified and Non-qualified........  39
   Transfer Charge.......................................  23       Qualified Annuity Contracts............................  39
   Administrative Charges................................  23       Taxation of Qualified Annuity Contracts................  39
   Mortality and Expense Risk Charge.....................  23       Mandatory Distributions for Qualified Plans............  39
   Guaranteed Minimum Withdrawal Benefit                            Non-qualified Annuity Contracts........................  40
     Charge..............................................  23       Diversification Requirements for Variable Annuities....  40
   Enhanced Stepped-Up Provision Charge..................  23       Ownership of the Investments...........................  40
   Variable Liquidity Benefit Charge.....................  23       Taxation of Death Benefit Proceeds.....................  41
   Variable Funding Option Expenses......................  24       Other Tax Considerations...............................  41
   Premium Tax...........................................  24       Treatment of Charges for Optional Benefits.............  41
   Changes in Taxes Based upon Premium                              Penalty Tax for Premature Distribution.................  41
     or Value............................................  24       Puerto Rico Tax Considerations.........................  41
Transfers................................................  24       Non-Resident Aliens....................................  41
   Dollar Cost Averaging.................................  25       Other Information......................................  42
Access to Your Money.....................................  26    The Insurance Companies...................................  42
   Guaranteed Minimum Withdrawal Benefit.................  26    Financial Statements......................................  42
   Systematic Withdrawals................................  28       Distribution of Variable Annuity Contracts.............  42
   Loans.................................................  29       Conformity with State and Federal Laws.................  43
Ownership Provisions.....................................  29       Voting Rights..........................................  43
   Types of Ownership....................................  29       Legal Proceedings and Opinions.........................  43
     Contract Owner......................................  29       Restrictions on Financial Transactions.................  43
     Beneficiary.........................................  29    Appendix A: Condensed Financial Information
     Annuitant...........................................  29       for Travelers Insurance Company: Separate
 Death Benefit...........................................  30       Account Nine...........................................  A-1
   Death Proceeds before the Maturity Date...............  30    Appendix B: Condensed Financial Information
   Enhanced Stepped-Up Provision.........................  31       for Travelers Life and Annuity  Company:
   Payment of Proceeds...................................  31       Separate Account Ten...................................  B-1
   Spousal Contract Continuation.........................  33    Appendix C: The Fixed Account.............................  C-1
   Beneficiary Contract Continuance......................  33    Appendix D: Contents of the Statement of
   Planned Death Benefit.................................  34       Additional Information.................................  D-1
   Death Proceeds after the Maturity Date................  34
   The Annuity Period....................................  34
Maturity Date............................................  34
   Allocation of Annuity................................   35
   Variable Annuity......................................  35
   Fixed Annuity.........................................  35

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                      TRAVELERS VINTAGE 3 VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing Company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account Nine for Variable Annuities ("Separate Account Nine"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options (annuity period). You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include Contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

This product is available to owners and Annuitants under the age of 75 as of the Contract Date.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.70%. For Contracts with a value of less than $40,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% in years four and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB"), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options. The current charge is 0.40%.

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain Contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT. ("PRINCIPAL GUARANTEE") For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include additional Purchase Payments in the calculation of the amount that we guarantee to return.

                                    FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

Contract Owner TRANSACTION EXPENSES

      WITHDRAWAL CHARGE...................................................6%(1)
      (AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

      TRANSFER CHARGE.....................................................$10(2)
      (ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

      VARIABLE LIQUIDITY BENEFIT CHARGE....................................6%(3)
      (AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE...............................$30(4)

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all Contracts. In addition, there is a 0.20% charge for E.S.P., and a maximum charge of 1.00% for GMWB, both optional features. Below is a summary of all charges that may apply, depending on the optional features you select:

      Mortality and Expense Risk Charge.....................         1.70%
      Administrative Expense Charge.........................         0.15%
      TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO
      OPTIONAL FEATURES SELECTED............................         1.85%
      Optional E.S.P. Charge................................         0.20%
      TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
      ONLY SELECTED.........................................         2.05%
      Maximum Optional GMWB Charge..........................         1.00%(5)
      TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB ONLY
      SELECTED..............................................         2.85%
      TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
      GMWB SELECTED.........................................         3.05%
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(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 3 years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-------------------------------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN      WITHDRAWAL CHARGE
        0 years               1 years                6%
        1 years               2 years                5%
        2 years               3 years                4%
       3 + years                                     0%

(2)  We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after three years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-------------------------------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN      WITHDRAWAL CHARGE
        0 years               1 years                6%
        1 years               2 years                5%
        2 years               3 years                4%
       3 + years                                     0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

(5)  The current charge for GMWB is 0.40%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 21, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                     MINIMUM                   MAXIMUM
                                                                -------------------       -------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.                 0.53%                     4.72%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets

                                                DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE      NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL      WAIVER            ANNUAL
                                  MANAGEMENT      (12b-1)       OTHER      OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                     FEE            FEES       EXPENSES     EXPENSES     REIMBURSEMENT       EXPENSES
----------------               ---------------  ------------   --------   ------------  ---------------      ----------
AIM VARIABLE INSURANCE FUNDS,
INC.
   AIM V.I. Premier Equity
     Fund -- Series I+........      0.61%           --           0.24%       0.85%            --                 0.85%
ALLIANCEBERNSTEIN VARIABLE
   PRODUCT SERIES FUND, INC.
   AllianceBernstein Growth
     and Income Portfolio --
     Class B*.................      0.63%          0.25%         0.03%       0.91%           0.08%               0.83%(1)
   AllianceBernstein Premier
     Growth Portfolio --
     Class B*.................      1.00%          0.25%         0.05%       1.30%            --                   --(1)
AMERICAN FUNDS INSURANCE
   SERIES
   Global Growth Fund --
     Class 2 Shares*..........      0.66%          0.25%         0.04%       0.95%            --                 0.95%
   Growth Fund -- Class 2
     Shares*..................      0.37%          0.25%         0.02%       0.64%            --                 0.64%
   Growth-Income Fund --
     Class 2 Shares*..........      0.33%          0.25%         0.01%       0.59%            --                 0.59%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Small Cap Fund --
     Class 2 Shares*..........      0.51%          0.25%         0.29%       1.05%           0.04%               1.01%(2)
   Mutual Shares Securities
     Fund -- Class 2 Shares*..      0.60%          0.25%         0.20%       1.05%            --                 1.05%(3)

                                                DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE      NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL      WAIVER            ANNUAL
                                  MANAGEMENT      (12b-1)       OTHER      OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                     FEE            FEES       EXPENSES     EXPENSES     REIMBURSEMENT       EXPENSES
----------------               ---------------  ------------   --------   ------------  ---------------      ----------
   Templeton Developing             1.25%          0.25%         0.30%       1.80%            --                 1.80%
     Markets Securities Fund
     -- Class 2 Shares*.......
   Templeton Foreign
     Securities Fund --
     Class 2 Shares*..........      0.69%          0.25%         0.22%       1.16%           0.04%               1.12%(4)
   Templeton Growth
     Securities Fund --
     Class 2 Shares*..........      0.81%          0.25%         0.07%       1.13%            --                 1.13%(5)
GREENWICH STREET SERIES FUND
   Appreciation Portfolio.....      0.75%           --           0.02%       0.77%            --                 0.77%
   Diversified Strategic
     Income Portfolio.........      0.65%           --           0.11%       0.76%            --                 0.76%
   Equity Index Portfolio --
     Class II Shares*.........      0.31%          0.25%         0.04%       0.60%            --                 0.60%
   Fundamental Value Portfolio      0.75%           --           0.02%       0.77%            --                 0.77%
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio
     -- Service Shares*.......      0.65%          0.25%         0.02%       0.92%            --                 0.92%
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small
     Cap Portfolio*...........      0.75%          0.25%         0.42%       1.42%           0.17%               1.25%(6)
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio      0.50%           --           0.35%       0.85%            --                 0.85%
   Mid-Cap Value Portfolio.....     0.75%           --           0.33%       1.08%            --                 1.08%
MERRILL LYNCH VARIABLE SERIES
   FUNDS, INC.
   Merrill Lynch Global
     Allocation V.I. Fund --
     Class III*...............      0.65%          0.25%         0.18%       1.08%            --                 1.08%
   Merrill Lynch Small Cap
     Value V.I. Fund --
     Class III*...............      0.75%          0.25%         0.08%       1.08%            --                 1.08%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class*....      0.25%          0.15%         0.26%       0.66%           0.01%               0.65%(7)
   Total Return Portfolio --
     Administrative Class*....      0.25%          0.15%         0.26%       0.66%           0.01%               0.65%(8)
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth
     Fund -- Class IB Shares*.      0.70%          0.25%         0.86%       1.81%            --                 1.81%(9)
   Putnam VT International
     Equity Fund -- Class IB
     Shares*..................      0.77%          0.25%         0.22%       1.24%            --                 1.24%(9)
   Putnam VT Small Cap Value
     Fund -- Class IB Shares*.      0.80%          0.25%         0.12%       1.17%            --                 1.17%(9)
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I....      0.85%           --           0.13%       0.98%            --                 0.98%
   Investors Fund -- Class I..      0.70%           --           0.12%       0.82%            --                 0.82%
   Small Cap Growth Fund --
     Class I..................      0.75%           --           0.51%       1.26%            --                 1.26%
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap
     Core Portfolio...........      0.75%           --           0.16%       0.91%            --                 0.91%
   Smith Barney Premier
     Selections All Cap
     Growth Portfolio.........      0.75%           --           0.15%       0.90%            --                 0.90%

                                                DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE      NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL      WAIVER            ANNUAL
                                  MANAGEMENT      (12b-1)       OTHER      OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                     FEE            FEES       EXPENSES     EXPENSES     REIMBURSEMENT       EXPENSES
----------------               ---------------  ------------   --------   ------------  ---------------      ----------
SMITH BARNEY MULTIPLE
   DISCIPLINE TRUST
   Multiple Discipline
     Portfolio -- All Cap
     Growth and Value*........      0.75%          0.25%         0.31%       1.31%            --                   --(17)
   Multiple Discipline
     Portfolio -- Balanced
     All Cap Growth and Value*      0.75%          0.25%         1.35%       2.35%            --                   --(17)
   Multiple Discipline
     Portfolio -- Global All
     Cap Growth and Value*....      0.75%          0.25%         0.39%       1.39%            --                   --(17)
   Multiple Discipline
     Portfolio -- Large Cap
     Growth and Value*........      0.75%          0.25%         1.35%       2.35%            --                   --(17)
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio....      0.75%           --           0.12%       0.87%            --                 0.87%(11)
   Large Cap Portfolio........      0.75%           --           0.11%       0.86%            --                 0.86%(11)
   Lazard International Stock
     Portfolio................      0.83%           --           0.17%       1.00%            --                 1.00%(10)
   Merrill Lynch Large Cap
     Core Portfolio...........      0.80%           --           0.19%       0.99%            --                 0.99%(12)
   MFS Emerging Growth
     Portfolio................      0.75%           --           0.14%       0.89%            --                 0.89%(11)
   MFS Value Portfolio........      0.75%           --           0.33%       1.08%            --                    --(12)
   Pioneer Fund Portfolio.....      0.72%           --           0.40%       1.12%            --                 1.12%(13)
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio................      0.80%           --           0.05%       0.85%            --                 0.85%
   MFS Total Return Portfolio.      0.80%           --           0.02%       0.82%            --                 0.82%
   Pioneer Strategic Income
     Portfolio................      0.75%           --           0.25%       1.00%            --                 1.00%
   SB Adjustable Rate Income
     Portfolio Smith Barney
     Class*...................      0.60%          0.25%         3.87%       4.72%           3.72%               1.00%(14)
   Smith Barney Aggressive
     Growth Portfolio.........      0.80%           --           0.02%       0.82%            --                 0.82%
   Smith Barney High Income
     Portfolio................      0.60%           --           0.09%       0.69%            --                 0.69%
   Smith Barney International
     All Cap Growth Portfolio+      0.90%           --           0.09%       0.99%            --                 0.99%
   Smith Barney Large Cap
     Value Portfolio+.........      0.65%           --           0.04%       0.69%            --                 0.69%
   Smith Barney Large
     Capitalization Growth
     Portfolio................      0.75%           --           0.04%       0.79%            --                 0.79%
   Smith Barney Mid Cap Core
     Portfolio................      0.75%           --           0.10%       0.85%            --                 0.85%
   Smith Barney Money Market
     Portfolio................      0.50%           --           0.03%       0.53%            --                 0.53%
   Strategic Equity Portfolio.      0.80%           --           0.04%       0.84%            --                 0.84%
   Travelers Managed Income
     Portfolio................      0.65%           --           0.03%       0.68%            --                 0.68%
   Van Kampen Enterprise
     Portfolio................      0.70%           --           0.10%       0.80%            --                 0.80%

                                                DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE      NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL      WAIVER            ANNUAL
                                  MANAGEMENT      (12b-1)       OTHER      OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                     FEE            FEES       EXPENSES     EXPENSES     REIMBURSEMENT       EXPENSES
----------------               ---------------  ------------   --------   ------------  ---------------      ----------
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Emerging Growth Portfolio
     Class I Shares...........      0.70%           --           0.07%       0.77%            --                 0.77%
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap
     Growth Opportunities
     Portfolio................      0.75%           --           0.40%       1.15%            --                   --(17)
VARIABLE INSURANCE PRODUCTS
   FUND II
   Contrafund(R) Portfolio --
     Service Class*...........      0.58%          0.10%         0.09%       0.77%            --                   --(15)
VARIABLE INSURANCE PRODUCTS
   FUND III
   Mid Cap Portfolio --
     Service Class 2*.........      0.58%          0.25%         0.12%       0.95%            --                   --(16)

--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).
 +     Closed to new investors.

NOTES
 (1) Total portfolio operating expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years.

 (2) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% per year. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission.

 (3) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

 (4) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

 (5) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

 (6) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2004 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

 (7) "Other Expenses" reflects a 0.25% administrative fee, the class' pro rata Trustees' fees, and interest expense. Interest expense is generally incurred as a result of investment management activities. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.65%.

 (8) "Other Expenses" reflects a 0.25% administrative fee, and 0.01% representing the Portfolio's pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

 (9) There was no fee waiver or expense reimbursement for 2003, but effective January 28, 2004 there will be a limit in effect. Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that each fund's net expenses as a percentage of its net assets exceed the average expense ratio for the fund's Lipper peer group of funds underlying variable insurance products.

 (10) Fund has a voluntary waiver of 1.25%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (11) Fund has a voluntary waiver of 0.95%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (12) Fund has a voluntary waiver of 1.00%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (13) Effective 5/1/03, shareholders approved a new Investment Advisory Agreement that increased the management fee from 0.65% to 0.75%. The actual Management Fee for the year was a blended rate of 0.72%. Other expense include 0.06% adminstrative services fee the Fund pays to Travelers Insurance Company.

 (14) Pursuant to an agreement, the Investment Advisor has agreed, for the period of one year, commencing November 1, 2003, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%.

 (15) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.75%. These offsets may be discontinued at any time.

 (16) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

(17) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                               VOLUNTARY FEE
                                                                               WAIVER AND/OR
                                                                                  EXPENSE              NET TOTAL ANNUAL
        FUNDING OPTION                                                         REIMBURSEMENT          OPERATING EXPENSES
        --------------                                                     ----------------------   -----------------------
        Multiple Discipline Portfolio -- All Cap Growth and Value                  0.31%                    1.00%
        Multiple Discipline Portfolio -- Balanced All Cap Growth and Value         1.35%                    1.00%
        Multiple Discipline Portfolio -- Global All Cap Growth and Value           0.39%                    1.00%
        Multiple Discipline Portfolio -- Large Cap Growth and Value                1.35%                    1.00%
        MFS Value Portfolio                                                        0.08%                    1.00%
        Smith Barney Small Cap Growth Opportunities Portfolio                      0.25%                    0.90%
        Contrafund(R) Portfolio -- Service Class                                   0.02%                    0.75%
        Mid Cap Portfolio -- Service Class 2                                       0.02%                    0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The first example assumes that the maximum charge for the Guaranteed Minimum Withdrawal Benefit (GMWB) applies. The second example assumes the current charge for the GMWB applies. In both examples, your actual expenses will be less than those shown if you do not elect all of the available optional benefits.

EXAMPLE 1 -- CONTRACT WITH ALL OPTIONAL BENEFITS ELECTED (ASSUMING MAXIMUM CHARGE FOR GMWB)

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS   5 YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------                              -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................   1087      1863      2442       4900       487       1463      2442        4900
Underlying Fund with Minimum Total Annual
Operating Expenses.........................    961      1499      1858       3852       361       1099      1858        3852

EXAMPLE 2 -- CONTRACT WITH ALL OPTIONAL BENEFITS ELECTED (ASSUMING CURRENT CHARGE FOR GMWB)

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------                               -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................   1028      1694      2173       4427       428       1294      2173        4427
Underlying Fund with Minimum Total Annual
Operating Expenses.........................    902      1324      1571       3306       302       924       1571        3306

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Vintage 3 Variable Annuity is a Contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the "Maturity Date." The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

This product is available to owners and Annuitants under the age of 75 on the Contract Date.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

                FUNDING                                  INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Premier Equity Fund --        Seeks to achieve long term growth of        A I M Advisers, Inc.
     Series I+                            capital. Income is a secondary
                                          objective. The Fund normally invests
                                          in equity securities, including
                                          convertible securities.

ALLIANCEBERNSTEIN VARIABLE PRODUCT
   SERIES FUND, INC.
   AllianceBernstein Growth and           Seeks reasonable current income and         Alliance Capital Management
     Income Portfolio -- Class B          appreciation. The Fund normally invests     L.P. ("Alliance")
                                          in dividend-paying common stocks
                                          considered to be good quality.

   AllianceBernstein Premier Growth       Seeks growth of capital. The Fund           Alliance Capital Management L.P.
     Portfolio -- Class B                 normally invests in equity securities
                                          of a relatively small number of
                                          intensely researched U.S. companies.

AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2          Seeks capital appreciation. The Fund        Capital Research and Management
     Shares                               normally invests in common stocks of        Co. ("CRM")
                                          companies located around the world.

   Growth Fund -- Class 2 Shares          Seeks capital appreciation. The Fund        Capital Research and Management Co.
                                          normally invests in common stocks of
                                          companies that appear to offer superior
                                          opportunities for growth of capital.

   Growth-Income Fund -- Class 2          Seeks capital appreciation and income.      Capital Research and Management Co.
     Shares                               The Fund normally invests in common
                                          stocks or other securities that
                                          demonstrate the potential for
                                          appreciation and/or dividends.

                FUNDING                                  INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Small Cap Fund -- Class 2     Seeks long-term capital growth. The         Franklin Advisers, Inc.
     Shares                               Fund normally invests in small
                                          capitalization companies.

   Mutual Shares Securities Fund --       Seeks capital appreciation. Income is a     Franklin Mutual Advisers, LLC
     Class 2 Shares                       secondary objective. The Fund normally
                                          invests in equity securities of
                                          companies believed to be undervalued.

   Templeton Developing Markets           Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares    The Fund normally invests in the
                                          investments of emerging market
                                          countries, primarily equity securities.

   Templeton Foreign Securities           Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
     Fund -- Class 2 Shares               Fund normally invests in investments,
                                          primarily equity securities, of issuers
                                          located outside of the U.S., including
                                          those in emerging markets.

   Templeton Growth Securities            Seeks long-term capital growth. The         Templeton Global Advisors Limited
     Fund -- Class 2 Shares               Fund normally invests in equity
                                          securities of companies located
                                          anywhere in the world, including the
                                          U.S. and emerging markets.

GREENWICH STREET SERIES FUND
   Appreciation Portfolio                 Seeks long-term appreciation of             Smith Barney Fund Management
                                          capital. The Fund normally invests in       LLC ("SBFM")
                                          equity securities of U.S. companies.

   Diversified Strategic Income           Seeks high current income. The Fund         Smith Barney Fund Management LLC
     Portfolio                            normally invests in fixed income            Subadviser: Smith Barney Global
                                          securities.                                 Capital Management, Inc.

   Equity Index Portfolio -- Class II     Seeks investment results that, before       TIMCO
     Shares                               expenses, correspond to the price and
                                          yield performance of the S&P 500
                                          Index. The Fund normally invests in
                                          equity securities, or other
                                          investments with similar economic
                                          characteristics that are included in
                                          the S&P 500 Index.

   Fundamental Value Portfolio            Seeks long-term capital growth. Current     SBFM
                                          income is a secondary consideration.
                                          The Fund normally invests in common
                                          stocks, and common stock equivalents of
                                          companies, believed to be undervalued.

JANUS ASPEN SERIES
   Mid Cap Growth Portfolio --            Seeks capital growth. The Fund normally     Janus Capital Management
     Service Shares                       invests in equity securities of             LLC ("Janus Capital")
                                          mid-sized companies.

LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap            Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                            The Fund normally invests in equity
                                          securities, principally common stocks,
                                          of relatively small U.S. companies that
                                          are believed to be undervalued based on
                                          their earnings, cash flow or asset
                                          values.

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio            Seeks long-term growth of capital and       Lord Abbett & Co.
                                          income without excessive fluctuations
                                          in market value. The Fund normally
                                          invests in equity securities of large,
                                          seasoned, U.S. and multinational
                                          companies believed to be undervalued.

   Mid-Cap Value Portfolio                Seeks capital appreciation. The Fund        Lord Abbett & Co.
                                          normally invests in common stocks of
                                          mid-sized companies believed to be
                                          undervalued.

                FUNDING                                  INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
   Merrill Lynch Global Allocation        Seeks high total investment return. The     Merrill Lynch Investment Managers,
     V.I. Fund -- Class III               Fund normally invests in a portfolio of     L.P. ("MLIM")
                                          equity, debt and money market
                                          securities, primarily of corporate and
                                          governmental issuers located in North
                                          and South America, Europe, Australia
                                          and the Far East.

   Merrill Lynch Small Cap Value V.I.     Seeks long-term growth of capital. The      Merrill Lynch Investment Managers,
     Fund -- Class III                    Fund normally invests in common stocks      L.P. ("MLIM")
                                          of small cap companies and emerging
                                          growth companies believed to be
                                          undervalued.

PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --               Seeks maximum real return, consistent       Pacific Investment Management
     Administrative Class                 with preservation of real capital and       Company LLC
                                          prudent investment management. The Fund
                                          normally invests in inflation-indexed
                                          bonds of varying maturities issued by
                                          the U.S. and non-U.S. governments or
                                          government sponsored enterprises.

   Total Return Portfolio --              Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and            Company LLC
                                          prudent investment management. The Fund
                                          normally invests in intermediate
                                          maturity fixed income securities.

PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund --     Seeks long-term growth of capital. The      Putnam Investment Management
     Class IB Shares+                     Fund normally invests in the common
                                          stocks of U.S. companies believed to be
                                          fast-growing and whose earnings are
                                          likely to increase over time.

   Putnam VT International Equity         Seeks capital appreciation. The Fund        Putnam Investment
     Fund -- Class IB Shares+             normally invests in common stocks of        Management ("Putnam")
                                          companies outside the U S.

   Putnam VT Small Cap Value Fund --      Seeks capital appreciation. The Fund        Putnam Investment Management
     Class IB Shares                      normally invests in the common stocks
                                          of U.S. companies believed to be
                                          undervalued in the market.

SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                Seeks capital appreciation. The Fund        Salomon Brothers Asset Management
                                          normally invests in common stocks and       ("SBAM")
                                          their equivalents of companies believed
                                          to be undervalued in the marketplace.

   Investors Fund -- Class I              Seeks long term growth of capital.          SBAM
                                          Secondarily seeks current income. The
                                          Fund normally invests in common stocks
                                          of established companies.

   Small Cap Growth Fund -- Class I       Seeks long term growth of capital. The      SBAM
                                          Fund normally invests in equity
                                          securities of companies with small
                                          market capitalizations.

SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap Core            Seeks capital appreciation. The Fund        Smith Barney Fund Management LLC
     Portfolio                            normally invests in the equity
                                          securities of U.S. companies with large
                                          market capitalizations.

   Smith Barney Premier Selections        Seeks long term capital growth. The         Smith Barney Fund Management LLC
     All Cap Growth Portfolio             Fund consists of a Large Cap Growth
                                          segment, Mid Cap Growth segment and
                                          Small Cap Growth segment. All three
                                          segments normally invest in equity
                                          securities. The Large Cap Growth
                                          segment invests in large sized
                                          companies. The Mid Cap Growth segment
                                          invests in medium sized companies. The
                                          Small Cap Growth segment invests in
                                          small sized companies.

                FUNDING                                  INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio --       Seeks long-term growth of capital. The      Smith Barney Fund Management
     All Cap Growth and Value             Fund normally invests in equity             LLC ("SBFM")
                                          securities within all market
                                          capitalization ranges. The Fund
                                          consists of two segments. The All Cap
                                          Growth segment combines the growth
                                          potential of small to medium companies
                                          with the stability of high-quality
                                          large company growth stocks. The All
                                          Cap Value segment invests in companies
                                          whose market prices are attractive in
                                          relation to their business
                                          fundamentals.

   Multiple Discipline Portfolio --       Seeks long-term growth of capital           Smith Barney Fund Management LLC
     Balanced All Cap Growth and Value    balanced principal preservation. The
                                          Fund normally invests in equity and
                                          fixed-income growth securities. The
                                          Fund consists of three segments. The
                                          All Cap Growth segment combines the
                                          growth potential of small to medium
                                          companies with the stability of
                                          high-quality large company growth
                                          stocks. The All Cap Value segment
                                          invests in companies whose market
                                          prices are attractive in relation to
                                          their business fundamentals. The
                                          Government Securities Management
                                          (7-Year) segment invests in short and
                                          intermediate term U.S. government
                                          securities with an average maturity of
                                          7 years.

   Multiple Discipline Portfolio --       Seeks long-term growth of capital. The      Smith Barney Fund Management LLC
     Global All Cap Growth and Value      Fund normally invests in equity
                                          securities. The Fund consists of four
                                          segments. The Large Cap Growth segment
                                          focuses on high-quality stocks with
                                          consistent growth. The Large Cap Value
                                          segment invests in established
                                          undervalued companies. The Mid/Small
                                          Cap Growth segment invests in small
                                          and medium sized companies with strong
                                          fundamentals and earnings growth
                                          potential. The International/ADR
                                          segment seeks to build long-term
                                          well-diversified portfolios with
                                          exceptional risk/reward
                                          characteristics.

   Multiple Discipline Portfolio --       Seeks long-term growth of capital. The      Smith Barney Fund Management LLC
     Large Cap Growth and Value           Fund normally invests in equity
                                          securities of companies with large
                                          market capitalizations. The Fund
                                          consists of two segments. The Large
                                          Cap Growth segment focuses on
                                          high-quality stocks with consistent
                                          growth. The Large Cap Value segment
                                          invests in established undervalued
                                          companies.

THE TRAVELERS SERIES TRUST
   Equity Income Portfolio                Seeks reasonable income. The Fund           TAMIC
                                          normally invests in equity securities       Subadviser: Fidelity Management &
                                          with a focus on income producing            Research Company ("FMR")
                                          equities.

   Large Cap Portfolio                    Seeks long term growth of capital. The      TAMIC
                                          Fund normally invests in the                Subadviser: FMR
                                          securities of companies with large
                                          market capitalizations.

   Lazard International Stock             Seeks capital appreciation. The Fund        TAMIC
     Portfolio                            normally invests in equity securities       Subadviser: Lazard Asset Management
                                          of non-U.S. domiciled companies located
                                          in developed markets.

   Merrill Lynch Large Cap Core           Seeks long-term capital growth. The         TAMIC
     Portfolio                            Fund normally invests in a diversified      Subadviser: Merrill Lynch
                                          portfolio of equity securities of large     Investment Managers, L.P. ("MLIM")
                                          cap companies located in the United
                                          States.

   MFS Emerging Growth Portfolio          Seeks long term growth of capital. The      TAMIC
                                          Fund normally invests in common stock       Subadviser: Massachusetts Financial
                                          and related securities of emerging          Services ("MFS")
                                          growth companies.

                FUNDING                                  INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
   MFS Value Portfolio                    Seeks capital appreciation and              TAMIC
                                          reasonable income. The Fund normally        Subadviser: MFS
                                          invests in income producing equity
                                          securities of companies believed to be
                                          undervalued in the market.

   Pioneer Fund Portfolio                 Seeks reasonable income and capital         TAMIC
                                          growth. The Fund normally invests in
                                          Subadviser: Pioneer Investment equity
                                          securities that are carefully
                                          Management Inc. selected, reasonably
                                          priced securities.

TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio     Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc. ("TIA")
                                          normally invests in common stocks of        Subadviser:  AIM Capital
                                          companies that are likely to benefit        Management Inc.
                                          from new products, services or
                                          processes or have experienced
                                          above-average earnings growth.

   MFS Total Return Portfolio             Seeks above average income consistent       TIA
                                          with the prudent employment of capital.     Subadviser: MFS
                                          Secondarily, seeks growth of capital
                                          and income. The Fund normally invests
                                          in a broad range of equity and
                                          fixed-income securities of both U.S.
                                          and foreign issuers.

   Pioneer Strategic Income Portfolio     Seeks high current income consistent        TIA
                                          with preservation of capital. The Fund      Subadviser: Putnam Investment
                                          normally invests in debt securities of      Management, Inc.
                                          U.S. and foreign governments and
                                          corporations.

   SB Adjustable Rate Income              Seeks high current income and to limit      Smith Barney Fund Management LLC
     Portfolio Smith Barney Class         the degree of fluctuation of its net
                                          asset value resulting from movements
                                          in interest rates. The Fund normally
                                          invests in adjustable rate securities.

   Smith Barney Aggressive Growth         Seeks long-term capital appreciation.       SBFM
     Portfolio                            The Fund normally invests in common
                                          stocks of companies that are
                                          experiencing, or are expected to
                                          experience, growth in earnings.

   Smith Barney High Income Portfolio     Seeks high current income. Secondarily,     SBFM
                                          seeks capital appreciation. The Fund
                                          normally invests in high yield
                                          corporate debt and preferred stock of
                                          U.S. and foreign issuers.

   Smith Barney International All Cap     Seeks total return on assets from           SBFM
     Growth Portfolio+                    growth of capital and income. The Fund
                                          normally invests in equity securities
                                          of foreign companies.

   Smith Barney Large Cap Value           Seeks long-term growth of capital.          SBFM
     Portfolio+                           Current income is a secondary
                                          objective. The Fund normally invests
                                          in equities, or similar securities, of
                                          companies with large market
                                          capitalizations.

   Smith Barney Large Capitalization      Seeks long term growth of capital. The      SBFM
     Growth Portfolio                     Fund normally invests in equities, or
                                          similar securities, of companies with
                                          large market capitalizations.

   Smith Barney Mid Cap Core Portfolio    Seeks long-term growth of capital. The      SBFM
                                          Fund normally invests in equities, or
                                          similar securities, of medium sized
                                          companies.

   Smith Barney Money Market Portfolio    Seeks to maximize current income            SBFM
                                          consistent with preservation of
                                          capital. The Fund seeks to maintain a
                                          stable $1 share price. The Fund
                                          normally invests in high quality U.S.
                                          short-term debt securities.

   Strategic Equity Portfolio             Seeks capital appreciation. The Fund        TIA
                                          normally invests in the equity              Subadviser: Fidelity Management &
                                          securities, primarily in common stocks      Research Company ("FMR")
                                          of domestic issuers, and is not
                                          constrained to any particular
                                          investment style.

   Travelers Managed Income Portfolio     Seeks high current income consistent        TAMIC
                                          with prudent risk of capital. The Fund
                                          normally invests in U.S. corporate debt
                                          and U.S. government securities.

   Van Kampen Enterprise Portfolio        Seeks capital appreciation. The Fund        TIA
                                          normally invests in common stocks of        Subadviser: Van Kampen Asset
                                          growth companies.                           Management Inc.

                FUNDING                                  INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio Class I      Seeks capital appreciation. The Fund        Van Kampen Asset Management
     Shares                               normally invests in common stocks of        Inc. ("Van Kampen")
                                          emerging growth companies.

VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth          Seeks long term capital growth. The         Citi Fund Management, Inc.
     Opportunities Portfolio              Fund normally invests in equity
                                          securities of small cap companies and
                                          related investments.

VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R) Portfolio -- Service     Seeks long term capital appreciation.       Fidelity Management & Research
     Class                                The Fund normally invests in common         Company ("FMR")
                                          stocks of companies whose value may not
                                          be fully recognized by the public.

VARIABLE INSURANCE PRODUCTS FUND III
   Mid Cap Portfolio -- Service Class 2   Seeks long term growth of capital. The      Fidelity Management & Research
                                          Fund normally invests in common stocks      Company ("FMR")
                                          of companies with medium market
                                          capitalizations.

--------------
 +     Closed to new investors.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------
We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o   administration of the annuity options available under the Contracts,

       o   the distribution of various reports to Contract Owners

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent

       o   other costs of doing business

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for three years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

              YEARS SINCE PURCHASE PAYMENT MADE
         ---------------------------------------------
         GREATER THAN OR EQUAL TO      BUT LESS THAN       WITHDRAWAL CHARGE
                  0 years                  1 year                 6%
                  1 year                  2 years                 5%
                  2 years                 3 years                 4%
                 3+ years                                         0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

       (a) any Purchase Payment to which no withdrawal charge applies, then

       (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

       (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

       (d) any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

       o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

       o   if a lifetime annuity payout has begun

       o   under the Managed Distribution Program

       o if you elect Annuity Payments for a fixed period of at least five years, or

       o if amounts withdrawn under this Contract are applied to other Contract(s) issued by us or our affiliates (subject to our approval)

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

       (1) from the distribution of death proceeds

       (2) after an annuity payout has begun, or

       (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product, and are equal to 1.70% annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each funding option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

              YEARS SINCE INITIAL PURCHASE PAYMENT
          ---------------------------------------------
          GREATER THAN OR EQUAL TO      BUT LESS THAN       WITHDRAWAL CHARGE
                   0 years                  1 year                 6%
                   1 year                  2 years                 5%
                   2 years                 3 years                 4%
                  3+ years                                         0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading activity, we will consider, among other things, the following factors:

               o    the dollar amount you request to transfer;

               o the number of transfers you made within the previous three months;

               o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

               o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

               o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

               o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly,

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA

Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the Dollar Cost Averaging Program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

We offer a Guaranteed Minimum Withdrawal Benefit rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees a return of your remaining benefit base ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below, regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You may elect the benefit at the time you purchase your Contract or, as of February 23, 2004, you may elect to add the benefit to your Contract at any time after your Contract Date. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner. We reserve the right to not offer the benefit in the future.

If you elect the benefit at the time you purchase your Contract, your initial Purchase Payment is used to determine your initial RBB. If you elect to add the benefit to your Contract after your Contract Date, your Contract Value on the date you elect the benefit is used to determine your initial RBB. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after the effective date of your GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after the effective date of your GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If you take a partial withdrawal, and your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent Purchase Payments, take withdrawals from your Contract, or reset your RBB as described below.

If you make subsequent Purchase Payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent Purchase Payment plus the subsequent Purchase Payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent Purchase Payment, plus either 5% or 10% of the subsequent Purchase Payment, depending on when you have taken your first withdrawal.

If you elect the benefit at the time you purchase your Contract, aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

If you elect to add the benefit to your Contract after your Contract Date, the Contract Value on the GMWB effective date plus any subsequent Purchase Payments made after you elect the benefit over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the Contract Value on the GMWB effective date and/or reset plus subsequent cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments if the subsequent Purchase Payments would cause the RBB to be greater than the maximum RBB. We reserve the right to restrict the maximum RBB on resets if the Contract Value on the date of the reset would cause the RBB to be greater that the maximum RBB. Contract Value plus subsequent Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary (or for Contract Owners who elect GMWB after the Contract Date, the "GMWB election anniversary"), including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary (or GMWB election anniversary), including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For example, assume your initial Purchase Payment is $100,000 (or for Contract Owners who elect GMWB after the Contract Date, your Contract Value on the GMWB effective date is $100,000), your age is less than 70, and a withdrawal of $10,000 is taken in Contract year two (or GMWB election year two):

-------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                       ASSUMES 15% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------------
                       CONTRACT                                              CONTRACT
                        VALUE            RBB                AWB (5%)          VALUE             RBB              AWB (5%)
-------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------------
CONTRACT DATE (OR
GMWB EFFECTIVE DATE)  $100,000         $100,000              $5,000          $100,000        $100,000             $5,000
-------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL,
CONTRACT YEAR (OR
GMWB ELECTION YEAR)
TWO                   $115,000         $100,000              $5,000          $85,000         $100,000             $5,000
-------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY AFTER                                                                             $88,235
WITHDRAWAL,                            $91,304               $4,565                                               $4,412
CONTRACT YEAR (OR                                                                           [100,000 -
GMWB ELECTION YEAR)              [100,000 - (100,000     [5,000 - (5,000                     (100,000         [5,000- (5,000
TWO                   $105,000    x 10,000/115,000)]    x 10,000/115,000)]   $75,000     x 10,000/85,000)]   x 10,000/85,000)]
-------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE DUE
TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $8,696                $435           $10,000          $11,765              $588
-------------------------------------------------------------------------------------------------------------------------------

You may choose to reset your RBB to equal your current Contract Value any time on or after the 5th Contract Date anniversary if you elect the benefit at the time you purchase your Contract (or on or after the 5th GMWB election anniversary). Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher or lower than your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the Contract is prior to your 3rd Contract Date anniversary (or your 3rd GMWB election anniversary), your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your 3rd Contract Year (or after your 3rd GMWB election anniversary), your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a Contract anniversary (or GMWB election anniversary).

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

       o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.

       o The total annual payment amount will equal the AWB and will never exceed your RBB, and

       o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase the GMWB benefit.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another Contract who directly transferred the death proceeds due under that Contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

       o   the death benefit will not be payable upon the Annuitant's death

       o   the Contingent Annuitant becomes the Annuitant

       o   all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------
Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date"). The death benefit is reduced by any applicable premium tax, outstanding loans or withdrawals not previously deducted.

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

ANNUAL STEP-UP DEATH BENEFIT

The death benefit will be the greatest of:       o   the Contract Value on the Death Report Date

                                                 o   the total Purchase Payments made under this
                                                     Contract less the total amount of any withdrawals not
                                                     previously deducted; or

                                                 o   the Step-Up Value, if any, as described below

STEP-UP VALUE. A Step-Up Value will be established on each Contract Date anniversary that occurs on or before the Death Report Date. The Step-Up Value will initially equal the Contract Value on that anniversary. Whenever you make an additional Purchase Payment, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction as described below. On each Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the first Contract Date anniversary, there is no Step-Up Value.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction which equals (1) the step-up value in effect immediately before the reduction for withdrawal, multiplied by
(2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

       50,000 x (10,000/55,000) = 9,090

Your new Step-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

       50,000 x (10,000/30,000) = 16,666

Your new Step-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

       50,000 x (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 - $9,090 = 40,910

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

       50,000 x (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 - 16,666 = $33,334

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                      PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                     APPLY*
------------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
------------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
------------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                    Yes
NOT THE ANNUITANT)                     owner.
------------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or, if none, to the          continue the Contract rather than
                                       surviving joint owner.       receive a distribution.
------------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spouse elects to continue      Yes
THE ANNUITANT)                         owner.                       the Contract.
------------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spousal beneficiary            Yes
ANNUITANT)                             or, if none, to the          elects to continue the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the beneficiary
                                                                    may decline to receive the proceeds
                                                                    or to continue the Contract and
                                                                    instruct the Company to pay the
                                                                    beneficiary.
------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to          Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER.              receive the distribution.

                                                                    Or, if there is a CONTINGENT
                                                                    ANNUITANT, then the CONTINGENT
                                                                    ANNUITANT becomes the ANNUITANT and
                                                                    the Contract continues in effect
                                                                    (generally using the original
                                                                    MATURITY DATE). The proceeds will
                                                                    then be paid upon the death of the
                                                                    CONTINGENT ANNUITANT or owner.
------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the ANNUITANT" above.
------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary (ies),                                                 Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the                                                     ANNUITANT is
                                                                                                              treated as death
                                                                                                              of the owner in
                                                                                                              these circumstances.)
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                     PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                    APPLY*
------------------------------------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT                      The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.
------------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the DEATH OF ANY OWNER. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the Contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY - DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   take a loan

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

       o through an annuity for life or a period that does not exceed the beneficiary's life expectancy, or

       o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a Planned Death Benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
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MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among annuity options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life,
(b) for life with a minimum number of payments, (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 95th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 95th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
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ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in Election of Options above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period Without Life Contingency. We will make periodic payments for the period selected.

Option 6 -- Other Annuity Options - We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with "Payments for Fixed Period Option without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
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RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
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The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES
Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, Qualified or Non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity Contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from Non-qualified annuity Contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity Contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
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THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such an arrangement with Citigroup Global Market (f/k/a Smith Barney), an affiliate of the Company and TDLLC. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (10/02).........   2003        0.782           0.960                 137,323
                                                               2002        1.142           0.782                  12,403
                                                               2001        1.000           1.142                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (6/02)...........................................   2003        0.786           1.019                 134,576
                                                               2002        1.000           0.786                  70,619

   AllianceBernstein Premier Growth Portfolio --
   Class B (5/02)...........................................   2003        0.803           0.973                  40,191
                                                               2002        1.183           0.803                   4,743
                                                               2001        1.000           1.183                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/02)..............   2003        0.995           1.322                 338,279
                                                               2002        1.188           0.995                 108,035
                                                               2001        1.000           1.188                      --

   Growth Fund -- Class 2 Shares (12/01)....................   2003        0.918           1.233               1,910,413
                                                               2002        1.238           0.918                 519,111
                                                               2001        1.000           1.238                   5,663

   Growth-Income Fund -- Class 2 Shares (12/01)..............  2003        0.916           1.191               2,541,469
                                                               2002        1.143           0.916                 825,826
                                                               2001        1.000           1.143                   6,095

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (5/02).........   2003        0.859           1.158                 247,570
                                                               2002        1.228           0.859                  73,361
                                                               2001        1.000           1.228                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        0.842           1.035                 482,403
                                                               2002        1.000           0.842                 112,568

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.444                   6,032

   Templeton Foreign Securities Fund -- Class 2
   Shares (5/02)............................................   2003        0.907           1.177                 254,384
                                                               2002        1.134           0.907                 136,180
                                                               2001        1.000           1.134                      --

Greenwich Street Series Fund
   Appreciation Portfolio (2/02)............................   2003        0.920           1.125               2,308,725
                                                               2002        1.137           0.920                 523,480
                                                               2001        1.000           1.137                      --

   Diversified Strategic Income Portfolio (3/02)............   2003        1.041           1.142                 729,132
                                                               2002        1.012           1.041                 144,253
                                                               2001        1.000           1.012                      --

   Equity Index Portfolio -- Class II Shares (6/02).........   2003        0.870           1.091               1,068,257
                                                               2002        1.141           0.870                 208,514
                                                               2001        1.000           1.141                      --

   Fundamental Value Portfolio (2/02).......................   2003        0.906           1.233               1,683,561
                                                               2002        1.173           0.906                 528,533
                                                               2001        1.000           1.173                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (4/02)........   2003        0.817           1.081                 131,035
                                                               2002        1.158           0.817                  43,642
                                                               2001        1.000           1.158                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.332                 101,266

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.241                   9,795

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.256                 171,217

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.045                 233,173

   Total Return Portfolio -- Administrative Class (2/02)....   2003        1.074           1.107              10,441,947
                                                               2002        1.003           1.074               3,411,930
                                                               2001        1.000           1.003                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (1/00)   2003        0.853           1.105                 111,092
                                                               2002        1.233           0.853                  39,946
                                                               2001        1.000           1.233                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/02)............................................   2003        0.919           1.160                 186,378
                                                               2002        1.138           0.919                  63,610
                                                               2001        1.000           1.138                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (3/02).   2003        0.980           1.439                 376,864
                                                               2002        1.221           0.980                 182,271
                                                               2001        1.000           1.221                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (12/01)..........................   2003        0.829           1.132               1,213,718
                                                               2002        1.127           0.829                 482,311
                                                               2001        1.000           1.127                   6,229

   Investors Fund -- Class I (2/02).........................   2003        0.856           1.112                 738,841
                                                               2002        1.134           0.856                 316,814
                                                               2001        1.000           1.134                      --

   Small Cap Growth Fund -- Class I (5/02)..................   2003        0.805           1.176                 267,896
                                                               2002        1.255           0.805                  20,161
                                                               2001        1.000           1.255                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (9/02).............   2003        0.819           0.993                  60,101
                                                               2002        1.128           0.819                  13,026
                                                               2001        1.000           1.128                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (4/02).........................................   2003        0.861           1.135                  33,703
                                                               2002        1.198           0.861                  24,619
                                                               2001        1.000           1.198                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2003        1.060           1.368               1,000,414
                                                               2002        1.000           1.060                 228,011

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2003        1.037           1.242               1,860,167
                                                               2002        1.000           1.037                 367,255

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2003        1.073           1.386                 193,380
                                                               2002        1.000           1.073                  27,934

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2003        1.068           1.353                 416,126
                                                               2002        1.000           1.068                  43,322

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
The Travelers Series Trust
   Equity Income Portfolio (5/02)...........................   2003        0.955           1.229               1,497,940
                                                               2002        1.130           0.955                 132,792
                                                               2001        1.000           1.130                      --

   Large Cap Portfolio (6/02)...............................   2003        0.862           1.055                 525,495
                                                               2002        1.138           0.862                  71,115
                                                               2001        1.000           1.138                      --

   Lazard International Stock Portfolio (3/02)..............   2003        0.843           1.064                  45,040

   Merrill Lynch Large Cap Core Portfolio (8/02)............   2003        0.846           1.006                 438,531
                                                               2002        1.151           0.846                  27,272
                                                               2001        1.000           1.151                      --

   MFS Emerging Growth Portfolio (8/02).....................   2003        0.787           0.997                 112,048
                                                               2002        1.219           0.787                  33,294
                                                               2001        1.000           1.219                      --

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.213                  14,955

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/02)................   2003        0.901           1.144                 277,176
                                                               2002        1.206           0.901                  89,349
                                                               2001        1.000           1.206                      --

   MFS Total Return Portfolio (2/02)........................   2003        1.005           1.150               3,403,681
                                                               2002        1.081           1.005                 458,806
                                                               2001        1.000           1.081                      --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.998                   2,550

   Smith Barney Aggressive Growth Portfolio (12/01).........   2003        0.802           1.059               2,216,985
                                                               2002        1.213           0.802                 741,620
                                                               2001        1.000           1.213                   5,724

   Smith Barney High Income Portfolio (3/02)................   2003        0.985           1.234               1,341,664
                                                               2002        1.037           0.985                 201,900
                                                               2001        1.000           1.037                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Smith Barney International All Cap Growth
   Portfolio (8/02).........................................   2003        0.853           1.067                  29,538
                                                               2002        1.169           0.853                  11,018
                                                               2001        1.000           1.169                      --

   Smith Barney Large Cap Value Portfolio (2/02)............   2003        0.806           1.010                 188,000
                                                               2002        1.101           0.806                 170,168
                                                               2001        1.000           1.101                      --

   Smith Barney Large Capitalization Growth Portfolio (2/02)   2003        0.872           1.264               1,110,282
                                                               2002        1.181           0.872                 384,417
                                                               2001        1.000           1.181                      --

   Smith Barney Mid Cap Core Portfolio (2/02)...............   2003        0.979           1.247                 544,924
                                                               2002        1.233           0.979                 270,753
                                                               2001        1.000           1.233                      --

   Smith Barney Money Market Portfolio (4/02)...............   2003        0.995           0.983               2,901,484
                                                               2002        1.000           0.995               2,395,570
                                                               2001        1.000           1.000                      --

   Strategic Equity Portfolio (4/02)........................   2003        0.749           0.974                 137,627
                                                               2002        1.148           0.749                  83,170
                                                               2001        1.000           1.148                      --

   Travelers Managed Income Portfolio (3/02)................   2003        0.984           1.047               2,134,736
                                                               2002        0.981           0.984                 483,229
                                                               2001        1.000           0.981                      --

   Van Kampen Enterprise Portfolio (1/00)...................   2003        0.828           1.021                  78,814
                                                               2002        1.194           0.828                      --
                                                               2001        1.000           1.194                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/02).......   2003        0.752           0.940                  68,581
                                                               2002        1.134           0.752                  28,027
                                                               2001        1.000           1.134                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (6/02).........................................   2003        0.887           1.236                 145,645
                                                               2002        1.215           0.887                  36,890
                                                               2001        1.000           1.215                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class (5/02)..........   2003        0.995           1.254                 855,032
                                                               2002        1.119           0.995                 157,173
                                                               2001        1.000           1.119                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2003        0.854           1.159               1,203,368
                                                               2002        1.000           0.854                 289,347

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (10/02).........   2003        0.963           1.175                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (6/02)...........................................   2003        0.960           1.238                      --

   AllianceBernstein Premier Growth Portfolio --
   Class B (5/02)...........................................   2003        0.947           1.141                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/02)..............   2003        0.984           1.299                  27,500

   Growth Fund -- Class 2 Shares (12/01)....................   2003        0.960           1.282                  18,290

   Growth-Income Fund -- Class 2 Shares (12/01).............   2003        0.971           1.255                  98,877

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (5/02).........   2003        0.968           1.297                   4,318

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        0.994           1.214                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.438                   3,951

   Templeton Foreign Securities Fund -- Class 2
   Shares (5/02)............................................   2003        0.988           1.275                  22,009

Greenwich Street Series Fund
   Appreciation Portfolio (2/02)............................   2003        0.977           1.187                   4,463

   Diversified Strategic Income Portfolio (3/02)............   2003        1.010           1.101                      --

   Equity Index Portfolio -- Class II Shares (6/02).........   2003        0.967           1.205                   4,400

   Fundamental Value Portfolio (2/02).......................   2003        0.965           1.306                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (4/02)........   2003        0.983           1.292                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.326                  16,913

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.236                      --

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.251                  33,139

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.073                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.066                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.041                   4,873

   Total Return Portfolio -- Administrative Class (2/02)....   2003        1.012           1.037                  37,287

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (1/00)   2003        0.958           1.234                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/02)............................................   2003        0.994           1.247                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (3/02).   2003        0.977           1.426                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (12/01)..........................   2003        0.960           1.302                      --

   Investors Fund -- Class I (2/02).........................   2003        0.958           1.238                      --

   Small Cap Growth Fund -- Class I (5/02)..................   2003        0.969           1.409                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (9/02).............   2003        0.963           1.160                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (4/02).........................................   2003        0.960           1.258                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2003        0.969           1.243                 177,618
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2003        0.979           1.165                  22,380
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2003        0.962           1.235                      --
                                                               2002        1.000           0.962                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2003        0.961           1.210                      --
                                                               2002        1.000           0.961                      --

The Travelers Series Trust
   Equity Income Portfolio (5/02)...........................   2003        0.958           1.226                   4,325

   Large Cap Portfolio (6/02)...............................   2003        0.966           1.176                      --

   Lazard International Stock Portfolio (3/02)..............   2003        1.001           1.256                   4,334

   Merrill Lynch Large Cap Core Portfolio (8/02)............   2003        0.973           1.150                      --

   MFS Emerging Growth Portfolio (8/02).....................   2003        0.971           1.223                      --

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.208                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/02)................   2003        0.967           1.220                      --

   MFS Total Return Portfolio (2/02)........................   2003        0.986           1.121                   4,696

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.996                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Smith Barney Aggressive Growth Portfolio (12/01).........   2003        0.951           1.248                      --

   Smith Barney High Income Portfolio (3/02)................   2003        1.007           1.253                  18,529

   Smith Barney International All Cap Growth
   Portfolio (8/02).........................................   2003        0.985           1.226                      --

   Smith Barney Large Cap Value Portfolio (2/02)............   2003        0.969           1.206                      --

   Smith Barney Large Capitalization Growth Portfolio (2/02)   2003        0.946           1.362                      --

   Smith Barney Mid Cap Core Portfolio (2/02)...............   2003        0.976           1.236                      --

   Smith Barney Money Market Portfolio (4/02)...............   2003        0.999           0.982                      --

   Strategic Equity Portfolio (4/02)........................   2003        0.969           1.254                      --

   Travelers Managed Income Portfolio (3/02)................   2003        1.014           1.073                      --

   Van Kampen Enterprise Portfolio (1/00)...................   2003        0.966           1.184                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/02).......   2003        0.959           1.192                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (6/02).........................................   2003        0.974           1.350                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class (5/02)..........   2003        0.991           1.242                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2003        0.986           1.330                      --

                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio -- Class B.

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio -- Service Shares changed its name to Mid Cap Growth Portfolio -- Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund -- Series I is no longer AIM available to new Contract Owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new Contract Owners.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new Contract Owners.

Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio is no longer available to new Contract Owners.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (11/01).........   2003        0.782           0.960                 443,311
                                                               2002        1.142           0.782                 326,594
                                                               2001        1.000           1.142                  72,644

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2003        0.786           1.019               1,180,761
                                                               2002        1.000           0.786                 442,063

   AllianceBernstein Premier Growth Portfolio --
   Class B (11/01)..........................................   2003        0.803           0.973                 483,364
                                                               2002        1.183           0.803                 440,010
                                                               2001        1.000           1.183                  25,673

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (10/01).............   2003        0.995           1.322               1,577,762
                                                               2002        1.188           0.995                 579,448
                                                               2001        1.000           1.188                  53,009

   Growth Fund -- Class 2 Shares (10/01)....................   2003        0.918           1.233               6,289,036
                                                               2002        1.238           0.918               2,672,503
                                                               2001        1.000           1.238                 328,550

   Growth-Income Fund -- Class 2 Shares (10/01).............   2003        0.916           1.191               6,886,746
                                                               2002        1.143           0.916               3,517,428
                                                               2001        1.000           1.143                 483,056

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (10/01)........   2003        0.859           1.158                 907,594
                                                               2002        1.228           0.859                 479,572
                                                               2001        1.000           1.228                  19,240

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        0.842           1.035               1,608,369
                                                               2002        1.000           0.842                 719,789

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.444                  73,437

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/01)...........................................   2003        0.907           1.177               1,293,188
                                                               2002        1.134           0.907                 589,742
                                                               2001        1.000           1.134                  29,133

Greenwich Street Series Fund
   Appreciation Portfolio (11/01)...........................   2003        0.920           1.125               3,133,227
                                                               2002        1.137           0.920               1,845,981
                                                               2001        1.000           1.137                 203,714

   Diversified Strategic Income Portfolio (10/01)...........   2003        1.041           1.142               1,747,167
                                                               2002        1.012           1.041                 662,115
                                                               2001        1.000           1.012                 523,138

   Equity Index Portfolio -- Class II Shares (10/01)........   2003        0.870           1.091               2,036,010
                                                               2002        1.141           0.870                 903,725
                                                               2001        1.000           1.141                  46,322

   Fundamental Value Portfolio (10/01)......................   2003        0.906           1.233               4,860,962
                                                               2002        1.173           0.906               3,156,979
                                                               2001        1.000           1.173                 387,824

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (11/01).......   2003        0.817           1.081                 160,435
                                                               2002        1.158           0.817                 125,487
                                                               2001        1.000           1.158                  17,376

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.332                  80,414

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.241                 244,664

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.256                 316,447

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.074                   5,122

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.045               1,039,141

   Total Return Portfolio -- Administrative Class (10/01)...   2003        1.074           1.107              14,489,686
                                                               2002        1.003           1.074               8,698,076
                                                               2001        1.000           1.003                 284,980

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB
   Shares (12/01)...........................................   2003        0.853           1.105                 176,949
                                                               2002        1.233           0.853                 126,575
                                                               2001        1.000           1.233                  19,152

   Putnam VT International Equity Fund -- Class IB
   Shares (10/01)...........................................   2003        0.919           1.160                 603,425
                                                               2002        1.138           0.919                 285,369
                                                               2001        1.000           1.138                  52,475

   Putnam VT Small Cap Value Fund -- Class IB Shares (11/01)   2003        0.980           1.439               1,081,087
                                                               2002        1.221           0.980                 712,422
                                                               2001        1.000           1.221                  16,781

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/01)..........................   2003        0.829           1.132               2,830,329
                                                               2002        1.127           0.829               1,972,141
                                                               2001        1.000           1.127                 277,708

   Investors Fund -- Class I (10/01)........................   2003        0.856           1.112                 997,741
                                                               2002        1.134           0.856                 806,373
                                                               2001        1.000           1.134                  76,156

   Small Cap Growth Fund -- Class I (11/01).................   2003        0.805           1.176               1,094,670
                                                               2002        1.255           0.805                 354,038
                                                               2001        1.000           1.255                   3,283

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (10/01)............   2003        0.819           0.993                 237,783
                                                               2002        1.128           0.819                  29,741
                                                               2001        1.000           1.128                  29,747

   Smith Barney Premier Selections All Cap Growth
   Portfolio (12/01)........................................   2003        0.861           1.135                 822,579
                                                               2002        1.198           0.861                 536,721
                                                               2001        1.000           1.198                   1,868

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2003        1.060           1.368               5,312,500
                                                               2002        1.000           1.060                 964,512

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2003        1.037           1.242               5,886,565
                                                               2002        1.000           1.037                 849,098

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2003        1.073           1.386                 374,914
                                                               2002        1.000           1.073                  74,562

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2003        1.068           1.353                 261,444
                                                               2002        1.000           1.068                  54,967

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
The Travelers Series Trust
   Equity Income Portfolio (11/01)..........................   2003        0.955           1.229               1,969,032
                                                               2002        1.130           0.955                 718,818
                                                               2001        1.000           1.130                  27,813

   Large Cap Portfolio (10/01)..............................   2003        0.862           1.055                 794,841
                                                               2002        1.138           0.862                 226,191
                                                               2001        1.000           1.138                  36,628

   Lazard International Stock Portfolio (8/02)..............   2003        0.843           1.064                 261,140

   Merrill Lynch Large Cap Core Portfolio (12/01)...........   2003        0.846           1.006                 172,694
                                                               2002        1.151           0.846                 159,360
                                                               2001        1.000           1.151                     614

   MFS Emerging Growth Portfolio (11/01)....................   2003        0.787           0.997                 275,657
                                                               2002        1.219           0.787                 179,610
                                                               2001        1.000           1.219                   4,324

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.213                  22,941

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/01)...............   2003        0.901           1.144                 327,479
                                                               2002        1.206           0.901                  82,566
                                                               2001        1.000           1.206                   3,553

   MFS Total Return Portfolio (10/01).......................   2003        1.005           1.150               9,375,765
                                                               2002        1.081           1.005               4,154,038
                                                               2001        1.000           1.081                 348,528

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.998                 109,660

   Smith Barney Aggressive Growth Portfolio (10/01).........   2003        0.802           1.059               6,029,951
                                                               2002        1.213           0.802               3,744,111
                                                               2001        1.000           1.213                 395,035

   Smith Barney High Income Portfolio (10/01)...............   2003        0.985           1.234               2,202,057
                                                               2002        1.037           0.985                 807,357
                                                               2001        1.000           1.037                  54,303

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Smith Barney International All Cap Growth
   Portfolio (11/01)........................................   2003        0.853           1.067                 329,999
                                                               2002        1.169           0.853               2,340,496
                                                               2001        1.000           1.169                      --

   Smith Barney Large Cap Value Portfolio (11/01)...........   2003        0.806           1.010               1,356,296
                                                               2002        1.101           0.806               1,102,306
                                                               2001        1.000           1.101                 140,595

   Smith Barney Large Capitalization Growth
   Portfolio (10/01)........................................   2003        0.872           1.264               2,146,063
                                                               2002        1.181           0.872                 959,386
                                                               2001        1.000           1.181                 220,733

   Smith Barney Mid Cap Core Portfolio (10/01)..............   2003        0.979           1.247               1,440,600
                                                               2002        1.233           0.979                 736,476
                                                               2001        1.000           1.233                 106,957

   Smith Barney Money Market Portfolio (10/01)..............   2003        0.995           0.983               7,405,805
                                                               2002        1.000           0.995               8,019,286
                                                               2001        1.000           1.000               4,696,068

   Strategic Equity Portfolio (11/01).......................   2003        0.749           0.974                 875,861
                                                               2002        1.148           0.749                 654,693
                                                               2001        1.000           1.148                 122,403

   Travelers Managed Income Portfolio (10/01)...............   2003        0.984           1.047               4,096,730
                                                               2002        0.981           0.984               2,197,709
                                                               2001        1.000           0.981                  86,039

   Van Kampen Enterprise Portfolio (11/01)..................   2003        0.828           1.021                  65,519
                                                               2002        1.194           0.828                  50,164
                                                               2001        1.000           1.194                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (10/01)......   2003        0.752           0.940                 350,888
                                                               2002        1.134           0.752                 217,610
                                                               2001        1.000           1.134                  81,986

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (11/01)........................................   2003        0.887           1.236                 793,268
                                                               2002        1.215           0.887                 191,027
                                                               2001        1.000           1.215                  20,517

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class (10/01).........   2003        0.995           1.254                 733,222
                                                               2002        1.119           0.995                 494,365
                                                               2001        1.000           1.119                  61,062

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2003        0.854           1.159               1,521,044
                                                               2002        1.000           0.854                 558,775

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (11/01).........   2003        0.963           1.175                  19,935

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2003        0.960           1.238                  88,029

   AllianceBernstein Premier Growth Portfolio --
   Class B (11/01)..........................................   2003        0.947           1.141                  27,611

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (10/01).............   2003        0.984           1.299                 579,425

   Growth Fund -- Class 2 Shares (10/01)....................   2003        0.960           1.282               1,571,576

   Growth-Income Fund -- Class 2 Shares (10/01).............   2003        0.971           1.255               2,119,583

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (10/01)........   2003        0.968           1.297                 328,001

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        0.994           1.214                 458,930

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.438                  44,071

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/01)...........................................   2003        0.988           1.275                 252,135

Greenwich Street Series Fund
   Appreciation Portfolio (11/01)...........................   2003        0.977           1.187                 501,351

   Diversified Strategic Income Portfolio (10/01)...........   2003        1.010           1.101                 256,584

   Equity Index Portfolio -- Class II Shares (10/01)........   2003        0.967           1.205                  65,914

   Fundamental Value Portfolio (10/01)......................   2003        0.965           1.306                 799,789

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (11/01).......   2003        0.983           1.292                  61,684

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.326                  85,338

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.236                 321,133

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.251                 204,552

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.073                   2,903

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.066                     240

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.041                 397,814

   Total Return Portfolio -- Administrative Class (10/01)...   2003        1.012           1.037               1,779,865

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB
   Shares (12/01)...........................................   2003        0.958           1.234                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (10/01)...........................................   2003        0.994           1.247                 141,914

   Putnam VT Small Cap Value Fund -- Class IB Shares (11/01)   2003        0.977           1.426                  48,389

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/01)..........................   2003        0.960           1.302                 167,690

   Investors Fund -- Class I (10/01)........................   2003        0.958           1.238                 171,462

   Small Cap Growth Fund -- Class I (11/01).................   2003        0.969           1.409                 117,984

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (10/01)............   2003        0.963           1.160                  20,788

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Smith Barney Premier Selections All Cap Growth              2003        0.960           1.258                 127,274
   Portfolio (12/01)........................................

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2003        0.969           1.243               1,911,734
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2003        0.979           1.165               1,583,911
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2003        0.962           1.235                  57,917
                                                               2002        1.000           0.962                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2003        0.961           1.210                  95,903
                                                               2002        1.000           0.961                      --

The Travelers Series Trust
   Equity Income Portfolio (11/01)..........................   2003        0.958           1.226                 228,153

   Large Cap Portfolio (10/01)..............................   2003        0.966           1.176                 100,664

   Lazard International Stock Portfolio (8/02)..............   2003        1.001           1.256                  42,730

   Merrill Lynch Large Cap Core Portfolio (12/01)...........   2003        0.973           1.150                  85,949

   MFS Emerging Growth Portfolio (11/01)....................   2003        0.971           1.223                  18,671

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.208                  15,008

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/01)...............   2003        0.967           1.220                  89,135

   MFS Total Return Portfolio (10/01).......................   2003        0.986           1.121               1,669,877

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.996                  47,603

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Smith Barney Aggressive Growth Portfolio (10/01).........   2003        0.951           1.248                 826,554

   Smith Barney High Income Portfolio (10/01)...............   2003        1.007           1.253                 579,482

   Smith Barney International All Cap Growth
   Portfolio (11/01)........................................   2003        0.985           1.226                  14,449

   Smith Barney Large Cap Value Portfolio (11/01)...........   2003        0.969           1.206                  10,808

   Smith Barney Large Capitalization Growth
   Portfolio (10/01)........................................   2003        0.946           1.362                 394,331

   Smith Barney Mid Cap Core Portfolio (10/01)..............   2003        0.976           1.236                 311,907

   Smith Barney Money Market Portfolio (10/01)..............   2003        0.999           0.982                 611,970

   Strategic Equity Portfolio (11/01).......................   2003        0.969           1.254                  36,786

   Travelers Managed Income Portfolio (10/01)...............   2003        1.014           1.073                 888,204

   Van Kampen Enterprise Portfolio (11/01)..................   2003        0.966           1.184                  12,206

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (10/01)......   2003        0.959           1.192                 139,962

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (11/01)........................................   2003        0.974           1.350                  66,935

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class (10/01).........   2003        0.991           1.242                 213,718

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2003        0.986           1.330                 212,265

                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio -- Class B.

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio -- Service Shares changed its name to Mid Cap Growth Portfolio -- Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund -- Series I is no longer AIM available to new Contract Owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new Contract Owners.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new Contract Owners.

Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio is no longer available to new Contract Owners.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D
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               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:


                              The Insurance Company
                              Principal Underwriter
                              Distribution and Principal Underwriting Agreement Valuation of Assets
                              Federal Tax Considerations
                              Independent Accountants
                              Condensed Financial Information
                              Financial Statements



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Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Life and Annuity Company, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-20668S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-20669S

Name:
            --------------------------------------------------------
Address:
            --------------------------------------------------------

            --------------------------------------------------------

L-12948                                                              May 3, 2004

          TRAVELERS PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY PROSPECTUS:
           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Capital Appreciation Fund                                          PIMCO VARIABLE INSURANCE TRUST
High Yield Bond Trust                                                 Real Return Portfolio -- Administrative Class
Managed Assets Trust                                                  Total Return Portfolio -- Administrative Class
Money Market Portfolio                                             PUTNAM VARIABLE TRUST
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.                  Putnam VT Small Cap Value Fund -- Class IB Shares
   AllianceBernstein Premier Growth Portfolio -- Class B(1)        SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
AMERICAN FUNDS INSURANCE SERIES                                       All Cap Fund -- Class I(5)
   Global Growth Fund -- Class 2 Shares                               Investors Fund -- Class I
   Growth Fund -- Class 2 Shares                                      Large Cap Growth Fund -- Class I
   Growth-Income Fund -- Class 2 Shares Small Cap                     Growth Fund -- Class I
DELAWARE VIP TRUST                                                 THE TRAVELERS SERIES TRUST
   Delaware VIP REIT Series -- Standard Class                         Convertible Securities Portfolio
DREYFUS VARIABLE INVESTMENT FUND                                      Disciplined Mid Cap Stock Portfolio
   Dreyfus Variable Investment Fund -- Appreciation Portfolio --      Equity Income Portfolio
     Initial Shares                                                   Federated High Yield Portfolio
   Dreyfus Variable Investment Fund -- Developing Leaders)            Federated Stock Portfolio
     Portfolio -- Initial Shares(2)                                   Large Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                  Lazard International Stock Portfolio
   Mutual Shares Securities Fund -- Class 2 Shares                    Merrill Lynch Large Cap Core Portfolio(6)
   Templeton Developing Markets Securities Fund -- Class 2 Shares     MFS Emerging Growth Portfolio
   Templeton Foreign Securities Fund -- Class 2 Shares                MFS Mid Cap Growth Portfolio
   Templeton Growth Securities Fund -- Class 2 Shares                 MFS Value Portfolio
GREENWICH STREET SERIES FUND                                          Pioneer Fund Portfolio(7)
   Equity Index Portfolio -- Class II Shares                          Social Awareness Stock Portfolio
   Salomon Brothers Variable Aggressive Growth Fund -- Class I        Travelers Quality Bond Portfolio
     Shares(3)                                                        U.S. Government Securities Portfolio
   Salomon Brothers Variable Growth & Income Fund -- Class I       TRAVELERS SERIES FUND INC.
     Shares                                                           AIM Capital Appreciation Portfolio
JANUS ASPEN SERIES                                                    MFS Total Return Portfolio
   Global Technology Portfolio -- Service Shares                      Pioneer Strategic Income Portfolio(8)
LAZARD RETIREMENT SERIES, INC.                                        SB Adjustable Rate Income Portfolio Smith Barney Class
   Lazard Retirement Small Cap Portfolio                              Strategic Equity Portfolio(9)
LORD ABBETT SERIES FUND, INC.                                      VAN KAMPEN LIFE INVESTMENT TRUST
   Growth and Income Portfolio                                        Comstock Portfolio Class II Shares
   Mid-Cap Value Portfolio                                         VARIABLE INSURANCE PRODUCTS FUND II
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.                             Contrafund(R)Portfolio -- Service Class 2
   Merrill Lynch Global Allocation V.I. Fund -- Class III          VARIABLE INSURANCE PRODUCTS FUND III
   Merrill Lynch Small Cap Value V.I. Fund -- Class III               Dynamic Capital Appreciation Portfolio -- Service Class 2
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                    Mid Cap Portfolio -- Service Class 2
   Oppenheimer Main Street Fund/VA -- Service Shares(4)

--------------
(1)   Formerly Premier Growth Portfolio -- Class B                (5)   Formerly Capital Fund -- Class I
(2)   Formerly Small Cap Portfolio -- Initial Shares              (6)   Formerly MFS Research Portfolio
(3)   Formerly Salomon Brothers Variable Emerging Growth          (7)   Formerly Utilities Portfolio
      Fund -- Class I Shares                                      (8)   Formerly Putnam Diversified Income Portfolio
(4)   Formerly Oppenheimer Main Street Growth & Income            (9)   Formerly Alliance Growth Portfolio
      Fund/VA -- Service Shares

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
                          PROSPECTUS DATED MAY 3, 2004

                                TABLE OF CONTENTS

Glossary...........................................      3    Payment Options.........................................    37
Summary............................................      5       Election of Options..................................    37
Fee Table..........................................      8       Annuity Options......................................    37
Condensed Financial Information....................     14       Variable Liquidity Benefit...........................    37
The Annuity Contract...............................     14    Miscellaneous Contract Provisions.......................    38
   Contract Owner Inquiries........................     15       Right to Return......................................    38
   Purchase Payments...............................     16       Termination..........................................    38
   Accumulation Units..............................     16       Required Reports.....................................    38
   The Variable Funding Options....................     16       Suspension of Payments...............................    38
The Fixed Account..................................     22    The Separate Accounts...................................    39
Charges and Deductions.............................     22       Performance Information..............................    39
   General.........................................     22    Federal Tax Considerations..................................39
   Withdrawal Charge...............................     23       General Taxation of Annuities............................40
   Free Withdrawal Allowance.......................     23       Types of Contracts: Qualified and Non-qualified..........40
   Transfer Charge.................................     24       Qualified Annuity Contracts..............................40
   Administrative Charges..........................     24         Taxation of Qualified Annuity Contracts................40
   Mortality and Expense Risk Charge...............     24         Mandatory Distributions for Qualified Plans............40
   Enhanced Stepped-Up Provision Charge............     24       Non-qualified Annuity Contracts..........................41
   Guaranteed Minimum Withdrawal                                   Diversification Requirements for
      Benefit Charge...............................     24           Variable Annuities...................................41
   Variable Liquidity Benefit Charges..............     24         Ownership of the Investments...........................41
   Variable Funding Option Expenses................     24         Taxation of Death Benefit Proceeds.....................42
   Premium Tax.....................................     25       Other Tax Considerations.................................42
   Changes in Taxes Based upon Premium                             Treatment of Charges for Optional  Benefits............42
     or Value......................................     25         Penalty Tax for Premature Distribution.................42
Transfers..........................................     25         Puerto Rico Tax Considerations.........................42
   Dollar Cost Averaging...........................     26         Non-Resident Aliens....................................42
Access to Your Money...............................     27    Other Information........................................   43
   Guaranteed Minimum Withdrawal Benefit...........     27       The Insurance Companies...............................   43
   Systematic Withdrawals..........................     29       Financial Statements..................................   43
   Loans...........................................     29       Distribution of Variable Annuity Contracts............   43
Ownership Provisions...............................     30       Conformity with State and Federal Laws................   44
   Types of Ownership..............................     30       Voting Rights.........................................   44
     Contract Owner................................     30       Restrictions on Financial Transactions................   45
     Beneficiary...................................     30       Legal Proceedings and Opinions........................   45
     Annuitant.....................................     30    Appendix A: Condensed Financial
Death Benefit......................................     31       Information: Travelers Separate Account Nine
   Death Proceeds before the Maturity Date.........     31       for Variable Annuities................................. A-1
   Enhanced Stepped-Up Provision...................     31    Appendix B: Condensed Financial
   Payment of Proceeds.............................     32       Information: Travelers Separate Account Ten
   Spousal Contract Continuance....................     34       for Variable Annuities................................  B-1
   Beneficiary Contract Continuance................     34    Appendix C: The Fixed Account............................  C-1
   Planned Death Benefit...........................     35    Appendix D: Contents of the Statement of
   Death Proceeds after Maturity Date................   35       Additional Information...............................   D-1
The Annuity Period...................................   35
   Maturity Date.....................................   35
   Allocation of Annuity.............................   36
   Variable Annuity..................................   36
   Fixed Annuity.....................................   36

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                TRAVELERS PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account Nine for Variable Annuities ("Separate Account Nine"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under Qualified Contracts, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under Non-qualified Contracts, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding OptionS twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.70%. For Contracts with a value of less than $40,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% in years four and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT. ("PRINCIPAL GUARANTEE") For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include additional Purchase Payments in the calculation of the amount that we guarantee to return.

                                    FEE TABLE
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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

       WITHDRAWAL CHARGE.................................................. 6%(1)
       (AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

       TRANSFER CHARGE................................................... $10(2)
       (ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

       VARIABLE LIQUIDITY BENEFIT CHARGE................................. 6%(3)
       (AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES
       ANNUAL CONTRACT ADMINISTRATIVE CHARGE............................. $30(4)

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., and a maximum charge of 1.00% for GMWB, both optional features. Below is a summary of all charges that may apply, depending on the optional features you select:

       Mortality and Expense Risk Charge........................  1.70%
       Administrative Expense Charge............................  0.15%
       TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
       FEATURES SELECTED........................................  1.85%
       Optional E.S.P. Charge...................................  0.20%
       TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
       SELECTED.................................................  2.05%
       Maximum Optional GMWB Charge.............................  1.00%(5)
       TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB ONLY
       SELECTED.................................................  2.85%
       TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
       GMWB SELECTED............................................  3.05%
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(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 3 years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-------------------------------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN      WITHDRAWAL CHARGE
        0 years               1 years                6%
        1 years               2 years                5%
        2 years               3 years                4%
       3 + years                                     0%

(2)  We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after nine years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-------------------------------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN      WITHDRAWAL CHARGE
        0 years               1 years                6%
        1 years               2 years                5%
        2 years               3 years                4%
       3 + years                                     0%


(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

(5)  The current charge for GMWB is 0.40%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM                        MAXIMUM
                                                                --------------------------     --------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.                     0.42%                          4.73%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                  DISTRIBUTION                              CONTRACTUAL FEE    NET TOTAL
                                                     AND/OR                  TOTAL ANNUAL       WAIVER           ANNUAL
                                    MANAGEMENT   SERVICE (12b-1)   OTHER       OPERATING    AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                       FEE            FEES        EXPENSES     EXPENSES      REIMBURSEMENT      EXPENSES
----------------                   ----------    --------------   --------   ------------   ---------------    ----------
Capital Appreciation Fund.....        0.75%           --           0.07%         0.82%            --             0.82%(1)
High Yield Bond Trust.........        0.52%           --           0.13%         0.65%            --             0.65%(2)
Managed Assets Trust..........        0.50%           --           0.09%         0.59%            --             0.59%(1)
Money Market Portfolio........        0.32%           --           0.10%         0.42%            --             0.42%(3)
AIM VARIABLE INSURANCE FUNDS,
   INC.
   AIM V.I. Premier Equity
     Fund -- Series I+........        0.61%           --           0.24%         0.85%            --             0.85%
ALLIANCEBERNSTEIN VARIABLE
   PRODUCT SERIES FUND, INC.
   AllianceBernstein Premier
     Growth Portfolio --
     Class B*.................        1.00%          0.25%         0.05%         1.30%            --               --(4)
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2
       Shares*................        0.66%          0.25%         0.04%         0.95%            --             0.95%
   Growth Fund -- Class 2
     Shares*..................        0.37%          0.25%         0.02%         0.64%            --             0.64%
   Growth-Income Fund -- Class 2
       Shares*................        0.33%          0.25%         0.01%         0.59%            --             0.59%
CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Market Portfolio+       1.25%           --           0.56%         1.81%            --               --(23)

                                                  DISTRIBUTION                              CONTRACTUAL FEE    NET TOTAL
                                                     AND/OR                  TOTAL ANNUAL       WAIVER           ANNUAL
                                    MANAGEMENT   SERVICE (12b-1)   OTHER       OPERATING    AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                       FEE            FEES        EXPENSES     EXPENSES      REIMBURSEMENT      EXPENSES
----------------                   ----------    --------------   --------   ------------   ---------------    ----------
DELAWARE VIP TRUST
   Delaware VIP REIT Series --
     Standard Class...........       0.75%            --          0.11%        0.86%            --              0.86%(5)
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment
     Fund -- Appreciation
     Portfolio -- Initial Shares     0.75%            --          0.05%        0.80%            --              0.80%
   Dreyfus Variable Investment
     Fund -- Developing Leaders
     Portfolio -- Initial Shares     0.75%            --          0.07%        0.82%            --              0.82%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Mutual Shares Securities
     Fund -- Class 2 Shares*..       0.60%           0.25%        0.20%        1.05%            --              1.05%(6)
   Templeton Developing Markets
     Securities Fund -- Class 2
     Shares*..................       1.25%           0.25%        0.30%        1.80%            --              1.80%
   Templeton Foreign Securities
     Fund -- Class 2 Shares*..       0.69%           0.25%        0.22%        1.16%           0.04%            1.12%(7)
   Templeton Growth Securities
     Fund -- Class 2 Shares*..       0.81%           0.25%        0.07%        1.13%            --              1.13%(8)
GREENWICH STREET SERIES FUND
   Equity Index Portfolio --
     Class II Shares*.........       0.31%           0.25%        0.04%        0.60%            --              0.60%
   Salomon Brothers Variable
     Aggressive Growth Fund --
     Class I Shares...........       0.95%            --          0.61%        1.56%            --              1.56%
   Salomon Brothers Variable
     Growth & Income Fund --
     Class I Shares...........       0.65%            --          0.62%        1.27%            --              1.27%
JANUS ASPEN SERIES
   Balanced Portfolio --
     Service Shares*+.........       0.65%           0.25%        0.02%        0.92%            --              0.92%
   Global Life Sciences
     Portfolio -- Service
     Shares*+.................       0.65%           0.25%        0.32%        1.22%            --              1.22%
   Global Technology Portfolio
     -- Service Shares*.......       0.65%           0.25%        0.20%        1.10%            --              1.10%
   Worldwide Growth Portfolio
     -- Service Shares*+......       0.65%           0.25%        0.06%        0.96%            --              0.96%
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap
     Portfolio*...............       0.75%           0.25%        0.42%        1.42%           0.17%            1.25%(9)
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio       0.50%            --          0.35%        0.85%            --              0.85%
   Mid-Cap Value Portfolio....       0.75%            --          0.33%        1.08%            --              1.08%
MERRILL LYNCH VARIABLE SERIES
   FUNDS, INC.
   Merrill Lynch Global
     Allocation V.I. Fund --
     Class III*...............       0.65%           0.25%        0.18%        1.08%            --              1.08%
   Merrill Lynch Small Cap
     Value V.I. Fund --
     Class III*...............       0.75%           0.25%        0.08%        1.08%            --              1.08%

                                                  DISTRIBUTION                              CONTRACTUAL FEE    NET TOTAL
                                                     AND/OR                  TOTAL ANNUAL       WAIVER           ANNUAL
                                    MANAGEMENT   SERVICE (12b-1)   OTHER       OPERATING    AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                       FEE            FEES        EXPENSES     EXPENSES      REIMBURSEMENT      EXPENSES
----------------                   ----------    --------------   --------   ------------   ---------------    ----------
OPPENHEIMER VARIABLE ACCOUNT
   FUNDS
   Oppenheimer Main Street
     Fund/VA -- Service Shares*      0.68%           0.25%        0.03%        0.96%            --              0.96%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class*....       0.25%           0.15%        0.26%        0.66%           0.01%            0.65%(10)
   Total Return Portfolio --
     Administrative Class*....       0.25%           0.15%        0.26%        0.66%           0.01%            0.65%(11)
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth
     Fund -- Class IB Shares*+       0.70%           0.25%        0.86%        1.81%            --              1.81%(12)
   Putnam VT International
     Equity Fund -- Class IB
     Shares*+.................       0.77%           0.25%        0.22%        1.24%            --              1.24%(12)
   Putnam VT Small Cap Value
     Fund -- Class IB Shares*.       0.80%           0.25%        0.12%        1.17%            --              1.17%(12)
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I....       0.85%            --          0.13%        0.98%            --              0.98%
   Investors Fund -- Class I..       0.70%            --          0.12%        0.82%            --              0.82%
   Large Cap Growth Fund --
     Class I..................       0.75%            --          3.98%        4.73%            --                 --(23)
   Small Cap Growth Fund --
     Class I..................       0.75%            --          0.51%        1.26%            --              1.26%
THE TRAVELERS SERIES TRUST
   Convertible Securities
     Portfolio................       0.60%            --          0.18%        0.78%            --              0.78%(13)
   Disciplined Mid Cap Stock
     Portfolio................       0.70%            --          0.12%        0.82%            --              0.82%(15)
   Equity Income Portfolio....       0.75%            --          0.12%        0.87%            --              0.87%(15)
   Federated High Yield
     Portfolio................       0.65%            --          0.25%        0.90%            --              0.90%(15)
   Federated Stock Portfolio..       0.63%            --          0.29%        0.92%            --              0.92%(15)
   Large Cap Portfolio........       0.75%            --          0.11%        0.86%            --              0.86%(15)
   Lazard International Stock
     Portfolio................       0.83%            --          0.17%        1.00%            --              1.00%(1)
   Merrill Lynch Large Cap Core
     Portfolio................       0.80%            --          0.19%        0.99%            --              0.99%(14)
   MFS Emerging Growth
      Portfolio...............       0.75%            --          0.14%        0.89%            --              0.89%(15)
   MFS Mid Cap Growth
     Portfolio................       0.80%            --          0.12%        0.92%            --              0.92%(14)
   MFS Value Portfolio........       0.75%            --          0.33%        1.08%            --                 --(14)
   Pioneer Fund Portfolio.....       0.72%            --          0.40%        1.12%            --              1.12%(16)
   Social Awareness Stock
     Portfolio................       0.62%            --          0.16%        0.78%            --              0.78%(1)
   Travelers Quality Bond
     Portfolio................       0.32%            --          0.11%        0.43%            --              0.43%(17)
   U.S. Government Securities
     Portfolio................       0.32%            --          0.10%        0.42%            --              0.42%(1)
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio................       0.80%            --          0.05%        0.85%            --              0.85%
   MFS Total Return Portfolio.       0.80%            --          0.02%        0.82%            --              0.82%
   Pioneer Strategic Income
     Portfolio................       0.75%            --          0.25%        1.00%            --              1.00%

                                                  DISTRIBUTION                              CONTRACTUAL FEE    NET TOTAL
                                                     AND/OR                  TOTAL ANNUAL       WAIVER           ANNUAL
                                    MANAGEMENT   SERVICE (12b-1)   OTHER       OPERATING    AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                       FEE            FEES        EXPENSES     EXPENSES      REIMBURSEMENT      EXPENSES
----------------                   ----------    --------------   --------   ------------   ---------------    ----------
   SB Adjustable Rate Income         0.60%           0.25%        3.87%        4.72%           3.72%             1.00%(18)
     Portfolio Smith Barney
     Class*...................
   Strategic Equity Portfolio.       0.80%            --          0.04%        0.84%            --               0.84%
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II
     Shares*..................       0.60%           0.25%        0.05%        0.90%            --               0.90%
   Enterprise Portfolio
     Class II Shares*+........       0.50%           0.25%        0.14%        0.89%            --                 --(19)
VARIABLE INSURANCE PRODUCTS
   FUND II
   Contrafund(R) Portfolio --
     Service Class 2*.........       0.58%           0.25%        0.10%        0.93%            --                 --(20)
VARIABLE INSURANCE PRODUCTS
   FUND III
   Dynamic Capital Appreciation
     Portfolio -- Service Class 2*   0.58%           0.25%        1.27%        2.10%            --                 --(21)
   Mid Cap Portfolio -- Service
     Class 2*.................       0.58%           0.25%        0.12%        0.95%            --                 --(22)

--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).
 +     Closed to new investors.

NOTES
 (1) Fund has a voluntary waiver of 1.25%. Other Expense include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (2) Management fee is based on 0.50% on first $50 million of net assets; 0.40% on the next $100 million; 0.30% on the next $100 million and 0.25% on assets in excess of $250 million. Other expense include 0.06% adminstrative services fee the Fund pays to Travelers Insurance Company.

 (3) Fund has a voluntary waiver of 0.40%. Other Expense include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (4) Total portfolio operating expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years.

 (5) The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2004, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2004 through April 30, 2005, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

 (6) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

 (7) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

 (8) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

 (9) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2004 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

 (10) "Other Expenses" reflects a 0.25% administrative fee, the class' pro rata Trustees' fees, and interest expense. Interest expense is generally incurred as a result of investment management activities. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.65%.

 (11) "Other Expenses" reflects a 0.25% administrative fee, and 0.01% representing the Portfolio's pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

 (12) There was no fee waiver or expense reimbursement for 2003, but effective January 28, 2004 there will be a limit in effect. Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that each fund's net expenses as a percentage of its net assets exceed the average expense ratio for the fund's Lipper peer group of funds underlying variable insurance products.

 (13) Fund has a voluntary waiver of 0.80%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (14) Fund has a voluntary waiver of 1.00%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (15) Fund has a voluntary waiver of 0.95%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (16) Effective 5/1/03, shareholders approved a new Investment Advisory Agreement that increased the management fee from 0.65% to 0.75%. The actual Management Fee for the year was a blended rate of 0.72%. Other expense include 0.06% adminstrative services fee the Fund pays to Travelers Insurance Company.

 (17) Fund has a voluntary waiver of 0.75%. Other Expense include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (18) Pursuant to an agreement, the Investment Advisor has agreed, for the period of one year, commencing November 1, 2003, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%.

 (19) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Classes I and II, respectively. For the year ended December 31, 2003, the Adviser waived $57,431 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

 (20) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%. These offsets may be discontinued at any time.

 (21) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 1.15%. The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.25%. The expense ratio shown reflects the expense cap in effect at period end. This arrangement can be discountinued by the fund's manager at any time.

 (22) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

 (23) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                                   VOLUNTARY FEE
                                                                                   WAIVER AND/OR
                                                                                      EXPENSE              NET TOTAL ANNUAL
        FUNDING OPTION                                                             REIMBURSEMENT          OPERATING EXPENSES
        --------------                                                         ----------------------    ---------------------
        Credit Suisse Trust Emerging Market Portfolio                                  0.41%                    1.40%
        Large Cap Growth Fund -- Class I                                               3.73%                    1.00%
        MFS Value Portfolio                                                            0.08%                    1.00%
        Enterprise Portfolio Class II Shares                                           0.04%                    0.85%
        Contrafund(R) Portfolio -- Service Class 2                                     0.03%                    0.90%
        Dynamic Capital Appreciation Portfolio -- Service Class 2                      0.95%                    1.15%
        Mid Cap Portfolio -- Service Class 2                                           0.02%                    0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The first example assumes that the maximum charge for the Guaranteed Minimum Withdrawal Benefit (GMWB) applies. The second example assumes the current charge for the GMWB applies. In both examples, your actual expenses will be less than those shown if you do not elect all of the available optional benefits.

EXAMPLE 1 -- CONTRACT WITH ALL OPTIONAL BENEFITS ELECTED (ASSUMING MAXIMUM CHARGE FOR GMWB)

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN                ANNUITIZED AT END OF PERIOD SHOWN
                                             ---------------------------------------- ------------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS    5 YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------                              -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses.....................       1368      2640      3631       6783       768       2240      3631        6783
Underlying Fund with Minimum Total Annual
Operating Expenses.....................        950      1467      1806       3753       350       1067      1806        3753

EXAMPLE 2 -- CONTRACT WITH ALL OPTIONAL BENEFITS ELECTED (ASSUMING CURRENT CHARGE FOR GMWB)

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN                ANNUITIZED AT END OF PERIOD SHOWN
                                             ---------------------------------------- ------------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS    5 YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------                              -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................   1311      2486      3402       6448       711       2086      3402        6448
Underlying Fund with Minimum Total Annual
Operating Expenses.........................    891      1291      1517       3202       291       891       1517        3202



                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Portfolio Architect 3 Variable Annuity is a Contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                              MAXIMUM AGE BASED ON THE OLDER OF THE OWNER
              DEATH BENEFIT/OPTIONAL FEATURE                       AND ANNUITANT ON THE CONTRACT DATE
      -----------------------------------------------    -------------------------------------------------------
      Annual Step-Up Death Benefit                                               Age 80

      Enhanced Stepped-Up Provision (E.S.P.)                                     Age 75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:


                FUNDING                                  INVESTMENT                               INVESTMENT
                OPTION                                    OBJECTIVE                           ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------   ------------------------------------
Capital Appreciation Fund                  Seeks growth of capital. The Fund          Travelers Asset Management
                                           normally invests in equity securities      International Company LLC ("TAMIC")
                                           of issuers of any size and in any          Subadviser: Janus Capital Corp.
                                           industry.

High Yield Bond Trust                      Seeks high current income. The Fund        Travelers Asset Management
                                           normally invests in below                  International Company LLC ("TAMIC")
                                           investment-grade bonds and debt
                                           securities.

Managed Assets Trust                       Seeks high total return. The Fund          Travelers Asset Management
                                           normally invests in equities,              International Company LLC ("TAMIC")
                                           convertible and fixed-income               Subadviser: Travelers Investment
                                           securities. The Fund's policy is to        Management Company ("TIMCO")
                                           allocate investments among asset
                                           classes.

Money Market Portfolio                     Seeks high current return with             Travelers Asset Management
                                           preservation of capital and liquidity.     International Company LLC ("TAMIC")
                                           The Fund normally invests in
                                           high-quality short term money market
                                           instruments.

AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Premier Equity Fund --         Seeks to achieve long term growth of       A I M Advisers, Inc.
     Series I+                             capital. Income is a secondary
                                           objective. The Fund normally invests
                                           in equity securities, including
                                           convertible securities.

ALLIANCEBERNSTEIN VARIABLE PRODUCT
   SERIES FUND, INC.
   AllianceBernstein Premier Growth        Seeks growth of capital. The Fund          Alliance Capital Management L.P.
     Portfolio -- Class B                  normally invests in equity securities
                                           of a relatively small number of
                                           intensely researched U.S. companies.

AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2           Seeks capital appreciation. The Fund       Capital Research and Management
     Shares                                normally invests in common stocks of       Co. ("CRM")
                                           companies located around the world.

   Growth Fund -- Class 2 Shares           Seeks capital appreciation. The Fund       Capital Research and Management Co.
                                           normally invests in common stocks of
                                           companies that appear to offer
                                           superior opportunities for growth of
                                           capital.

   Growth-Income Fund -- Class 2           Seeks capital appreciation and income.     Capital Research and Management Co.
     Shares                                The Fund normally invests in common
                                           stocks or other securities that
                                           demonstrate the potential for
                                           appreciation and/or dividends.

                FUNDING                                  INVESTMENT                               INVESTMENT
                OPTION                                    OBJECTIVE                           ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------   ------------------------------------
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging            Seeks long term growth of capital. The     Credit Suisse Asset Management, LLC
     Market Portfolio+                     Fund normally invests in equity            Subadviser: Credit Suisse Asset
                                           securities of companies located in, or     Management Limited
                                           conducting a majority of their
                                           business, in emerging markets.
DELAWARE VIP TRUST
   Delaware VIP REIT Series --             Seeks to achieve maximum long term         Delaware Management
     Standard Class                        total return with capital appreciation     Company ("Delaware")
                                           as a secondary objective.  The Fund
                                           normally invests in companies that
                                           manage a portfolio of real estate to
                                           earn profits for shareholders (REITS).

DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund        Seeks long term capital growth             The Dreyfus Corporation ("Dreyfus")
     -- Appreciation Portfolio --          consistent with the preservation of        Subadviser: Fayez Sarofim & Co.
     Initial Shares                        capital. Current income is a secondary
                                           objective. The Fund normally invests
                                           in common stocks of established
                                           companies.

   Dreyfus Variable Investment Fund        Seeks to maximize capital                  The Dreyfus Corporation
     -- Developing Leaders Portfolio       appreciation. The Fund normally
     -- Initial Shares                     invests in companies with market
                                           capitalizations of less than $2
                                           billion at the time of purchase.

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Mutual Shares Securities Fund --        Seeks capital appreciation. Income is      Franklin Mutual Advisers, LLC
     Class 2 Shares                        a secondary objective. The Fund
                                           normally invests in equity securities
                                           of companies believed to be
                                           undervalued.

   Templeton Developing Markets            Seeks long-term capital appreciation.      Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares     The Fund normally invests in the
                                           investments of emerging market
                                           countries, primarily equity securities.

   Templeton Foreign Securities            Seeks long-term capital growth. The        Templeton Investment Counsel, LLC
     Fund -- Class 2 Shares                Fund normally invests in investments,
                                           primarily equity securities, of
                                           issuers located outside of the U.S.,
                                           including those in emerging markets.

   Templeton Growth Securities             Seeks long-term capital growth. The        Templeton Global Advisors Limited
     Fund -- Class 2 Shares                Fund normally invests in equity
                                           securities of companies located
                                           anywhere in the world, including the
                                           U.S. and emerging markets.

GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class II      Seeks investment results that, before      TIMCO
     Shares                                expenses, correspond to the price and
                                           yield performance of the S&P 500
                                           Index. The Fund normally invests in
                                           equity securities, or other
                                           investments with similar economic
                                           characteristics that are included in
                                           the S&P 500 Index.

   Salomon Brothers Variable               Seeks capital appreciation. The Fund       Salomon Brothers Asset Management
     Aggressive Growth Fund -- Class I     normally invests in common stocks of       ("SBAM")
     Shares                                companies that the manager believes
                                           are experiencing or will experience
                                           growth in earnings and/or cash flow
                                           that exceeds the average rate of
                                           earnings growth of the companies that
                                           comprise the S&P 500. The Fund may
                                           invest in the securities of large,
                                           well-known companies, but a
                                           significant portion of Fund assets
                                           may also be invested in small to
                                           medium sized companies.

   Salomon Brothers Variable Growth &      Seeks income and long-term capital         Salomon Brothers Asset Management
     Income Fund -- Class I Shares         growth. The Fund normally invests in
                                           equity securities that provide
                                           dividend or interest income and it
                                           also invests in non-income producing
                                           stocks for potential appreciation in
                                           value.

                FUNDING                                  INVESTMENT                               INVESTMENT
                OPTION                                    OBJECTIVE                           ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------   ------------------------------------
JANUS ASPEN SERIES
   Balanced Portfolio -- Service           Seeks long term capital growth,            Janus Capital
     Shares+                               consistent with preservation of
                                           capital and balanced by current
                                           income. The Fund normally invests in
                                           common stocks selected for their
                                           growth potential and other securities
                                           selected for their income potential.

   Global Life Sciences Portfolio --       Seeks long-term growth of capital. The     Janus Capital
     Service Shares+                       Fund normally invests in securities of
                                           companies with a life science (e.g.
                                           health, personal care,
                                           pharmaceuticals) orientation.

   Global Technology Portfolio --          Seeks long-term growth of capital. The     Janus Capital
     Service Shares                        Fund normally invests in securities of
                                           companies that are expected to benefit
                                           from advances or improvements in
                                           technology.

   Worldwide Growth Portfolio --           Seeks growth of capital in a manner        Janus Capital
     Service Shares+                       consistent with the preservation of
                                           capital. The Fund normally invests in
                                           the common stocks of companies of any
                                           size throughout the world.

LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.      Lazard Asset Management, LLC
     Portfolio                             The Fund normally invests in equity
                                           securities, principally common stocks,
                                           of relatively small U.S. companies
                                           that are believed to be undervalued
                                           based on their earnings, cash flow or
                                           asset values.

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio             Seeks long-term growth of capital and      Lord Abbett & Co.
                                           income without excessive fluctuations
                                           in market value. The Fund normally
                                           invests in equity securities of large,
                                           seasoned, U.S. and multinational
                                           companies believed to be undervalued.

   Mid-Cap Value Portfolio                 Seeks capital appreciation. The Fund       Lord Abbett & Co.
                                           normally invests in common stocks of
                                           mid-sized companies believed to be
                                           undervalued.

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
   Merrill Lynch Global Allocation         Seeks high total investment return.        Merrill Lynch Investment Managers,
     V.I. Fund -- Class III                The Fund normally invests in a             L.P. ("MLIM")
                                           portfolio of equity, debt and money
                                           market securities, primarily of
                                           corporate and governmental issuers
                                           located in North and South America,
                                           Europe, Australia and the Far East.

   Merrill Lynch Small Cap Value V.I.      Seeks long-term growth of capital. The     Merrill Lynch Investment Managers,
     Fund -- Class III                     Fund normally invests in common stocks     L.P. ("MLIM")
                                           of small cap companies and emerging
                                           growth companies believed to be
                                           undervalued.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA --      Seeks high total return. The Fund          OppenheimerFunds, Inc.
     Service Shares                        normally invests in common stocks of
                                           U.S. companies and it may invest in
                                           debt securities, as well.

PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --                Seeks maximum real return, consistent      Pacific Investment Management
     Administrative Class                  with preservation of real capital and      Company LLC
                                           prudent investment management. The
                                           Fund normally invests in
                                           inflation-indexed bonds of varying
                                           maturities issued by the U.S. and
                                           non-U.S. governments or government
                                           sponsored enterprises.

   Total Return Portfolio --               Seeks maximum total return, consistent     Pacific Investment Management
     Administrative Class                  with preservation of capital and           Company LLC
                                           prudent investment management. The
                                           Fund normally invests in intermediate
                                           maturity fixed income securities.

                FUNDING                                  INVESTMENT                               INVESTMENT
                OPTION                                    OBJECTIVE                           ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------   ------------------------------------
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund --      Seeks long-term growth of capital. The     Putnam Investment Management
     Class IB Shares+                      Fund normally invests in the common
                                           stocks of U.S. companies believed to
                                           be fast-growing and whose earnings are
                                           likely to increase over time.

   Putnam VT International Equity          Seeks capital appreciation. The Fund       Putnam Investment
     Fund -- Class IB Shares+              normally invests in common stocks of       Management("Putnam")
                                           companies outside the U S.

   Putnam VT Small Cap Value Fund --       Seeks capital appreciation. The Fund       Putnam Investment Management
     Class IB Shares                       normally invests in the common stocks
                                           of U.S. companies believed to be
                                           undervalued in the market.

SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                 Seeks capital appreciation. The Fund       Salomon Brothers Asset Management
                                           normally invests in common stocks and      ("SBAM")
                                           their equivalents of companies
                                           believed to be undervalued in the
                                           marketplace.

   Investors Fund - Class I                Seeks long term growth of capital.         SBAM
                                           Secondarily seeks current income. The
                                           Fund normally invests in common stocks
                                           of established companies.

   Large Cap Growth Fund -- Class I        Seeks long-term growth of capital. The     SBAM
                                           Fund normally invests in equity
                                           securities of companies with large
                                           market capitalizations.

   Small Cap Growth Fund -- Class I        Seeks long term growth of capital. The     SBAM
                                           Fund normally invests in equity
                                           securities of companies with small
                                           market capitalizations.

THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio        Seeks current income and capital           Travelers Asset Management
                                           appreciation. The Fund normally            International Company LLC ("TAMIC")
                                           invests in convertible securities.

   Disciplined Mid Cap Stock Portfolio     Seeks growth of capital. The Fund          TAMIC
                                           normally invests in the equity             Subadviser: Travelers Investment
                                           securities of companies with mid-size      Management Company ("TIMCO")
                                           market capitalizations.

   Equity Income Portfolio                 Seeks reasonable income. The Fund          TAMIC
                                           normally invests in equity securities      Subadviser: Fidelity Management &
                                           with a focus on income producing           Research Company ("FMR")
                                           equities.

   Federated High Yield Portfolio          Seeks high current income. The Fund        TAMIC
                                           normally invests in below                  Subadviser: Federated Investment
                                           investment-grade bonds and debt            Management Company(`Federated")
                                           securities.

   Federated Stock Portfolio               Seeks growth of income and capital.        TAMIC
                                           The Fund normally invests in equity
                                           Subadviser: Federated Equity
                                           securities that are selected on the
                                           Management Company of Pennsylvania
                                           basis of traditional research
                                           techniques.

   Large Cap Portfolio                     Seeks long term growth of capital. The     TAMIC
                                           Fund normally invests in the               Subadviser: FMR
                                           securities of companies with large
                                           market capitalizations.

   Lazard International Stock              Seeks capital appreciation. The Fund       TAMIC
     Portfolio                             normally invests in equity securities      Subadviser: Lazard Asset Management
                                           of non-U.S. domiciled companies
                                           located in developed markets.

   Merrill Lynch Large Cap Core            Seeks long-term capital growth. The        TAMIC
     Portfolio                             Fund normally invests in a diversified     Subadviser: Merrill Lynch
                                           portfolio of equity securities of          Investment Managers, L.P. ("MLIM")
                                           large cap companies located in the
                                           United States.

   MFS Emerging Growth Portfolio           Seeks long term growth of capital.         TAMIC
                                           The Fund normally invests in common        Subadviser: Massachusetts Financial
                                           stock and related securities of            Services ("MFS")
                                           emerging growth companies.

   MFS Mid Cap Growth Portfolio            Seeks long term growth of capital. The     TAMIC
                                           Fund normally invests in equity            Subadviser: MFS
                                           securities of companies with medium
                                           market capitalization that are
                                           believed to have above average growth
                                           potential.

                FUNDING                                  INVESTMENT                               INVESTMENT
                OPTION                                    OBJECTIVE                           ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------   ------------------------------------
   MFS Value Portfolio                     Seeks capital appreciation and             TAMIC
                                           reasonable income. The Fund normally       Subadviser: MFS
                                           invests in income producing equity
                                           securities of companies believed to be
                                           undervalued in the market.

   Pioneer Fund Portfolio                  Seeks reasonable income and capital        TAMIC
                                           growth. The Fund normally invests in       Subadviser: Pioneer Investment
                                           equity securities that are carefully       Management Inc.
                                           selected, reasonably priced securities.

   Social Awareness Stock Portfolio        Seeks long term capital appreciation       Smith Barney Fund Management
                                           and retention of net investment            LLC ("SBFM")
                                           income. The Fund normally invests in
                                           equity securities. The Fund seeks
                                           companies that meet certain
                                           investment criteria and social
                                           criteria.

   Travelers Quality Bond Portfolio        Seeks current income and total return      TAMIC
                                           with moderate capital volatility. The
                                           Fund normally invests in
                                           investment-grade bonds and debt
                                           securities.

   U.S. Government Securities              Seeks current income, total return and     TAMIC
     Portfolio                             high credit quality. The Fund normally
                                           invests in securities issued or
                                           guaranteed by the U.S. Government, its
                                           agencies or instrumentalities.

TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio      Seeks capital appreciation. The Fund       Travelers Investment Adviser Inc.
                                           normally invests in common stocks of       ("TIA")
                                           companies that are likely to benefit       Subadviser:  AIM Capital
                                           from new products, services or             Management Inc.
                                           processes or have experienced
                                           above-average earnings growth.

   MFS Total Return Portfolio              Seeks above average income consistent      TIA
                                           with the prudent employment of             Subadviser: MFS
                                           capital. Secondarily, seeks growth of
                                           capital and income. The Fund normally
                                           invests in a broad range of equity and
                                           fixed-income securities of both U.S.
                                           and foreign issuers.

   Pioneer Strategic Income Portfolio      Seeks high current income consistent       TIA
                                           with preservation of capital. The Fund     Subadviser: Putnam Investment
                                           normally invests in debt securities of     Management, Inc.
                                           U.S. and foreign governments and
                                           corporations.

   SB Adjustable Rate Income               Seeks high current income and to limit     Smith Barney Fund Management LLC
     Portfolio Smith Barney Class          the degree of fluctuation of its net
                                           asset value resulting from movements
                                           in interest rates. The Fund normally
                                           invests in adjustable rate securities.

   Strategic Equity Portfolio              Seeks capital appreciation. The Fund       TIA
                                           normally invests in the equity             Subadviser: Fidelity Management &
                                           securities, primarily in common stocks     Research Company ("FMR")
                                           of domestic issuers, and is not
                                           constrained to any particular
                                           investment style.

VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares      Seeks capital growth and income. The       Van Kampen Asset Management Inc.
                                           Fund normally invests in common and        ("Van Kampen")
                                           preferred stocks, and convertible
                                           securities, of well established
                                           undervalued companies.

   Enterprise Portfolio Class II           Seeks capital appreciation. The Fund       Van Kampen Asset Management Inc.
     Shares+                               normally invests in common stocks of       ("Van Kampen")
                                           companies believed to have
                                           above-average potential for capital
                                           appreciation.

                FUNDING                                  INVESTMENT                               INVESTMENT
                OPTION                                    OBJECTIVE                           ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------   ------------------------------------
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R) Portfolio -- Service      Seeks long term capital appreciation.      Fidelity Management & Research
     Class 2                               The Fund normally invests in common        Company ("FMR")
                                           stocks of companies whose value may
                                           not be fully recognized by the public.

VARIABLE INSURANCE PRODUCTS FUND III
   Dynamic Capital Appreciation            Seeks capital appreciation. The Fund       Fidelity Management & Research
     Portfolio -- Service Class 2          normally invests in growth and/or          Company ("FMR")
                                           value common stocks of domestic and
                                           foreign issuers.

   Mid Cap Portfolio -- Service Class 2    Seeks long term growth of capital. The     Fidelity Management & Research
                                           Fund normally invests in common stocks     Company ("FMR")
                                           of companies with medium market
                                           capitalizations.

--------------
 +     Closed to new investors.


                                  FIXED ACCOUNT
--------------------------------------------------------------------------------
We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o   administration of the annuity options available under the Contracts

       o   the distribution of various reports to Contract Owners

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent

       o   other costs of doing business

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

       o that the amount of the death benefit will be greater than the Contract Value

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for three years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

           YEARS SINCE PURCHASE PAYMENT MADE         WITHDRAWAL CHARGE
       ------------------------------------------- ----------------------
       GREATER THAN OR EQUAL TO   BUT LESS THAN
               0 years               1 year                 6%
               1 year                2 years                5%
               2 years               3 years                4%
               3+ years                                     0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

       (a) any Purchase Payment to which no withdrawal charge applies, then

       (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

       (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

       (d) any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

       o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

       o   if a lifetime annuity payout has begun

       o   under the Managed Distribution Program

       o if you elect Annuity Payments for a fixed period of at least five years, or

       o if amounts withdrawn under this Contract are applied to other Contract(s) issued by us or our affiliates (subject to our approval).

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

       (1) from the distribution of death proceeds

       (2) after an annuity payout has begun, or

       (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product, and are equal to 1.70% annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each funding option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.


VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

     YEARS SINCE INITIAL PURCHASE PAYMENT MADE     WITHDRAWAL CHARGE
     ------------------------------------------- ----------------------
     GREATER THAN OR EQUAL TO   BUT LESS THAN
             0 years               1 year                 6%
             1 year                2 years                5%
             2 years               3 years                4%
             3+ years                                     0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading activity, we will consider, among other things, the following factors:

               o    the dollar amount you request to transfer;

               o the number of transfers you made within the previous three months;

               o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

               o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

               o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

               o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

We offer a Guaranteed Minimum Withdrawal Benefit rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees a return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.

Your initial Purchase Payment is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after you purchased GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If you take a partial withdrawal, and your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For example, assume your initial Purchase Payment is $100,000, your age is less than 70, and a withdrawal of $10,000 is taken in contract year two:

  ------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
  ------------------------------------------------------------------------------------------------------------------------------
                       CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB               AWB (5%)
  ------------------------------------------------------------------------------------------------------------------------------
  VALUES AS OF
  ------------------------------------------------------------------------------------------------------------------------------
  CONTRACT DATE        $100,000         $100,000              $5,000          $100,000         $100,000             $5,000
  ------------------------------------------------------------------------------------------------------------------------------
  IMMEDIATELY PRIOR
  TO WITHDRAWAL,
  CONTRACT YEAR TWO    $115,000         $100,000              $5,000          $85,000          $100,000             $5,000
  ------------------------------------------------------------------------------------------------------------------------------
  IMMEDIATELY AFTER    $105,000         $91,304               $4,565          $75,000          $88,235              $4,412
  WITHDRAWAL,
  CONTRACT YEAR                   [100,000 - (100,000     [5,000 - (5,000                [100,000 - (100,000    [5,000- (5,000
  TWO                              x 10,000/115,000)]    x 10,000/115,000)]                x 10,000/85,000)]   x 10,000/85,000)]
  ------------------------------------------------------------------------------------------------------------------------------
  CHANGE IN VALUE
  DUE TO WITHDRAWAL
  (PARTIAL
  SURRENDER
  REDUCTION)           $10,000           $8,696                $435           $10,000          $11,765               $588
  ------------------------------------------------------------------------------------------------------------------------------

Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value. Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the Contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third Contract year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a Contract anniversary.

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

       o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.

       o The total annual payment amount will equal the AWB and will never exceed your RBB, and

       o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 701/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase the GMWB benefit.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-Qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

       o   the death benefit will not be payable upon the Annuitant's death

       o   the Contingent Annuitant becomes the Annuitant

       o   all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------
Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

ANNUAL STEP-UP DEATH BENEFIT

The death benefit will be the
greatest of, less any applicable
premium tax and outstanding loans:      o  the Contract Value on the Death
                                           Report Date

                                        o  the total Purchase Payments less the
                                           total amount of any withdrawals made
                                           under this Contract or

                                        o  the Step-Up Value, if any, as
                                           described below

STEP-UP VALUE A Step-Up Value will be established on each Contract Date anniversary which occurs on or prior to the Death Report Date. The Step-Up Value will initially equal the Contract Value on that anniversary. Whenever you make an additional Purchase Payment, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction as described below. On each Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the first Contract Date anniversary, there is no Step-Up Value.

PARTIAL SURRENDER REDUCTION If you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction which equals (1) the death benefit value in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

       50,000 x (10,000/55,000) = 9,090

Your new Step-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

       50,000 x (10,000/30,000) = 16,666

Your new Step-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

       50,000 x (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 -- $9,090 = 40,910

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

       50,000 x (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.


                             NON-QUALIFIED CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
     BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                    MANDATORY PAYOUT
       UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                                  RULES APPLY*
------------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
------------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT) (WITH     The beneficiary (ies),       Unless the beneficiary elects to          Yes
NO JOINT OWNER)                        or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
------------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                    Yes
NOT THE ANNUITANT)                     owner.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
     BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                    MANDATORY PAYOUT
       UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                                  RULES APPLY*
------------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or if none, to the           continue the Contract rather than
                                       surviving joint owner.       receive a distribution.
------------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The surviving joint          Unless the beneficiary elects to          Yes
ANNUITANT)                             owner.                       continue the Contract.
------------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spouse elects to continue      Yes
ANNUITANT)                             or if none, to the           the Contract
                                       surviving joint owner.

                                                                    A spouse who is not the beneficiary
                                                                    may decline to receive the proceeds
                                                                    or to continue the Contract and
                                                                    instruct the Company to pay the
                                                                    beneficiary.
------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE CONTRACT     The beneficiary (ies),       Unless the beneficiary elects to          Yes
OWNER)                                 or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive a distribution.

                                                                    Or, if there is a Contingent
                                                                    Annuitant, then the Contingent
                                                                    Annuitant becomes the Annuitant and
                                                                    the Contract continues in effect
                                                                    (generally using the original
                                                                    Maturity Date). The proceeds will
                                                                    then be paid upon the death of the
                                                                    Contingent Annuitant or owner.
------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the ANNUITANT" above.
------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS              The beneficiary (ies),                                                 Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the                                                     ANNUITANT is
                                       CONTRACT OWNER.                                                        treated as death
                                                                                                              of the owner in
                                                                                                              these circumstances.)
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
     BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                    MANDATORY PAYOUT
       UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                                  RULES APPLY*
------------------------------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT                        The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive a distribution.
------------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
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SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spouse elects to continue      Yes
ANNUITANT)                             or if none, to the           the Contract.
                                       surviving joint owner.

                                                                    A spouse who is not the beneficiary
                                                                    may decline to receive the proceeds
                                                                    or to continue the Contract and
                                                                    instruct the Company to pay the
                                                                    beneficiary.
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 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   take a loan

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

       o through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

       o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
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MATURITY DATE

Under the Contract, you can receive regular income payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity
Date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 95th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 95th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
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ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

Option 6 -- Other Annuity Options -- We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the variable annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
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RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
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The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Accounts) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Accounts, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity Contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity Contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
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THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), ING Advisors Network (including Financial Network Corporation, Locust Street Securities, Multi-Financial Securities, IFG Network Securities, VESTAX Securities, Washington Square Securities and PrimeVest Financial Services), Merrill Lynch, NFP Securities, Inc., and Piper Jaffray. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

TOWER SQUARE SECURITIES. TDLLC has entered into a selling agreement with Tower Square Securities, Inc. ("Tower Square"), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Contract to customers. Such representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company. Sales of the Contracts may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (3/02).........................   2003        0.777           0.952                   5,296
                                                               2002        1.000           0.777                   6,000

   Money Market Portfolio (3/02)............................   2003        0.996           0.986                 146,533
                                                               2002        1.000           0.996                 503,034

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (10/02).........   2003        0.782           0.960                 137,323
                                                               2002        1.142           0.782                  12,403
                                                               2001        1.000           1.142                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (5/02)...........................................   2003        0.803           0.973                  40,191
                                                               2002        1.183           0.803                   4,743
                                                               2001        1.000           1.183                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2003        0.995           1.322                 338,279

   Growth Fund -- Class 2 Shares (2/00).....................   2003        0.918           1.233               1,910,413

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2003        0.916           1.191               2,541,469

Credit Suisse Trust
   Emerging Markets Portfolio (3/02)........................   2003        0.801           1.123                   9,290
                                                               2002        1.000           0.801                   1,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2003        0.953           1.255                 261,390
                                                               2002        1.000           0.953                 110,495

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (3/02)............................................   2003        0.799           0.951                 147,390
                                                               2002        1.000           0.799                  27,841

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (3/02)............................................   2003        0.752           0.972                  47,049
                                                               2002        1.000           0.752                  13,673

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        0.842           1.035                 482,403
                                                               2002        1.000           0.842                 112,568

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.444                   6,032

   Templeton Growth Securities Fund -- Class 2 Shares (8/02)   2003        0.789           1.024                  96,803
                                                               2002        1.000           0.789                  58,188

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/02).........   2003        0.870           1.091               1,068,257
                                                               2002        1.141           0.870                 208,514
                                                               2001        1.000           1.141                      --

   Salomon Brothers Variable Emerging Growth Fund --
   Class I Shares (1/00)....................................   2003        0.755           1.039                   9,531
                                                               2002        1.000           0.755                      --

   Salomon Brothers Variable Growth & Income Fund --
   Class I Shares (1/00)....................................   2003        0.798           1.019                 118,746
                                                               2002        1.000           0.798                      --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/02)..............   2003        0.912           1.018                 936,861
                                                               2002        1.000           0.912                  75,931

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Global Life Sciences Portfolio -- Service Shares (3/02)..   2003        0.734           0.910                  10,786
                                                               2002        1.000           0.734                   1,969

   Global Technology Portfolio -- Service Shares (3/02).....   2003        0.624           0.897                  73,480
                                                               2002        1.000           0.624                  73,481

   Worldwide Growth Portfolio -- Service Shares (3/02)......   2003        0.739           0.898                  12,190
                                                               2002        1.000           0.739                   3,000

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.332                 101,266

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.241                   9,795

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.256                 171,217

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.045                 233,173

   Total Return Portfolio -- Administrative Class (2/02)....   2003        1.074           1.107              10,441,947
                                                               2002        1.003           1.074               3,411,930
                                                               2001        1.000           1.003                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (1/00)   2003        0.853           1.105                 111,092
                                                               2002        1.233           0.853                  39,946
                                                               2001        1.000           1.233                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Putnam VT International Equity Fund -- Class IB
   Shares (5/02)............................................   2003        0.919           1.160                 186,378
                                                               2002        1.138           0.919                  63,610
                                                               2001        1.000           1.138                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (3/02).   2003        0.980           1.439                 376,864
                                                               2002        1.221           0.980                 182,271
                                                               2001        1.000           1.221                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (12/01)..........................   2003        0.829           1.132               1,213,718
                                                               2002        1.127           0.829                 482,311
                                                               2001        1.000           1.127                   6,229

   Investors Fund -- Class I (2/02).........................   2003        0.856           1.112                 738,841
                                                               2002        1.134           0.856                 316,814
                                                               2001        1.000           1.134                      --

   Large Cap Growth Fund -- Class I (8/02)..................   2003        0.798           1.132                  31,304
                                                               2002        1.000           0.798                  15,441

   Small Cap Growth Fund -- Class I (5/02)..................   2003        0.805           1.176                 267,896
                                                               2002        1.255           0.805                  20,161
                                                               2001        1.000           1.255                      --

The Travelers Series Trust
   Convertible Securities Portfolio (3/02)..................   2003        0.936           1.160               1,506,911
                                                               2002        1.000           0.936                  71,159

   Disciplined Mid Cap Stock Portfolio (3/02)...............   2003        0.793           1.042                  85,024
                                                               2002        1.000           0.793                  12,568

   Equity Income Portfolio (5/02)...........................   2003        0.955           1.229               1,497,940
                                                               2002        1.130           0.955                 132,792
                                                               2001        1.000           1.130                      --

   Federated High Yield Portfolio (3/02)....................   2003        0.991           1.191                 117,943
                                                               2002        1.000           0.991                  35,619

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Federated Stock Portfolio (3/02).........................   2003        0.782           0.980                 159,882
                                                               2002        1.000           0.782                  39,368

   Large Cap Portfolio (6/02)...............................   2003        0.862           1.055                 525,495
                                                               2002        1.138           0.862                  71,115
                                                               2001        1.000           1.138                      --

   Lazard International Stock Portfolio (3/02)..............   2003        0.843           1.064                  45,040
                                                               2002        1.000           0.843                   7,884

   Merrill Lynch Large Cap Core Portfolio (8/02)............   2003        0.846           1.006                 438,531
                                                               2002        1.151           0.846                  27,272
                                                               2001        1.000           1.151                      --

   MFS Emerging Growth Portfolio (8/02).....................   2003        0.787           0.997                 112,048
                                                               2002        1.219           0.787                  33,294
                                                               2001        1.000           1.219                      --

   MFS Mid Cap Growth Portfolio (3/02)......................   2003        0.549           0.738                  79,566
                                                               2002        1.000           0.549                   6,056

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.213                  14,955

   Travelers Quality Bond Portfolio (3/02)..................   2003        1.055           1.108                 631,330
                                                               2002        1.000           1.055                 157,635

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/02)................   2003        0.901           1.144                 277,176
                                                               2002        1.206           0.901                  89,349
                                                               2001        1.000           1.206                      --

   MFS Total Return Portfolio (2/02)........................   2003        1.005           1.150               3,403,681
                                                               2002        1.081           1.005                 458,806
                                                               2001        1.000           1.081                      --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.998                   2,550

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Strategic Equity Portfolio (4/02)........................   2003        0.749           0.974                 137,627
                                                               2002        1.148           0.749                  83,170
                                                               2001        1.000           1.148                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02).............   2003        0.766           0.983                 472,048
                                                               2002        1.000           0.766                 182,669

   Enterprise Portfolio -- Class II Shares (3/02)...........   2003        0.723           0.893                   2,000
                                                               2002        1.000           0.723                   2,000

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (3/02)........   2003        0.867           1.091                 328,539
                                                               2002        1.000           0.867                 101,822

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (3/02)...........................................   2003        0.863           1.059                  13,751
                                                               2002        1.000           0.863                   1,000

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2003        0.854           1.159               1,203,368
                                                               2002        1.000           0.854                 289,347

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (3/02).........................   2003        0.968           1.180                      --

   Money Market Portfolio (3/02)............................   2003        0.999           0.983                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (10/02).........   2003        0.963           1.175                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (5/02)...........................................   2003        0.947           1.141                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2003        0.984           1.299                  27,500

   Growth Fund -- Class 2 Shares (2/00).....................   2003        0.960           1.282                  18,290

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2003        0.971           1.255                  98,877

Credit Suisse Trust
   Emerging Markets Portfolio (3/02)........................   2003        0.982           1.369                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2003        1.005           1.314                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (3/02)............................................   2003        0.971           1.148                      --

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (3/02)............................................   2003        0.976           1.254                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        0.994           1.214                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.438                   3,951

   Templeton Growth Securities Fund -- Class 2 Shares (8/02)   2003        0.976           1.259                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/02).........   2003        0.967           1.205                   4,400

   Salomon Brothers Variable Emerging Growth Fund --
   Class I Shares (1/00)....................................   2003        0.949           1.298                      --

   Salomon Brothers Variable Growth & Income Fund --
   Class I Shares (1/00)....................................   2003        0.967           1.228                      --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/02)..............   2003        0.994           1.103                      --

   Global Life Sciences Portfolio -- Service Shares (3/02)..   2003        0.988           1.217                      --

   Global Technology Portfolio -- Service Shares (3/02).....   2003        0.944           1.350                      --

   Worldwide Growth Portfolio -- Service Shares (3/02)......   2003        0.980           1.182                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.326                  16,913

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.236                      --

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.251                  33,139

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.073                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.066                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.041                   4,873

   Total Return Portfolio -- Administrative Class (2/02)....   2003        1.012           1.037                  37,287

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (1/00)   2003        0.958           1.234                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/02)............................................   2003        0.994           1.247                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (3/02).   2003        0.977           1.426                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (12/01)..........................   2003        0.960           1.302                      --

   Investors Fund -- Class I (2/02).........................   2003        0.958           1.238                      --

   Large Cap Growth Fund -- Class I (8/02)..................   2003        0.961           1.355                      --

   Small Cap Growth Fund -- Class I (5/02)..................   2003        0.969           1.409                      --

The Travelers Series Trust
   Convertible Securities Portfolio (3/02)..................   2003        0.995           1.226                      --

   Disciplined Mid Cap Stock Portfolio (3/02)...............   2003        0.977           1.275                      --

   Equity Income Portfolio (5/02)...........................   2003        0.958           1.226                   4,325

   Federated High Yield Portfolio (3/02)....................   2003        1.003           1.198                      --

   Federated Stock Portfolio (3/02).........................   2003        0.977           1.217                      --

   Large Cap Portfolio (6/02)...............................   2003        0.966           1.176                      --

   Lazard International Stock Portfolio (3/02)..............   2003        1.001           1.256                   4,334

   Merrill Lynch Large Cap Core Portfolio (8/02)............   2003        0.973           1.150                      --

   MFS Emerging Growth Portfolio (8/02).....................   2003        0.971           1.223                      --

   MFS Mid Cap Growth Portfolio (3/02)......................   2003        0.974           1.302                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.208                      --

   Travelers Quality Bond Portfolio (3/02)..................   2003        1.014           1.058                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/02)................   2003        0.967           1.220                      --

   MFS Total Return Portfolio (2/02)........................   2003        0.986           1.121                   4,696

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.996                      --

   Strategic Equity Portfolio (4/02)........................   2003        0.969           1.254                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02).............   2003        0.974           1.243                      --

   Enterprise Portfolio -- Class II Shares (3/02)...........   2003        0.966           1.185                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (3/02)........   2003        0.991           1.239                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (3/02)...........................................   2003        0.953           1.162                      --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2003        0.986           1.330                      --

                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

AIM Variable Insurance Funds: AIM V.I Premier Equity Fund -- Series I is no longer available to new Contract Owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new Contract Owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new Contract Owners.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (6/02).........................   2003        0.777           0.952                 276,632
                                                               2002        1.000           0.777                 223,435

   Money Market Portfolio (5/02)............................   2003        0.996           0.986                 855,860
                                                               2002        1.000           0.996                 802,446

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (11/01).........   2003        0.782           0.960                 443,311
                                                               2002        1.142           0.782                 326,594
                                                               2001        1.000           1.142                  72,644

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (11/01)..........................................   2003        0.803           0.973                 483,364
                                                               2002        1.183           0.803                 440,010
                                                               2001        1.000           1.183                  25,673

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2003        0.995           1.322               1,577,762

   Growth Fund -- Class 2 Shares (11/99)....................   2003        0.918           1.233               6,289,036

   Growth-Income Fund -- Class 2 Shares (11/99).............   2003        0.916           1.191               6,886,746

Credit Suisse Trust
   Emerging Markets Portfolio (6/02)........................   2003        0.801           1.123                 107,770
                                                               2002        1.000           0.801                  50,280

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........   2003        0.953           1.255                 420,706
                                                               2002        1.000           0.953                 169,208

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (7/02)............................................   2003        0.799           0.951                 229,583
                                                               2002        1.000           0.799                 136,153

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (6/02)............................................   2003        0.752           0.972                 795,333
                                                               2002        1.000           0.752                 429,565

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        0.842           1.035               1,608,369
                                                               2002        1.000           0.842                 719,789

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.444                  73,437

   Templeton Growth Securities Fund -- Class 2 Shares (7/02)   2003        0.789           1.024                 314,762
                                                               2002        1.000           0.789                 130,925

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (10/01)........   2003        0.870           1.091               2,036,010
                                                               2002        1.141           0.870                 903,725
                                                               2001        1.000           1.141                  46,322

   Salomon Brothers Variable Emerging Growth Fund --
   Class I Shares (1/00)....................................   2003        0.755           1.039                  48,254
                                                               2002        1.000           0.755                   2,659

   Salomon Brothers Variable Growth & Income Fund --
   Class I Shares (9/02)....................................   2003        0.798           1.019                  31,671
                                                               2002        1.000           0.798                  16,195

Janus Aspen Series
   Balanced Portfolio -- Service Shares (8/02)..............   2003        0.912           1.018                 226,801
                                                               2002        1.000           0.912                 192,627

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Global Life Sciences Portfolio -- Service Shares (9/02)..   2003        0.734           0.910                  12,999
                                                               2002        1.000           0.734                   2,339

   Global Technology Portfolio -- Service Shares (8/02).....   2003        0.624           0.897                 111,827
                                                               2002        1.000           0.624                   9,994

   Worldwide Growth Portfolio -- Service Shares (8/02)......   2003        0.739           0.898                  71,689
                                                               2002        1.000           0.739                 102,057

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.332                  80,414

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.241                 244,664

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.256                 316,447

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.074                   5,122

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.045               1,039,141

   Total Return Portfolio -- Administrative Class (10/01)...   2003        1.074           1.107              14,489,686
                                                               2002        1.003           1.074               8,698,076
                                                               2001        1.000           1.003                 284,980

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB
   Shares (12/01)...........................................   2003        0.853           1.105                 176,949
                                                               2002        1.233           0.853                 126,575
                                                               2001        1.000           1.233                  19,152

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Putnam VT International Equity Fund -- Class IB
   Shares (10/01)...........................................   2003        0.919           1.160                 603,425
                                                               2002        1.138           0.919                 285,369
                                                               2001        1.000           1.138                  52,475

   Putnam VT Small Cap Value Fund -- Class IB Shares (11/01)   2003        0.980           1.439               1,081,087
                                                               2002        1.221           0.980                 712,422
                                                               2001        1.000           1.221                  16,781

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/01)..........................   2003        0.829           1.132               2,830,329
                                                               2002        1.127           0.829               1,972,141
                                                               2001        1.000           1.127                 277,708

   Investors Fund -- Class I (10/01)........................   2003        0.856           1.112                 997,741
                                                               2002        1.134           0.856                 806,373
                                                               2001        1.000           1.134                  76,156

   Large Cap Growth Fund -- Class I (9/02)..................   2003        0.798           1.132                  90,125
                                                               2002        1.000           0.798                  14,568

   Small Cap Growth Fund -- Class I (11/01).................   2003        0.805           1.176               1,094,670
                                                               2002        1.255           0.805                 354,038
                                                               2001        1.000           1.255                   3,283

The Travelers Series Trust
   Convertible Securities Portfolio (6/02)..................   2003        0.936           1.160                 639,427
                                                               2002        1.000           0.936                 170,593

   Disciplined Mid Cap Stock Portfolio (6/02)...............   2003        0.793           1.042                 313,401
                                                               2002        1.000           0.793                  58,105

   Equity Income Portfolio (11/01)..........................   2003        0.955           1.229               1,969,032
                                                               2002        1.130           0.955                 718,818
                                                               2001        1.000           1.130                  27,813

   Federated High Yield Portfolio (8/02)....................   2003        0.991           1.191                 960,744
                                                               2002        1.000           0.991                  93,591

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Federated Stock Portfolio (9/02).........................   2003        0.782           0.980                  84,271
                                                               2002        1.000           0.782                  17,425

   Large Cap Portfolio (10/01)..............................   2003        0.862           1.055                 794,841
                                                               2002        1.138           0.862                 226,191
                                                               2001        1.000           1.138                  36,628

   Lazard International Stock Portfolio (8/02)..............   2003        0.843           1.064                 261,140
                                                               2002        1.000           0.843                  35,971

   Merrill Lynch Large Cap Core Portfolio (12/01)...........   2003        0.846           1.006                 172,694
                                                               2002        1.151           0.846                 159,360
                                                               2001        1.000           1.151                     614

   MFS Emerging Growth Portfolio (11/01)....................   2003        0.787           0.997                 275,657
                                                               2002        1.219           0.787                 179,610
                                                               2001        1.000           1.219                   4,324

   MFS Mid Cap Growth Portfolio (6/02)......................   2003        0.549           0.738                 783,843
                                                               2002        1.000           0.549                 222,429

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.213                  22,941

   Travelers Quality Bond Portfolio (6/02)..................   2003        1.055           1.108               1,212,574
                                                               2002        1.000           1.055                 544,484

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/01)...............   2003        0.901           1.144                 327,479
                                                               2002        1.206           0.901                  82,566
                                                               2001        1.000           1.206                   3,553

   MFS Total Return Portfolio (10/01).......................   2003        1.005           1.150               9,375,765
                                                               2002        1.081           1.005               4,154,038
                                                               2001        1.000           1.081                 348,528

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.998                 109,660

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Strategic Equity Portfolio (11/01).......................   2003        0.749           0.974                 875,861
                                                               2002        1.148           0.749                 654,693
                                                               2001        1.000           1.148                 122,403

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/02).............   2003        0.766           0.983               1,094,511
                                                               2002        1.000           0.766                 665,542

   Enterprise Portfolio -- Class II Shares (7/02)...........   2003        0.723           0.893                  71,388
                                                               2002        1.000           0.723                  78,186

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (6/02)........   2003        0.867           1.091                 530,106
                                                               2002        1.000           0.867                 290,464

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (7/02)...........................................   2003        0.863           1.059                 189,423
                                                               2002        1.000           0.863                 163,295

   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2003        0.854           1.159               1,521,044
                                                               2002        1.000           0.854                 558,775

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (6/02).........................   2003        0.968           1.180                     785

   Money Market Portfolio (5/02)............................   2003        0.999           0.983                  11,760

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (11/01).........   2003        0.963           1.175                  19,935

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (11/01)..........................................   2003        0.947           1.141                  27,611

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2003        0.984           1.299                 579,425

   Growth Fund -- Class 2 Shares (11/99)....................   2003        0.960           1.282               1,571,576

   Growth-Income Fund -- Class 2 Shares (11/99).............   2003        0.971           1.255               2,119,583

Credit Suisse Trust
   Emerging Markets Portfolio (6/02)........................   2003        0.982           1.369                   2,067

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........   2003        1.005           1.314                 116,510

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (7/02)............................................   2003        0.971           1.148                   2,694

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (6/02)............................................   2003        0.976           1.254                   3,495

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        0.994           1.214                 458,930

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.438                  44,071

   Templeton Growth Securities Fund -- Class 2 Shares (7/02)   2003        0.976           1.259                   2,057

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (10/01)........   2003        0.967           1.205                  65,914

   Salomon Brothers Variable Emerging Growth Fund --
   Class I Shares (1/00)....................................   2003        0.949           1.298                   1,981

   Salomon Brothers Variable Growth & Income Fund --
   Class I Shares (9/02)....................................   2003        0.967           1.228                     211

Janus Aspen Series
   Balanced Portfolio -- Service Shares (8/02)..............   2003        0.994           1.103                  27,518

   Global Life Sciences Portfolio -- Service Shares (9/02)..   2003        0.988           1.217                   2,687

   Global Technology Portfolio -- Service Shares (8/02).....   2003        0.944           1.350                     664

   Worldwide Growth Portfolio -- Service Shares (8/02)......   2003        0.980           1.182                  27,591

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.326                  85,338

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.236                 321,133

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.251                 204,552

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.073                   2,903

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.066                     240

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.041                 397,814

   Total Return Portfolio -- Administrative Class (10/01)...   2003        1.012           1.037               1,779,865

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB
   Shares (12/01)...........................................   2003        0.958           1.234                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (10/01)...........................................   2003        0.994           1.247                 141,914

   Putnam VT Small Cap Value Fund -- Class IB Shares (11/01)   2003        0.977           1.426                  48,389

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/01)..........................   2003        0.960           1.302                 167,690

   Investors Fund -- Class I (10/01)........................   2003        0.958           1.238                 171,462

   Large Cap Growth Fund -- Class I (9/02)..................   2003        0.961           1.355                   1,697

   Small Cap Growth Fund -- Class I (11/01).................   2003        0.969           1.409                 117,984

The Travelers Series Trust
   Convertible Securities Portfolio (6/02)..................   2003        0.995           1.226                  11,156

   Disciplined Mid Cap Stock Portfolio (6/02)...............   2003        0.977           1.275                  55,380

   Equity Income Portfolio (11/01)..........................   2003        0.958           1.226                 228,153

   Federated High Yield Portfolio (8/02)....................   2003        1.003           1.198                  22,819

   Federated Stock Portfolio (9/02).........................   2003        0.977           1.217                      --

   Large Cap Portfolio (10/01)..............................   2003        0.966           1.176                 100,664

   Lazard International Stock Portfolio (8/02)..............   2003        1.001           1.256                  42,730

   Merrill Lynch Large Cap Core Portfolio (12/01)...........   2003        0.973           1.150                  85,949

   MFS Emerging Growth Portfolio (11/01)....................   2003        0.971           1.223                  18,671

   MFS Mid Cap Growth Portfolio (6/02)......................   2003        0.974           1.302                   5,936

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.208                  15,008

   Travelers Quality Bond Portfolio (6/02)..................   2003        1.014           1.058                  13,167

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/01)...............   2003        0.967           1.220                  89,135

   MFS Total Return Portfolio (10/01).......................   2003        0.986           1.121               1,669,877

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.996                  47,603

   Strategic Equity Portfolio (11/01).......................   2003        0.969           1.254                  36,786

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/02).............   2003        0.974           1.243                 235,475

   Enterprise Portfolio -- Class II Shares (7/02)...........   2003        0.966           1.185                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (6/02)........   2003        0.991           1.239                  17,573

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (7/02)...........................................   2003        0.953           1.162                      --

   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2003        0.986           1.330                 212,265


                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

AIM Variable Insurance Funds: AIM V.I Premier Equity Fund -- Series I is no longer available to new Contract Owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new Contract Owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new Contract Owners.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract

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                                   APPENDIX D
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               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:


                              The Insurance Company
                              Principal Underwriter
                              Distribution and Principal Underwriting Agreement Valuation of Assets
                              Federal Tax Considerations
                              Independent Accountants
                              Financial Statements



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Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
The Travelers Life and Annuity Company, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-20668S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-20669S.

Name:
            ---------------------------------------------------------
Address:
            ---------------------------------------------------------

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                      THIS PAGE INTENTIONALLY LEFT BLANK.

L-12961                                                              May 3, 2004

   TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT L VARIABLE ANNUITY PROSPECTUS:
           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT L VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Capital Appreciation Fund                                          PIMCO VARIABLE INSURANCE TRUST
High Yield Bond Trust                                                 Real Return Portfolio -- Administrative Class
Managed Assets Trust                                                  Total Return Portfolio -- Administrative Class
Money Market Portfolio                                             PUTNAM VARIABLE TRUST
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.                  Putnam VT Small Cap Value Fund -- Class IB Shares
   AllianceBernstein Premier Growth Portfolio -- Class B(1)        SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
AMERICAN FUNDS INSURANCE SERIES                                       All Cap Fund -- Class I(5)
   Global Growth Fund -- Class 2 Shares                               Investors Fund -- Class I
   Growth Fund -- Class 2 Shares                                      Large Cap Growth Fund -- Class I
   Growth-Income Fund -- Class 2 Shares                               Small Cap Growth Fund -- Class I
DELAWARE VIP TRUST                                                 THE TRAVELERS SERIES TRUST
   Delaware VIP REIT Series -- Standard Class                         Convertible Securities Portfolio
DREYFUS VARIABLE INVESTMENT FUND                                      Disciplined Mid Cap Stock Portfolio
   Dreyfus Variable Investment Fund -- Appreciation Portfolio --      Equity Income Portfolio
     Initial Shares                                                   Federated High Yield Portfolio
   Dreyfus Variable Investment Fund -- Developing Leaders             Federated Stock Portfolio
     Portfolio -- Initial Shares(2)                                   Large Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                  Lazard International Stock Portfolio
   Mutual Shares Securities Fund -- Class 2 Shares                    Merrill Lynch Large Cap Core Portfolio(6)
   Templeton Developing Markets Securities Fund -- Class 2 Shares     MFS Emerging Growth Portfolio
   Templeton Foreign Securities Fund -- Class 2 Shares                MFS Mid Cap Growth Portfolio
   Templeton Growth Securities Fund -- Class 2 Shares                 MFS Value Portfolio
GREENWICH STREET SERIES FUND                                          Pioneer Fund Portfolio(7)
   Equity Index Portfolio -- Class II Shares                          Social Awareness Stock Portfolio
   Salomon Brothers Variable Aggressive Growth Fund--                 Travelers Quality Bond Portfolio
     Class I Shares(3)                                                U.S. Government Securities Portfolio
   Salomon Brothers Variable Growth & Income Fund--                TRAVELERS SERIES FUND INC.
     Class I Shares                                                   AIM Capital Appreciation Portfolio
JANUS ASPEN SERIES                                                    MFS Total Return Portfolio
   Global Technology Portfolio -- Service Shares                      Pioneer Strategic Income Portfolio(8)
LAZARD RETIREMENT SERIES, INC.                                        SB Adjustable Rate Income Portfolio Smith Barney Class
   Lazard Retirement Small Cap Portfolio                              Strategic Equity Portfolio(9)
LORD ABBETT SERIES FUND, INC.                                      VAN KAMPEN LIFE INVESTMENT TRUST
   Growth and Income Portfolio                                        Comstock Portfolio Class II Shares
   Mid--Cap Value Portfolio                                         VARIABLE INSURANCE PRODUCTS FUND II
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.                             Contrafund(R)Portfolio -- Service Class 2
   Merrill Lynch Global Allocation V.I. Fund -- Class III          VARIABLE INSURANCE PRODUCTS FUND III
   Merrill Lynch Small Cap Value V.I. Fund -- Class III               Dynamic Capital Appreciation Portfolio -- Service Class 2
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                    Mid Cap Portfolio -- Service Class 2
   Oppenheimer Main Street Fund/VA -- Service Shares(4)

--------------
(1)   Formerly Premier Growth Portfolio -- Class B                (5)   Formerly Capital Fund -- Class I
(2)   Formerly Small Cap Portfolio -- Initial Shares              (6)   Formerly MFS Research Portfolio
(3)   Formerly Salomon Brothers Variable Emerging Growth          (7)   Formerly Utilities Portfolio
      Fund -- Class I Shares                                      (8)   Formerly Putnam Diversified Income Portfolio
(4)   Formerly Oppenheimer Main Street Growth & Income            (9)   Formerly Alliance Growth Portfolio
      Fund/VA -- Service Shares

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
                          PROSPECTUS DATED MAY 3, 2004

                                TABLE OF CONTENTS

Glossary...........................................     3      The Annuity Period......................................    44
Summary............................................     5         Maturity Date........................................    44
Fee Table..........................................     9         Allocation of Annuity................................    44
Condensed Financial Information....................    16         Variable Annuity.....................................    44
The Annuity Contract...............................    16         Fixed Annuity........................................    45
   Contract Owner Inquiries........................    17      Payment Options.........................................    45
   Purchase Payments...............................    17         Election of Options..................................    45
   Accumulation Units..............................    17         Annuity Options......................................    46
   The Variable Funding Options....................    17         Variable Liquidity Benefit...........................    46
The Fixed Account..................................    23      Miscellaneous Contract Provisions.......................    46
Charges and Deductions.............................    23         Right to Return......................................    46
   General.........................................    23         Termination..........................................    47
   Withdrawal Charge...............................    24         Required Reports.....................................    47
   Free Withdrawal Allowance.......................    24         Suspension of Payments...............................    47
   Transfer Charge.................................    25      The Separate Accounts...................................    47
   Administrative Charges..........................    25         Performance Information..............................    48
   Mortality and Expense Risk Charge...............    25      Federal Tax Considerations..............................    48
   Enhanced Stepped-Up Provision Charge............    25         General Taxation of Annuities........................    48
   Guaranteed Minimum Withdrawal Benefit                          Types of Contracts: Qualified and Non-qualified......    49
    Charge.........................................    25         Qualified Annuity Contracts..........................    49
   Guaranteed Minimum Accumulation Benefit                          Taxation of Qualified Annuity Contracts............    49
    Charge.........................................    26           Mandatory Distributions for Qualified Plans........    49
   Variable Liquidity Benefit Charges..............    26         Non-qualified Annuity Contracts......................    49
   Variable Funding Option Expenses................    26           Diversification Requirements for
   Premium Tax.....................................    26             Variable Annuities...............................    50
   Changes in Taxes Based upon Premium                              Ownership of the Investments.......................    50
     or Value......................................    26           Taxation of Death Benefit Proceeds.................    50
Transfers..........................................    26         Other Tax Considerations.............................    51
   Dollar Cost Averaging...........................    27           Treatment of Charges for Optional Benefits.........    51
Access to Your Money...............................    28           Penalty Tax for Premature Distribution.............    51
   Systematic Withdrawals..........................    29           Puerto Rico Tax Considerations.....................    51
Ownership Provisions...............................    29           Non-Resident Aliens................................    51
   Types of Ownership..............................    29      Other Information.......................................    51
     Contract Owner................................    29         The Insurance Companies..............................    51
     Beneficiary...................................    29         Financial Statements.................................    52
     Annuitant.....................................    30         Distribution of Variable Annuity Contracts...........    52
Death Benefit......................................    30         Conformity with State and Federal Laws...............    53
   Death Proceeds before the Maturity Date.........    30         Voting Rights........................................    53
   Enhanced Stepped-Up Provision...................    32         Restrictions on Financial Transactions...............    54
   Payment of Proceeds.............................    33         Legal Proceedings and Opinions.......................    54
   Spousal Contract Continuance....................    35      Appendix A: Condensed Financial
   Beneficiary Contract Continuance................    35         Information for Travelers Insurance
   Planned Death Benefit...........................    36           Company: Separate Account Nine.....................   A-1
   Death Proceeds after Maturity Date..............    36      Appendix B: Condensed Financial Information
 Living Benefits...................................    36         for Travelers Life and Annuity Company:
   Guaranteed Minimum Withdrawal Benefit...........    36           Separate Account Ten...............................   B-1
   Guaranteed Minimum Accumulation Benefit.........    38      Appendix C: The Fixed Account...........................   C-1
                                                               Appendix D: Contents of the Statement of
                                                                  Additional Information...............................   D-1


                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
         TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT L VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account Nine for Variable Annuities ("Separate Account Nine"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under Qualified Contracts, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under Non-qualified Contracts, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b), or 414(d) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding OptionS twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. However, this restriction does not apply to transfers that are a part of the dollar cost averaging program.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.60% for the Deferred Annual Step-Up, 1.70% for the Annual Step-Up and 1.90% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% in Contract Years five and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB") ("Principal Guarantee"), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments.

Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       O BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. We reserve the right not to include additional Purchase Payments in the calculation of the amount that we guarantee to return.

       o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE......................................   6%(1)
(AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

TRANSFER CHARGE........................................  $10(2)
(ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

VARIABLE LIQUIDITY BENEFIT CHARGE......................   6%(3)
(AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................  $30(4)




--------------

(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

             YEARS SINCE PURCHASE PAYMENT MADE         WITHDRAWAL CHARGE
        -------------------------------------------- ----------------------
        GREATER THAN OR EQUAL TO    BUT LESS THAN
                 0 years               1 year                 6%
                 1 year                2 years                5%
                 2 years               3 years                4%
                 3 years               4 years                3%
                4+ years                                      0%

(2)  We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:

           YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
        -------------------------------------------- ----------------------
        GREATER THAN OR EQUAL TO    BUT LESS THAN
                 0 years               1 year                 6%
                 1 year                2 years                5%
                 2 years               3 years                4%
                 3 years               4 years                3%
                4+ years                                      0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.60% and a maximum administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, and a maximum charge of 1.00% for GMWB, each an optional feature. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                              DEFERRED ANNUAL STEP-UP
                                                   DEATH BENEFIT                ANNUAL STEP-UP                  ROLL-UP
                                                    ("STANDARD")                 DEATH BENEFIT               DEATH BENEFIT
                                             ---------------------------    ------------------------    ------------------------
Mortality and Expense Risk Charge                      1.60%                         1.70%                       1.90%
Administrative Expense Charge                          0.15%                         0.15%                       0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH NO OPTIONAL FEATURES SELECTED                     1.75%                         1.85%                       2.05%
Optional E.S.P. Charge                                 0.20%                         0.20%                       0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. ONLY SELECTED                              1.95%                         2.05%                       2.25%
Optional GMAB Charge                                   0.50%                         0.50%                       0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH GMAB ONLY SELECTED                                2.25%                         2.35%                       2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. AND GMAB SELECTED(5)                       2.45%                         2.55%                       2.75%
Maximum Optional GMWB Charge                           1.00%(6)                      1.00%(6)                    1.00%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH GMWB ONLY SELECTED                                2.75%                         2.85%                       3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. AND GMWB SELECTED                          2.95%                         3.05%                       3.25%

---------------------------------

(5)  GMAB and GMWB cannot both be elected.
(6)  The current charge for GMWB is 0.40%.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM                        MAXIMUM
                                                                --------------------------     --------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                      0.42%                          4.73%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE       NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL      WAIVER             ANNUAL
                                 MANAGEMENT       (12b-1)       OTHER      OPERATING     AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                    FEE             FEES       EXPENSES     EXPENSES     REIMBURSEMENT        EXPENSES
----------------               --------------   ------------   --------   ------------  ---------------       ----------
Capital Appreciation Fund.....      0.75%           --           0.07%       0.82%            --                 0.82%(1)
High Yield Bond Trust.........      0.52%           --           0.13%       0.65%            --                 0.65%(2)
Managed Assets Trust..........      0.50%           --           0.09%       0.59%            --                 0.59%(1)
Money Market Portfolio........      0.32%           --           0.10%       0.42%            --                 0.42%(3)
ALLIANCEBERNSTEIN VARIABLE
   PRODUCT SERIES FUND, INC.
   AllianceBernstein Premier
     Growth Portfolio --
     Class B*.................      1.00%          0.25%         0.05%       1.30%            --                    --(4)
AMERICAN FUNDS INSURANCE
   SERIES
   Global Growth Fund --
     Class 2 Shares*..........      0.66%          0.25%         0.04%       0.95%            --                 0.95%
   Growth Fund -- Class 2
     Shares*..................      0.37%          0.25%         0.02%       0.64%            --                 0.64%
   Growth-Income Fund --
     Class 2 Shares*..........      0.33%          0.25%         0.01%       0.59%            --                 0.59%
DELAWARE VIP TRUST
   Delaware VIP REIT Series
     -- Standard Class........      0.75%           --           0.11%       0.86%            --                 0.86%(5)
DREYFUS VARIABLE INVESTMENT
   FUND
   Dreyfus Variable
     Investment Fund --
     Appreciation Portfolio
     -- Initial Shares........      0.75%           --           0.05%       0.80%            --                 0.80%
   Dreyfus Variable
     Investment Fund --
     Developing Leaders
     Portfolio -- Initial
     Shares...................      0.75%           --           0.07%       0.82%            --                 0.82%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Mutual Shares Securities
     Fund -- Class 2 Shares*..      0.60%          0.25%         0.20%       1.05%            --                 1.05%(6)
   Templeton Developing
     Markets Securities Fund
     -- Class 2 Shares*.......      1.25%          0.25%         0.30%       1.80%            --                 1.80%
   Templeton Foreign
     Securities Fund -- Class 2
     Shares*..................      0.69%          0.25%         0.22%       1.16%           0.04%               1.12%(7)
   Templeton Growth
     Securities Fund -- Class 2
     Shares*..................      0.81%          0.25%         0.07%       1.13%            --                 1.13%(8)
GREENWICH STREET SERIES FUND
   Equity Index Portfolio --
     Class II Shares*.........      0.31%          0.25%         0.04%       0.60%            --                 0.60%
   Salomon Brothers Variable
     Aggressive Growth Fund
     -- Class I Shares........      0.95%           --           0.61%       1.56%            --                 1.56%
   Salomon Brothers Variable
     Growth & Income Fund --
     Class I Shares...........      0.65%           --           0.62%       1.27%            --                 1.27%
JANUS ASPEN SERIES
   Balanced Portfolio --
     Service Shares*+.........      0.65%          0.25%         0.02%       0.92%            --                 0.92%
   Global Life Sciences
     Portfolio -- Service
     Shares*+.................      0.65%          0.25%         0.32%       1.22%            --                 1.22%
   Global Technology
     Portfolio -- Service
     Shares*..................      0.65%          0.25%         0.20%       1.10%            --                 1.10%
   Worldwide Growth Portfolio
     -- Service Shares*+......      0.65%          0.25%         0.06%       0.96%            --                 0.96%

                                                DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE       NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL      WAIVER             ANNUAL
                                 MANAGEMENT       (12b-1)       OTHER      OPERATING     AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                    FEE             FEES       EXPENSES     EXPENSES     REIMBURSEMENT        EXPENSES
----------------               --------------   ------------   --------   ------------  ---------------       ----------
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small
     Cap Portfolio*...........      0.75%          0.25%         0.42%       1.42%           0.17%               1.25%(9)
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio      0.50%           --           0.35%       0.85%            --                 0.85%
   Mid-Cap Value Portfolio....      0.75%           --           0.33%       1.08%            --                 1.08%
MERRILL LYNCH VARIABLE SERIES
   FUNDS, INC.
   Merrill Lynch Global
     Allocation V.I. Fund --
     Class III*...............      0.65%          0.25%         0.18%       1.08%            --                 1.08%
   Merrill Lynch Small Cap
     Value V.I. Fund --
     Class III*...............      0.75%          0.25%         0.08%       1.08%            --                 1.08%
OPPENHEIMER VARIABLE ACCOUNT
   FUNDS
   Oppenheimer Main Street
     Fund/VA -- Service
     Shares*..................      0.68%          0.25%         0.03%       0.96%            --                 0.96%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class*....      0.25%          0.15%         0.26%       0.66%           0.01%               0.65%(10)
   Total Return Portfolio --
     Administrative Class*....      0.25%          0.15%         0.26%       0.66%           0.01%               0.65%(11)
PUTNAM VARIABLE TRUST
   Putnam VT International
     Equity Fund -- Class IB
     Shares*+.................      0.77%          0.25%         0.22%       1.24%            --                 1.24%(12)
   Putnam VT Small Cap Value
     Fund -- Class IB Shares*.      0.80%          0.25%         0.12%       1.17%            --                 1.17%(12)
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I....      0.85%           --           0.13%       0.98%            --                 0.98%
   Investors Fund -- Class I..      0.70%           --           0.12%       0.82%            --                 0.82%
   Large Cap Growth Fund --
     Class I..................      0.75%           --           3.98%       4.73%            --                    --(23)
   Small Cap Growth Fund --
     Class I..................      0.75%           --           0.51%       1.26%            --                 1.26%
THE TRAVELERS SERIES TRUST
   Convertible Securities
     Portfolio................      0.60%           --           0.18%       0.78%            --                 0.78%(13)
   Disciplined Mid Cap Stock
     Portfolio................      0.70%           --           0.12%       0.82%            --                 0.82%(15)
   Equity Income Portfolio....      0.75%           --           0.12%       0.87%            --                 0.87%(15)
   Federated High Yield
     Portfolio................      0.65%           --           0.25%       0.90%            --                 0.90%(15)
   Federated Stock Portfolio..      0.63%           --           0.29%       0.92%            --                 0.92%(15)
   Large Cap Portfolio........      0.75%           --           0.11%       0.86%            --                 0.86%(15)
   Lazard International Stock
     Portfolio................      0.83%           --           0.17%       1.00%            --                 1.00%(1)
   Merrill Lynch Large Cap
     Core Portfolio...........      0.80%           --           0.19%       0.99%            --                 0.99%(14)
   MFS Emerging Growth
     Portfolio................      0.75%           --           0.14%       0.89%            --                 0.89%(15)
   MFS Mid Cap Growth
     Portfolio................      0.80%           --           0.12%       0.92%            --                 0.92%(14)
   MFS Value Portfolio........      0.75%           --           0.33%       1.08%            --                    --(14)
   Pioneer Fund Portfolio.....      0.72%           --           0.40%       1.12%            --                 1.12%(16)
   Social Awareness Stock
     Portfolio................      0.62%           --           0.16%       0.78%            --                 0.78%(1)
   Travelers Quality Bond
     Portfolio................      0.32%           --           0.11%       0.43%            --                 0.43%(17)
   U.S. Government Securities
     Portfolio................      0.32%           --           0.10%       0.42%            --                 0.42%(1)

                                                DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE       NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL      WAIVER             ANNUAL
                                 MANAGEMENT       (12b-1)       OTHER      OPERATING     AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                    FEE             FEES       EXPENSES     EXPENSES     REIMBURSEMENT        EXPENSES
----------------               --------------   ------------   --------   ------------  ---------------       ----------
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio................      0.80%           --           0.05%       0.85%            --                 0.85%
   MFS Total Return Portfolio.      0.80%           --           0.02%       0.82%            --                 0.82%
   Pioneer Strategic Income
     Portfolio................      0.75%           --           0.25%       1.00%            --                 1.00%
   SB Adjustable Rate Income
     Portfolio Smith Barney
     Class*...................      0.60%          0.25%         3.87%       4.72%           3.72%               1.00%(18)
   Strategic Equity Portfolio.      0.80%           --           0.04%       0.84%            --                 0.84%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio
     Class II Shares*.........      0.60%          0.25%         0.05%       0.90%            --                 0.90%
   Enterprise Portfolio
     Class II Shares*+........      0.50%          0.25%         0.14%       0.89%            --                    --(19)
VARIABLE INSURANCE PRODUCTS
   FUND II
   Contrafund(R) Portfolio --
     Service Class 2*.........      0.58%          0.25%         0.10%       0.93%            --                    --(20)
VARIABLE INSURANCE PRODUCTS
   FUND III
   Dynamic Capital
     Appreciation Portfolio
     -- Service Class 2*......      0.58%          0.25%         1.27%       2.10%            --                    --(21)
   Mid Cap Portfolio --
     Service Class 2*.........      0.58%          0.25%         0.12%       0.95%            --                    --(22)

--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).
 +     Closed to new investors.


NOTES
 (1) Fund has a voluntary waiver of 1.25%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (2) Management fee is based on 0.50% on first $50 million of net assets; 0.40% on the next $100 million; 0.30% on the next $100 million and 0.25% on assets in excess of $250 million. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (3) Fund has a voluntary waiver of 0.40%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (4) Total portfolio operating expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years.

 (5) The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2004, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2004 through April 30, 2005, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

 (6) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

 (7) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

 (8) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

 (9) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2004 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

 (10) Other Expenses reflects a 0.25% administrative fee, the class' pro rata Trustees' fees, and interest expense. Interest expense is generally incurred as a result of investment management activities. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.65%.

 (11) Other Expenses reflects a 0.25% administrative fee, and 0.01% representing the Portfolio's pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

 (12) There was no fee waiver or expense reimbursement for 2003, but effective January 28, 2004 there will be a limit in effect. Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that each fund's net expenses as a percentage of its net assets exceed the average expense ratio for the fund's Lipper peer group of funds underlying variable insurance products.

 (13) Fund has a voluntary waiver of 0.80%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (14) Fund has a voluntary waiver of 1.00%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (15) Fund has a voluntary waiver of 0.95%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (16) Effective 5/1/03, shareholders approved a new Investment Advisory Agreement that increased the management fee from 0.65% to 0.75%. The actual Management Fee for the year was a blended rate of 0.72%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (17) Fund has a voluntary waiver of 0.75%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (18) Pursuant to an agreement, the Investment Advisor has agreed, for the period of one year, commencing November 1, 2003, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%.

 (19) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Classes I and II, respectively. For the year ended December 31, 2003, the Adviser waived $57,431 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

 (20) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%. These offsets may be discontinued at any time.

 (21) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 1.15%. The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.25%. The expense ratio shown reflects the expense cap in effect at period end. This arrangement can be discontinued by the fund's manager at any time.

 (22) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

 (23) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                                    VOLUNTARY FEE
                                                                                    WAIVER AND/OR
                                                                                       EXPENSE              NET TOTAL ANNUAL
      FUNDING OPTION                                                                REIMBURSEMENT          OPERATING EXPENSES
      --------------                                                           ------------------------  ------------------------
      Large Cap Growth Fund -- Class I.....................................             3.73%                     1.00%
      MFS Value Portfolio..................................................             0.08%                     1.00%
      Enterprise Portfolio Class II Shares.................................             0.04%                     0.85%
      Contrafund(R) Portfolio -- Service Class 2...........................             0.03%                     0.90%
      Dynamic Capital Appreciation Portfolio -- Service Class 2............             0.95%                     1.15%
      Mid Cap Portfolio -- Service Class 2.................................             0.02%                     0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the available optional benefits. The GMAB and the GMWB cannot both be elected.


EXAMPLE 1 - This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).

                                              IF CONTRACT IS SURRENDERED            IF CONTRACT IS NOT SURRENDERED OR
                                              AT THE END OF PERIOD SHOWN:        ANNUITIZED AT THE END OF PERIOD SHOWN**:
                                        ---------------------------------------- -----------------------------------------
FUNDING OPTION                          1 YEAR    3 YEARS   5 YEARS    10 YEARS  1 YEAR    3 YEARS   5 YEARS    10 YEARS
--------------                          -------- ---------- ---------  --------- -------- -------------------- -----------
Underlying Fund with Maximum Total
Annual Operating Expenses..............  1370      2658       3710       6896      788      2293      3710        6896
Underlying Fund with Minimum Total
Annual Operating Expenses..............   979      1544       1905       3939      371      1128      1905        3939


EXAMPLE 2 - This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit (assuming the current charge applies).

                                              IF CONTRACT IS SURRENDERED            IF CONTRACT IS NOT SURRENDERED OR
                                              AT THE END OF PERIOD SHOWN:         ANNUITIZED AT THE END OF PERIOD SHOWN**:
                                        ---------------------------------------- ----------------------------------------
FUNDING OPTION                          1 YEAR    3 YEARS   5 YEARS    10 YEARS  1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------                          -------- ---------- ---------  --------- -------- -------------------- ----------
Underlying Fund with Maximum Total
Annual Operating Expenses..............  1317      2513       3483       6569      731      2141      3483       6569
Underlying Fund with Minimum Total
Annual Operating Expenses..............   923      1376       1619       3400      312       953      1619       3400


EXAMPLE 3 - This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Accumulation Benefit.

                                              IF CONTRACT IS SURRENDERED            IF CONTRACT IS NOT SURRENDERED OR
                                             AT THE END OF PERIOD SHOWN:         ANNUITIZED AT THE END OF PERIOD  SHOWN**:
                                       ----------------------------------------- ----------------------------------------
FUNDING OPTION                          1 YEAR    3 YEARS   5 YEARS    10 YEARS  1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------                          --------- ---------- ---------  --------- -------- -------------------- ----------
Underlying Fund with Maximum Total
Annual Operating Expenses..............  1325      2537       3522       6625      740      2166      3522       6625
Underlying Fund with Minimum Total
Annual Operating Expenses..............  933       1405       1668       3492      322       983      1668       3492

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Life & Annuity Portfolio Architect L Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                            MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
              DEATH BENEFIT/OPTIONAL FEATURE                         ANNUITANT ON THE CONTRACT DATE
      -----------------------------------------------    -------------------------------------------------------
      Deferred Annual Step Up Death Benefit                                        75
      Annual Step Up Death Benefit                                                 80
      5% Roll Up Death Benefit                                                     75
      Enhanced Stepped-Up Provision (E.S.P)                                        75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a

"private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


                FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
Capital Appreciation Fund                  Seeks growth of capital. The Fund           Travelers Asset Management
                                           normally invests in equity securities       International Company LLC
                                           of issuers of any size and in any           ("TAMIC")
                                           industry.                                   Subadviser: Janus Capital Corp.

High Yield Bond Trust                      Seeks high current income. The Fund         TAMIC
                                           normally invests in below
                                           investment-grade bonds and debt
                                           securities.

Managed Assets Trust                       Seeks high total return. The Fund           TAMIC
                                           normally invests in equities,               Subadviser: Travelers Investment
                                           convertible and fixed-income                Management Company ("TIMCO")
                                           securities. The Fund's policy is to
                                           allocate investments among asset
                                           classes.

Money Market Portfolio                     Seeks high current return with              TAMIC
                                           preservation of capital and liquidity.
                                           The Fund normally invests in
                                           high-quality short term money market
                                           instruments.

ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
   AllianceBernstein Premier Growth        Seeks growth of capital. The Fund           Alliance Capital Management L.P.
     Portfolio -- Class B                  normally invests in equity securities
                                           of a relatively small number of
                                           intensely researched U.S. companies.

AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2           Seeks capital appreciation. The Fund        Capital Research and Management
     Shares                                normally invests in common stocks of        Co. ("CRM")
                                           companies located around the world.

                FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   Growth Fund -- Class 2 Shares           Seeks capital appreciation. The Fund        CRM.
                                           normally invests in common stocks of
                                           companies that appear to offer
                                           superior opportunities for growth of
                                           capital.

   Growth-Income Fund -- Class 2           Seeks capital appreciation and income.      CRM
     Shares                                The Fund normally invests in common
                                           stocks or other securities that
                                           demonstrate the potential for
                                           appreciation and/or dividends.

DELAWARE VIP TRUST
   Delaware VIP REIT Series --             Seeks to achieve maximum long term          Delaware Management Company
     Standard Class                        total return with capital appreciation      ("Delaware")
                                           as a secondary objective. The Fund
                                           normally invests in companies that
                                           manage a portfolio of real estate to
                                           earn profits for shareholders (REITS).

DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund        Seeks long term capital growth              The Dreyfus Corporation
     -- Appreciation Portfolio --          consistent with the preservation of         ("Dreyfus")
     Initial Shares                        capital. Current income is a secondary      Subadviser: Fayez Sarofim & Co.
                                           objective. The Fund normally invests
                                           in common stocks of established
                                           companies.

   Dreyfus Variable Investment Fund        Seeks to maximize capital                   Dreyfus
     -- Developing Leaders Portfolio       appreciation. The Fund normally
     -- Initial Shares                     invests in companies with market
                                           capitalizations of less than $2
                                           billion at the time of purchase.

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Mutual Shares Securities Fund --        Seeks capital appreciation. Income is       Franklin Mutual Advisers, LLC
     Class 2 Shares                        a secondary objective. The Fund
                                           normally invests in equity securities
                                           of companies believed to be
                                           undervalued.

   Templeton Developing Markets            Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares     The Fund normally invests in the
                                           investments of emerging market
                                           countries, primarily equity securities.

   Templeton Foreign Securities Fund       Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
     -- Class 2 Shares                     Fund normally invests in investments,
                                           primarily equity securities, of
                                           issuers located outside of the U.S.,
                                           including those in emerging markets.

   Templeton Growth Securities Fund        Seeks long-term capital growth. The         Templeton Global Advisors Limited
     -- Class 2 Shares                     Fund normally invests in equity
                                           securities of companies located
                                           anywhere in the world, including the
                                           U.S. and emerging markets.

GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class II      Seeks investment results that, before       TIMCO
     Shares                                expenses, correspond to the price and
                                           yield performance of the S&P 500
                                           Index. The Fund normally invests in
                                           equity securities, or other
                                           investments with similar economic
                                           characteristics that are included in
                                           the S&P 500 Index.

   Salomon Brothers Variable               Seeks capital appreciation. The Fund        Salomon Brothers Asset Management
     Aggressive Growth Fund -- Class I     normally invests in common stocks of        ("SBAM")
     Shares                                companies that the manager believes
                                           are experiencing or will experience
                                           growth in earnings and/or cash flow
                                           that exceeds the average rate of
                                           earnings growth of the companies that
                                           comprise the S&P 500. The Fund may
                                           invest in the securities of large,
                                           well-known companies, but a
                                           significant portion of Fund assets
                                           may also be invested in small to
                                           medium sized companies.

                FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   Salomon Brothers Variable Growth &      Seeks income and long-term capital          SBAM
     Income Fund -- Class I Shares         growth. The Fund normally invests in
                                           equity securities that provide
                                           dividend or interest income and it
                                           also invests in non-income producing
                                           stocks for potential appreciation in
                                           value.

JANUS ASPEN SERIES
   Balanced Portfolio -- Service           Seeks long term capital growth,             Janus Capital Management LLC
     Shares+                               consistent with preservation of             ("Janus")
                                           capital and balanced by current
                                           income. The Fund normally invests in
                                           common stocks selected for their
                                           growth potential and other securities
                                           selected for their income potential.

   Global Life Sciences Portfolio --       Seeks long-term growth of capital. The      Janus
     Service Shares+                       Fund normally invests in securities of
                                           companies with a life science (e.g.
                                           health, personal care,
                                           pharmaceuticals) orientation.

   Global Technology Portfolio --          Seeks long-term growth of capital. The      Janus
     Service Shares                        Fund normally invests in securities of
                                           companies that are expected to benefit
                                           from advances or improvements in
                                           technology.

   Worldwide Growth Portfolio --           Seeks growth of capital in a manner         Janus
     Service Shares+                       consistent with the preservation of
                                           capital. The Fund normally invests in
                                           the common stocks of companies of any
                                           size throughout the world.

LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                             The Fund normally invests in equity
                                           securities, principally common stocks,
                                           of relatively small U.S. companies
                                           that are believed to be undervalued
                                           based on their earnings, cash flow or
                                           asset values.

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio             Seeks long-term growth of capital and       Lord Abbett & Co.
                                           income without excessive fluctuations
                                           in market value. The Fund normally
                                           invests in equity securities of large,
                                           seasoned, U.S. and multinational
                                           companies believed to be undervalued.

   Mid-Cap Value Portfolio                 Seeks capital appreciation. The Fund        Lord Abbett & Co.
                                           normally invests in common stocks of
                                           mid-sized companies believed to be
                                           undervalued.

MERRILL LYNCH VARIABLE SERIES FUNDS,
   INC.
   Merrill Lynch Global Allocation         Seeks high total investment return.         Merrill Lynch Investment
     V.I. Fund -- Class III                The Fund normally invests in a              Managers, L.P. ("MLIM")
                                           portfolio of equity, debt and money
                                           market securities, primarily of
                                           corporate and governmental issuers
                                           located in North and South America,
                                           Europe, Australia and the Far East.

   Merrill Lynch Small Cap Value V.I.      Seeks long-term growth of capital. The      MLIM
     Fund -- Class III                     Fund normally invests in common stocks
                                           of small cap companies and emerging
                                           growth companies believed to be
                                           undervalued.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA --      Seeks high total return. The Fund           OppenheimerFunds, Inc.
     Service Shares                        normally invests in common stocks of
                                           U.S. companies and it may invest in
                                           debt securities, as well.

PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --                Seeks maximum real return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of real capital and       Company LLC
                                           prudent investment management. The
                                           Fund normally invests in
                                           inflation-indexed bonds of varying
                                           maturities issued by the U.S. and
                                           non-U.S. governments or government
                                           sponsored enterprises.

                FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   Total Return Portfolio --               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                  with preservation of capital and            Company LLC
                                           prudent investment management. The
                                           Fund normally invests in intermediate
                                           maturity fixed income securities.

PUTNAM VARIABLE TRUST
   Putnam VT International Equity          Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund -- Class IB Shares+              normally invests in common stocks of        ("Putnam")
                                           companies outside the U S.

   Putnam VT Small Cap Value Fund --       Seeks capital appreciation. The Fund        Putnam
     Class IB Shares                       normally invests in the common stocks
                                           of U.S. companies believed to be
                                           undervalued in the market.

SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                 Seeks capital appreciation. The Fund        SBAM
                                           normally invests in common stocks and
                                           their equivalents of companies
                                           believed to be undervalued in the
                                           marketplace.

   Investors Fund -- Class I               Seeks long term growth of capital.          SBAM
                                           Secondarily seeks current income. The
                                           Fund normally invests in common stocks
                                           of established companies.

   Large Cap Growth Fund -- Class I        Seeks long-term growth of capital. The      SBAM
                                           Fund normally invests in equity
                                           securities of companies with large
                                           market capitalizations.

   Small Cap Growth Fund -- Class I        Seeks long term growth of capital. The      SBAM
                                           Fund normally invests in equity
                                           securities of companies with small
                                           market capitalizations.

THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio        Seeks current income and capital            TAMIC
                                           appreciation. The Fund normally
                                           invests in convertible securities.

   Disciplined Mid Cap Stock Portfolio     Seeks growth of capital. The Fund           TAMIC
                                           normally invests in the equity              Subadviser: TIMCO
                                           securities of companies with
                                           mid-size market capitalizations.

   Equity Income Portfolio                 Seeks reasonable income. The Fund           TAMIC
                                           normally invests in equity securities       Subadviser: Fidelity Management &
                                           with a focus on income producing            Research Company ("FMR")
                                           equities.

   Federated High Yield Portfolio          Seeks high current income. The Fund         TAMIC
                                           normally invests in below                   Subadviser: Federated Investment
                                           investment-grade bonds and debt             Management Company ("Federated")
                                           securities.

   Federated Stock Portfolio               Seeks growth of income and capital.         TAMIC
                                           The Fund normally invests in equity         Subadviser: Federated Equity
                                           securities that are selected on the         Management Company of Pennsylvania
                                           basis of traditional research
                                           techniques.

   Large Cap Portfolio                     Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in the                Subadviser: FMR
                                           securities of companies with large
                                           market capitalizations.

   Lazard International Stock              Seeks capital appreciation. The Fund        TAMIC
     Portfolio                             normally invests in equity securities       Subadviser: Lazard Asset
                                           of non-U.S. domiciled companies             Management
                                           located in developed markets.

   Merrill Lynch Large Cap Core            Seeks long-term capital growth. The         TAMIC
     Portfolio                             Fund normally invests in a diversified      Subadviser: MLIM
                                           portfolio of equity securities of
                                           large cap companies located in the
                                           United States.

   MFS Emerging Growth Portfolio           Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in common stock       Subadviser: Massachusetts
                                           and related securities of emerging          Financial Services ("MFS")
                                           growth companies.

                FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   MFS Mid Cap Growth Portfolio            Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in equity             Subadviser: MFS
                                           securities of companies with medium
                                           market capitalization that are
                                           believed to have above average growth
                                           potential.

   MFS Value Portfolio                     Seeks capital appreciation and              TAMIC
                                           reasonable income. The Fund normally        Subadviser: MFS
                                           invests in income producing equity
                                           securities of companies believed to be
                                           undervalued in the market.

   Pioneer Fund Portfolio                  Seeks reasonable income and capital         TAMIC
                                           growth. The Fund normally invests in        Subadviser: Pioneer Investment
                                           equity securities that are carefully        Management Inc.
                                           selected, reasonably priced securities.

   Social Awareness Stock Portfolio        Seeks long term capital appreciation        Smith Barney Fund Management LLC
                                           and retention of net investment             ("SBFM")
                                           income. The Fund normally invests in
                                           equity securities. The Fund seeks
                                           companies that meet certain
                                           investment criteria and social
                                           criteria.

   Travelers Quality Bond Portfolio        Seeks current income and total return       TAMIC
                                           with moderate capital volatility. The
                                           Fund normally invests in investment-
                                           grade bonds and debt securities.

   U.S. Government Securities              Seeks current income, total return and      TAMIC
     Portfolio                             high credit quality. The Fund normally
                                           invests in securities issued or
                                           guaranteed by the U.S. Government, its
                                           agencies or instrumentalities.

TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio      Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                           normally invests in common stocks of        ("TIA")
                                           companies that are likely to benefit        Subadviser: AIM Capital
                                           from new products, services or              Management Inc.
                                           processes or have experienced
                                           above-average earnings growth.

   MFS Total Return Portfolio              Seeks above average income consistent       TIA
                                           with the prudent employment of              Subadviser: MFS
                                           capital. Secondarily, seeks growth of
                                           capital and income. The Fund normally
                                           invests in a broad range of equity and
                                           fixed-income securities of both U.S.
                                           and foreign issuers.

   Pioneer Strategic Income Portfolio      Seeks high current income consistent        TIA
                                           with preservation of capital. The Fund      Subadviser: Putnam
                                           normally invests in debt securities of
                                           U.S. and foreign governments and
                                           corporations.

   SB Adjustable Rate Income               Seeks high current income and to limit      SBFM
     Portfolio Smith Barney Class          the degree of fluctuation of its net
                                           asset value resulting from movements
                                           in interest rates. The Fund normally
                                           invests in adjustable rate securities.

   Strategic Equity Portfolio              Seeks capital appreciation. The Fund        TIA
                                           normally invests in the equity              Subadviser: Fidelity Management &
                                           securities, primarily in common stocks      Research Company ("FMR")
                                           of domestic issuers, and is not
                                           constrained to any particular
                                           investment style.

VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares      Seeks capital growth and income. The        Van Kampen Asset Management Inc.
                                           Fund normally invests in common and         ("Van Kampen")
                                           preferred stocks, and convertible
                                           securities, of well established
                                           undervalued companies.

   Enterprise Portfolio Class II           Seeks capital appreciation. The Fund        Van Kampen
     Shares+                               normally invests in common stocks of
                                           companies believed to have
                                           above-average potential for capital
                                           appreciation.

                FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R) Portfolio -- Service      Seeks long term capital appreciation.       FMR
     Class 2                               The Fund normally invests in common
                                           stocks of companies whose value may
                                           not be fully recognized by the public.

VARIABLE INSURANCE PRODUCTS FUND III
   Dynamic Capital Appreciation            Seeks capital appreciation. The Fund        FMR
     Portfolio -- Service Class 2          normally invests in growth and/or
                                           value common stocks of domestic and
                                           foreign issuers.

   Mid Cap Portfolio -- Service Class 2    Seeks long term growth of capital. The      FMR
                                           Fund normally invests in common stocks
                                           of companies with medium market
                                           capitalizations.

--------------
 +     Closed to new investors.


                                  FIXED ACCOUNT
--------------------------------------------------------------------------------
We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit that is paid on the first death of the Contract Owner(s) or Annuitant

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o   administration of the annuity options available under the Contracts

       o   the distribution of various reports to Contract Owners

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent

       o   other costs of doing business

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

       o that the amount of the death benefit will be greater than the Contract Value

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for four years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

                      YEARS SINCE PURCHASE                  WITHDRAWAL
                          PAYMENT MADE                        CHARGE
           ------------------------------------------- ----------------------
           GREATER THAN OR EQUAL TO   BUT LESS THAN
                   0 years               1 year                 6%
                    1 year               2 years                5%
                   2 years               3 years                4%
                   3 years               4 years                3%
                   4+ years                                     0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

       (a) any Purchase Payment to which no withdrawal charge applies, then

       (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

       (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

       (d) any Contract earnings.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

       o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

       o   if a lifetime annuity payout has begun

       o   under the Managed Distribution Program, or

       o if you elect Annuity Payments for a fixed period of at least five years.

Partial withdrawals will be prorated from all Underlying Funds unless you specify otherwise on the Surrender Request Form. If you request a partial withdrawal, the amount that you receive may be less than your requested withdrawal amount due to the deduction of applicable taxes and charges, including the withdrawal charge. If you want the full requested withdrawal amount you must check the "Net" box on the Surrender Request Form and we will add the amount of the applicable taxes and charges to your requested withdrawal amount.

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

       (1) from the distribution of death proceeds

       (2) after an annuity payout has begun, or

       (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Deferred Annual Step-Up Death Benefit the M&E is 1.60% annually. If you choose the Annual Step-Up Death Benefit the M&E is 1.70% annually. If you choose the Roll-Up Death Benefit the M&E is 1.90%. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each funding option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected (available during the annuitization phase only), there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

                YEARS SINCE INITIAL PURCHASE              WITHDRAWAL
                        PAYMENT MADE                        CHARGE
         ------------------------------------------- ----------------------
         GREATER THAN OR EQUAL TO   BUT LESS THAN
                 0 years                1 year                6%
                  1 year               2 years                5%
                 2 years               3 years                4%
                 3 years               4 years                3%
                 4 +years                                     0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

               o    the dollar amount you request to transfer;

               o the number of transfers you made within the previous three months;

               o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

               o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

               o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

               o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no charge for this program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month program (we may not always offer all of these Programs). The Programs will generally have different credited interest rates. Under each program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program. In that event, transfers will be made from the Money Market Variable Funding Option.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business on the business day we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Please note: Naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of these benefits, and who will receive them. Use care when naming owners, Annuitants, and beneficiaries, and consult your agent if you have any questions.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

       o   the death benefit will not be payable upon the Annuitant's death

       o   the Contingent Annuitant becomes the Annuitant

       o   all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------
Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEFERRED ANNUAL STEP-UP (STANDARD DEATH BENEFIT)

(NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

       (1) the Contract Value on the Death Report Date

       (2) your Adjusted Purchase Payment (see below) or*

       (3) the Step-Up Value (if any, as described below)

ANNUAL STEP-UP DEATH BENEFIT

(ONLY DEATH BENEFIT OPTION AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

       (1) the Contract Value on the Death Report Date

       (2) your Adjusted Purchase Payment (see below) or*

       (3) the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT

(NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE)

If the Annuitant dies before age 80, the death
benefit will be the greatest of:                           o  the Contract Value on the Death Report Date;

                                                           o  your adjusted Purchase Payment (see below)*;

                                                           o  the Step-Up Value, if any, as described below

                                                           o  the Roll-Up Death Benefit Value (as described below)

If the Annuitant dies on or after age 80, the death
benefit will be the greatest of:                           o  the Contract Value on the Death Report Date;

                                                           o  your adjusted Purchase Payment (see below) or*

                                                           o  the Step-Up Value, if any, as described below, or

                                                           o  the Roll-Up Death Benefit Value (as described below) on the Annuitant's 80th birthday, plus any additional
                                                              Purchase Payments and minus any partial surrender
                                                              reductions (as described below) that occur after
                                                              the Annuitant's 80th birthday.

* If you have elected the GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE (FOR DEFERRED ANNUAL STEP-UP DEATH BENEFIT)

The Step-Up Value will initially equal the Contract Value on the fourth Contract Date Anniversary that occurs before the Annuitant's 80th birthday and before the Death Report Date. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below. If the Death Report Date or the Annuitant's 80th birthday is before the fourth Contract Date Anniversary, there is no Step-Up Value.

STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

       a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

       b)  is any Purchase Payment made during the previous Contract Year

       c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

       a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

       b) is any Purchase Payment made since the previous Contract Date anniversary

       c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

       50,000 x (10,000/55,000) = 9,090

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

       50,000 x (10,000/30,000) = 16,666

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-16,666, or $33,334.

If you have elected GMWB, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable Partial Surrender Reduction, the Partial Surrender Reduction will not be applied to your death benefit. Instead, if you have made withdrawals under your Contract, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR CONTRACT OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments (described below) excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

       50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 - $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

       50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 - 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                MANDATORY
    BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                    PAYOUT RULES
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                                   APPLY*
------------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)      The beneficiary (ies),       Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                 or if none, to the           continue the Contract rather than
                                      CONTRACT OWNER'S estate.     receive the distribution.
------------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)          The beneficiary (ies),       Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                 or if none, to the           continue the Contract rather than
                                      CONTRACT OWNER'S estate.     receive the distribution.
------------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS       The surviving joint                                                  Yes
NOT THE ANNUITANT)                    owner.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                MANDATORY
    BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                    PAYOUT RULES
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                                   APPLY*
------------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS       The beneficiary (ies),       Unless the beneficiary elects to        Yes
THE ANNUITANT)                        or if none, to the           continue the Contract rather than
                                      surviving joint owner.       receive a distribution.
------------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE       The surviving joint          Unless the beneficiary elects to        Yes
ANNUITANT)                            owner.                       continue the Contract.
------------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT       The beneficiary (ies),       Unless the spouse elects to             Yes
THE ANNUITANT)                        or if none, to the           continue the Contract
                                      surviving joint owner.
                                                                   A spouse who is not the beneficiary
                                                                   may decline to receive the proceeds
                                                                   or to continue the Contract and
                                                                   instruct the Company to pay the
                                                                   beneficiary.
------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE             The beneficiary (ies),       Unless the beneficiary elects to        Yes
CONTRACT OWNER)                       or if none, to the           continue the Contract rather than
                                      CONTRACT OWNER'S estate.     receive a distribution.

                                                                   Or, if there is a CONTINGENT
                                                                   ANNUITANT, then the CONTINGENT
                                                                   ANNUITANT becomes the ANNUITANT and
                                                                   the Contract continues in effect
                                                                   (generally using the original
                                                                   Maturity Date). The proceeds will
                                                                   then be paid upon the death of the
                                                                   CONTINGENT ANNUITANT or owner.
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ANNUITANT (WHO IS THE CONTRACT        See death of "owner who                                              Yes
OWNER)                                is the ANNUITANT" above.
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ANNUITANT (WHERE OWNER IS             The beneficiary (ies),                                               Yes (Death of
NON-NATURAL ENTITY/TRUST)             or if none, to the                                                   ANNUITANT is
                                      CONTRACT OWNER.                                                      treated as death of
                                                                                                           the owner in these
                                                                                                           circumstances.)
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CONTINGENT ANNUITANT (ASSUMING        No death proceeds are                                                N/A
ANNUITANT IS STILL ALIVE)             payable; Contract
                                      continues.
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BENEFICIARY                           No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
------------------------------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS

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                                                                                                                MANDATORY
    BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                    PAYOUT RULES
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                                   APPLY*
------------------------------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT                       The beneficiary (ies),       Unless the beneficiary elects to        Yes
                                      or if none, to the           continue the Contract rather than
                                      CONTRACT OWNER'S estate.     receive a distribution.
------------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                           No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
------------------------------------------------------------------------------------------------------------------------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the Contract; however, all other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

       o through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

       o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS
--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

We offer a Guaranteed Minimum Withdrawal Benefit rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees a return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.
NOTE: You may not elect the GMWB Rider if you have also elected the GMAB Rider offered under the Contract.

Your initial Purchase Payment is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after you purchased GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If you take a partial withdrawal, and your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For example, assume your initial Purchase Payment is $100,000, your age is less than 70, and a withdrawal of $10,000 is taken in contract year two:

  ------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
  ------------------------------------------------------------------------------------------------------------------------------
                       CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB               AWB (5%)
  ------------------------------------------------------------------------------------------------------------------------------
  VALUES AS OF
  ------------------------------------------------------------------------------------------------------------------------------
  CONTRACT DATE        $100,000         $100,000              $5,000          $100,000         $100,000             $5,000
  ------------------------------------------------------------------------------------------------------------------------------
  IMMEDIATELY PRIOR
  TO WITHDRAWAL,
  CONTRACT YEAR TWO    $115,000         $100,000              $5,000          $85,000          $100,000             $5,000
  ------------------------------------------------------------------------------------------------------------------------------
  IMMEDIATELY AFTER    $105,000         $91,304               $4,565          $75,000          $88,235              $4,412
  WITHDRAWAL,
  CONTRACT YEAR                   [100,000 - (100,000     [5,000 - (5,000                [100,000 - (100,000    [5,000- (5,000
  TWO                              x 10,000/115,000)]    x 10,000/115,000)]                x 10,000/85,000)]   x 10,000/85,000]
  ------------------------------------------------------------------------------------------------------------------------------
  CHANGE IN VALUE
  DUE TO WITHDRAWAL
  (PARTIAL
  SURRENDER
  REDUCTION)           $10,000           $8,696                $435           $10,000          $11,765               $588
  ------------------------------------------------------------------------------------------------------------------------------

Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value. Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the Contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third Contract year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a Contract anniversary.

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

       o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.

       o The total annual payment amount will equal the AWB and will never exceed your RBB, and

       o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER DESCRIBED BELOW IS BEING OFFERED AS OF JUNE 14, 2004 IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL. CERTAIN TERMS AND CONDITIONS MAY DIFFER BETWEEN JURISDICTIONS ONCE APPROVED.

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The

Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

       o If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date.

       o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                     ----------------------------------------------------------------------------------------------------------
                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE
                     ----------------------------------------------------------------------------------------------------------
                                             BASE                                                 BASE
                                         CALCULATION                                          CALCULATION
                      CONTRACT VALUE        AMOUNT        BENEFIT BASE     CONTRACT VALUE        AMOUNT         BENEFIT BASE
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000      Not Applicable       $100,000          $100,000       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF RIDER
MATURITY DATE            $115,000          $100,000         $100,000          $85,000           $100,000          $100,000
-------------------------------------------------------------------------------------------------------------------------------
AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                               $0(1)                            $15,000(2)
-------------------------------------------------------------------------------------------------------------------------------

(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS - IMPACT ON BASE CALCULATION AMOUNT

                     ----------------------------------------------------------------------------------------------------------
                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                     ----------------------------------------------------------------------------------------------------------
                                                              BASE                                                   BASE
                                           PURCHASE        CALCULATION                           PURCHASE         CALCULATION
                      CONTRACT VALUE       PAYMENT           AMOUNT         CONTRACT VALUE       PAYMENT            AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000         $100,000          $100,000          $100,000          $100,000
-------------------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable      $100,000          $120,000       Not Applicable       $100,000
-------------------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,000          $10,000          $110,000          $130,000          $10,000           $100,000
-------------------------------------------------------------------------------------------------------------------------------

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

       EXAMPLES OF PARTIAL WITHDRAWALS - IMPACT ON BASE CALCULATION AMOUNT

                             --------------------------------------------------------------------------------------------------
                                                            ASSUMING INCREASING CONTRACT VALUE
                             --------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $115,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $105,000          $90,000               $10,000               $8,696               $10,000
-------------------------------------------------------------------------------------------------------------------------------
                                                             ASSUMING DECLINING CONTRACT VALUE
                             --------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL             $85,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                     $75,000          $88,235               $10,000              $11,765               $11,765
-------------------------------------------------------------------------------------------------------------------------------

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contact Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

       o You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

       o You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

       o If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

       o If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

REBALANCING: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently offered under the Contract with the applicable classification.

                        CLASS A SUBACCOUNTS/UNDERLYING FUNDS                                     CLASS B SUBACCOUNTS/
                                                                                                  UNDERLYING FUNDS
Capital Appreciation Fund                   MERRILL LYNCH VARIABLE SERIES FUNDS, INC.       High Yield Bond Trust
Managed Assets Trust                        Merrill Lynch Global Allocation V.I. Fund --    Money Market Portfolio (Travelers)
ALLIANCEBERNSTEIN VARIABLE PRODUCT          Class III Shares                                PIMCO VARIABLE INSURANCE TRUST
SERIES FUND, INC.                           Merrill Lynch Small Cap Value V.I. Fund --      Real Return Portfolio --
AllianceBernstein Premier Growth            Class III Shares                                Administrative Class
Portfolio -- Class B                        OPPENHEIMER VARIABLE ACCOUNT FUNDS              Total Return Portfolio --
AMERICAN FUNDS INSURANCE SERIES             Oppenheimer Main Street Growth & Income         Administrative Class
Global Growth Fund -- Class 2 Shares        Fund/VA -- Service Shares                       THE TRAVELERS SERIES TRUST
Growth Fund--Class 2 Shares                 PUTNAM VARIABLE TRUST                           Federated High Yield Portfolio
Growth-Income Fund -- Class 2 Shares        Putnam VT Small Cap Value Fund --               Pioneer Strategic Income Portfolio
DELAWARE VIP TRUST                          Class IB Shares                                 Travelers Quality Bond Portfolio
Delaware VIP REIT Series --                 SALOMON BROTHERS VARIABLE SERIES FUNDS INC.     U.S. Government Securities Portfolio
Standard Class                              All Cap Fund -- Class I                         TRAVELERS SERIES FUND INC.
DREYFUS VARIABLE INVESTMENT FUND            Investors Fund -- Class I                       SB Adjustable Rate Income
Appreciation Portfolio -- Initial Shares    Large Cap Growth Fund -- Class I                Portfolio--Class I Shares
Developing Leaders Portfolio --             Small Cap Growth Fund -- Class I
Initial Shares                              THE TRAVELERS SERIES TRUST
FRANKLIN TEMPLETON VARIABLE INSURANCE       Convertible Securities Portfolio
PRODUCTS TRUST                              Disciplined Mid Cap Stock Portfolio
Mutual Shares Securities Fund --            Equity Income Portfolio
Class 2 Shares                              Federated Stock Portfolio
Templeton Developing Markets                Large Cap Portfolio
Securities Fund -- Class 2 Shares           Lazard International Stock Portfolio
Templeton Foreign Securities Fund --        MFS Emerging Growth Portfolio
Class 2                                     MFS Mid Cap Growth Portfolio
Templeton Growth Securities Fund --         MFS Value Portfolio
Class 2 Shares                              Merrill Lynch Large Cap Core Portfolio
GREENWICH STREET SERIES FUND                Pioneer Fund Portfolio
Equity Index Portfolio -- Class II Shares   TRAVELERS SERIES FUND INC.
Salomon Brothers Variable Emerging          AIM Capital Appreciation Portfolio
Growth Fund -- Class I Shares               Strategic Equity Portfolio
Salomon Brothers Variable Growth &          MFS Total Return Portfolio
Income Fund -- Class I Shares               Social Awareness Stock Portfolio
JANUS ASPEN SERIES                          VAN KAMPEN LIFE INVESTMENT TRUST
Global Technology Portfolio --              Comstock Portfolio Class II Shares
Service Shares                              VARIABLE INSURANCE PRODUCTS FUND II
LAZARD RETIREMENT SERIES, INC.              Contrafund(R) Portfolio -- Service Class 2
Lazard Retirement Small Cap Portfolio       VARIABLE INSURANCE PRODUCTS FUND III
LORD ABBETT SERIES FUND, INC.               Dynamic Capital Appreciation Portfolio --
Growth and Income Portfolio                 Service Class 2
Mid-Cap Value Portfolio                     Mid Cap Portfolio -- Service Class 2

GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB RIDER EXCHANGE OPTION -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

         EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

         EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

o If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD
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MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time thirteen months after the Contract Date. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
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ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected (see Variable Liquidity Benefit below).

Option 6 -- Other Annuity Options -- We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the variable annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
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RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

                              THE SEPARATE ACCOUNTS
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The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Accounts) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a Payment Option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
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THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), ING Advisors Network (including Financial Network Corporation, Locust Street Securities, Multi-Financial Securities, IFG Network Securities, VESTAX Securities, Washington Square Securities and PrimeVest Financial Services), Merrill Lynch, NFP Securities, Inc., and Piper

Jaffray. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

TOWER SQUARE SECURITIES. TDLLC has entered into a selling agreement with Tower Square Securities, Inc. ("Tower Square"), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Contract to customers. Such representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company. Sales of the Contracts may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation.

CITISTREET EQUITIES LLC/CITISTREET ASSOCIATES LLC. CitiStreet Equities LLC and its affiliate, CitiStreet Associates LLC, are part of a joint venture between Citigroup Inc., the Company's ultimate parent, and State Street Corporation. The Company pays CitiStreet Equities LLC compensation of up to 12% of Purchase Payments and/or 2% of Contract Value in connection with the sale of the Contracts. In addition, CitiStreet Equities LLC receives compensation for the hiring and training of sales representatives and for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause CitiStreet Equities LLC or its representatives to favor the Company's products. The Company has also entered into an agreement with CitiStreet Associates LLC whereby the Company pays CitiStreet Associates LLC fees in connection with CitiStreet Associates' provision of certain administrative, recordkeeping, marketing and support services in relation to annuity contracts sold by CitiStreet Equities LLC in connection with Section 401(a), 401(k), 403(b), 457(b) and 408(b) plans. Any compensation payable to CitiStreet Associates LLC or CitiStreet Equities LLC will be made by TDLLC or the Company out of its own assets and will not result in any additional direct charge to you.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
   Capital Appreciation Fund (3/02).........................   2003        0.777           0.954                  14,371

   Money Market Portfolio (3/02)............................   2003        0.997           0.987                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (2/00)...........................................   2003        0.601           0.729                   2,374

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2003        0.749           0.995                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2003        0.647           0.869                     939

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2003        0.768           0.999                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2003        0.954           1.257                  21,110

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (3/02)............................................   2003        0.800           0.953                   9,791

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (3/02)............................................   2003        0.753           0.974                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        0.843           1.036                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.444                   1,599

   Templeton Growth Securities Fund -- Class 2 Shares (5/02)   2003        0.790           1.026                      --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/00).........   2003        0.695           0.873                  46,366

   Salomon Brothers Variable Emerging Growth
   Fund -- Class I Shares (5/02)............................   2003        0.756           1.041                      --

   Salomon Brothers Variable Growth & Income
   Fund -- Class I Shares (5/02)............................   2003        0.798           1.021                   1,109

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/02)..............   2003        0.913           1.020                      --

   Global Life Sciences Portfolio -- Service Shares (3/02)..   2003        0.735           0.911                      --

   Global Technology Portfolio -- Service Shares (3/02).....   2003        0.624           0.898                      --

   Worldwide Growth Portfolio -- Service Shares (3/02)......   2003        0.740           0.899                  15,086

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.333                   4,014

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.242                   5,319

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.257                   5,215

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.067                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.045                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.115           1.151                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        0.725           0.916                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        0.826           1.215                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2003        0.692           0.946                     867

   Investors Fund -- Class I (1/01).........................   2003        0.703           0.914                      --

   Large Cap Growth Fund -- Class I (5/02)..................   2003        0.799           1.134                  19,756

   Small Cap Growth Fund -- Class I (3/00)..................   2003        0.598           0.875                   3,414

The Travelers Series Trust
   Convertible Securities Portfolio (3/02)..................   2003        0.937           1.162                     960

   Disciplined Mid Cap Stock Portfolio (3/02)...............   2003        0.794           1.043                      --

   Equity Income Portfolio (10/00)..........................   2003        0.792           1.021                   1,123

   Federated High Yield Portfolio (3/02)....................   2003        0.992           1.193                      --

   Federated Stock Portfolio (3/02).........................   2003        0.783           0.982                      --

   Large Cap Portfolio (6/00)...............................   2003        0.668           0.818                  24,729

   Lazard International Stock Portfolio (3/02)..............   2003        0.843           1.066                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)............   2003        0.635           0.756                      --

   MFS Emerging Growth Portfolio (2/00).....................   2003        0.540           0.685                   4,808

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
   MFS Mid Cap Growth Portfolio (3/02)......................   2003        0.549           0.740                   1,104

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.214                      --

   Travelers Quality Bond Portfolio (3/02)..................   2003        1.056           1.110                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2003        0.660           0.838                      --

   MFS Total Return Portfolio (7/00)........................   2003        0.906           1.038                   4,840

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.998                      --

   Strategic Equity Portfolio (6/00)........................   2003        0.554           0.722                   1,584

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02).............   2003        0.766           0.985                      --

   Enterprise Portfolio -- Class II Shares (3/02)...........   2003        0.724           0.894                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (3/02)........   2003        0.867           1.093                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (3/02)...........................................   2003        0.864           1.061                      --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2003        0.855           1.161                     710

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.65%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
   Capital Appreciation Fund (3/02).........................   2003        1.000           1.142                      --

   Money Market Portfolio (3/02)............................   2003        1.000           0.992                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (2/00)...........................................   2003        1.000           1.090                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2003        1.000           1.185                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2003        1.000           1.146                      --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2003        1.000           1.144                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2003        1.000           1.140                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (3/02)............................................   2003        1.000           1.110                      --

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (3/02)............................................   2003        1.000           1.146                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        1.000           1.115                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.260                      --

   Templeton Growth Securities Fund -- Class 2 Shares (5/02)   2003        1.000           1.159                      --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/00).........   2003        1.000           1.127                      --

   Salomon Brothers Variable Emerging Growth
   Fund -- Class I Shares (5/02)............................   2003        1.000           1.142                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
   Salomon Brothers Variable Growth & Income                   2003        1.000           1.122                      --
   Fund -- Class I Shares (5/02)............................

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/02)..............   2003        1.000           1.074                      --

   Global Life Sciences Portfolio -- Service Shares (3/02)..   2003        1.000           1.114                      --

   Global Technology Portfolio -- Service Shares (3/02).....   2003        1.000           1.197                      --

   Worldwide Growth Portfolio -- Service Shares (3/02)......   2003        1.000           1.139                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.170                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.138                      --

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.153                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.073                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.066                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.043                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.000           1.022                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        1.000           1.178                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        1.000           1.233                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2003        1.000           1.167                      --

   Investors Fund -- Class I (1/01).........................   2003        1.000           1.144                      --

   Large Cap Growth Fund -- Class I (5/02)..................   2003        1.000           1.160                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2003        1.000           1.234                      --

The Travelers Series Trust
   Convertible Securities Portfolio (3/02)..................   2003        1.000           1.101                      --

   Disciplined Mid Cap Stock Portfolio (3/02)...............   2003        1.000           1.170                      --

   Equity Income Portfolio (10/00)..........................   2003        1.000           1.130                      --

   Federated High Yield Portfolio (3/02)....................   2003        1.000           1.088                      --

   Federated Stock Portfolio (3/02).........................   2003        1.000           1.144                      --

   Large Cap Portfolio (6/00)...............................   2003        1.000           1.121                      --

   Lazard International Stock Portfolio (3/02)..............   2003        1.000           1.156                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)............   2003        1.000           1.087                      --

   MFS Emerging Growth Portfolio (2/00).....................   2003        1.000           1.103                      --

   MFS Mid Cap Growth Portfolio (3/02)......................   2003        1.000           1.129                      --

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.124                      --

   Travelers Quality Bond Portfolio (3/02)..................   2003        1.000           1.022                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2003        1.000           1.134                      --

   MFS Total Return Portfolio (7/00)........................   2003        1.000           1.076                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.996                      --

   Strategic Equity Portfolio (6/00)........................   2003        1.000           1.114                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02).............   2003        1.000           1.134                      --

   Enterprise Portfolio -- Class II Shares (3/02)...........   2003        1.000           1.130                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (3/02)........   2003        1.000           1.138                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (3/02)...........................................   2003        1.000           1.103                      --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2003        1.000           1.195                      --


                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
   Capital Appreciation Fund (6/02).........................   2003        0.777           0.954                      --

   Money Market Portfolio (5/02)............................   2003        0.997           0.987                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................   2003        0.601           0.729                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2003        0.749           0.995                  44,490

   Growth Fund -- Class 2 Shares (11/99)....................   2003        0.647           0.869                 282,266

   Growth-Income Fund -- Class 2 Shares (11/99).............   2003        0.768           0.999                 346,058

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........   2003        0.954           1.257                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (7/02)............................................   2003        0.800           0.953                      --

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (6/02)............................................   2003        0.753           0.974                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        0.843           1.036                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.444                      --

   Templeton Growth Securities Fund -- Class 2 Shares (7/02)   2003        0.790           1.026                  34,635

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (11/99)........   2003        0.695           0.873                      --

   Salomon Brothers Variable Emerging Growth
   Fund -- Class I Shares (10/02)...........................   2003        0.756           1.041                      --

   Salomon Brothers Variable Growth & Income
   Fund -- Class I Shares (9/02)............................   2003        0.798           1.021                      --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (8/02)..............   2003        0.913           1.020                      --

   Global Life Sciences Portfolio -- Service Shares (9/02)..   2003        0.735           0.911                      --

   Global Technology Portfolio -- Service Shares (8/02).....   2003        0.624           0.898                      --

   Worldwide Growth Portfolio -- Service Shares (8/02)......   2003        0.740           0.899                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.333                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.242                      --

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.257                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.067                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.045                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.115           1.151                 311,064

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        0.725           0.916                  97,804

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        0.826           1.215                  16,949

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2003        0.692           0.946                  96,506

   Investors Fund -- Class I (11/99)........................   2003        0.703           0.914                 178,682

   Large Cap Growth Fund -- Class I (9/02)..................   2003        0.799           1.134                      --

   Small Cap Growth Fund -- Class I (11/99).................   2003        0.598           0.875                  84,031

The Travelers Series Trust
   Convertible Securities Portfolio (6/02)..................   2003        0.937           1.162                      --

   Disciplined Mid Cap Stock Portfolio (6/02)...............   2003        0.794           1.043                      --

   Equity Income Portfolio (11/99)..........................   2003        0.792           1.021                  30,906

   Federated High Yield Portfolio (8/02)....................   2003        0.992           1.193                      --

   Federated Stock Portfolio (9/02).........................   2003        0.783           0.982                      --

   Large Cap Portfolio (11/99)..............................   2003        0.668           0.818                   4,899

   Lazard International Stock Portfolio (8/02)..............   2003        0.843           1.066                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)...........   2003        0.635           0.756                      --

   MFS Emerging Growth Portfolio (11/99)....................   2003        0.540           0.685                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
   MFS Mid Cap Growth Portfolio (6/02)......................   2003        0.549           0.740                      --

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.214                      --

   Travelers Quality Bond Portfolio (6/02)..................   2003        1.056           1.110                  56,643

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)................   2003        0.660           0.838                   7,409

   MFS Total Return Portfolio (11/99).......................   2003        0.906           1.038                  30,718

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.998                      --

   Strategic Equity Portfolio (11/99).......................   2003        0.554           0.722                  51,790

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/02).............   2003        0.766           0.985                      --

   Enterprise Portfolio -- Class II Shares (7/02)...........   2003        0.724           0.894                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (6/02)........   2003        0.867           1.093                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (7/02)...........................................   2003        0.864           1.061                      --

   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2003        0.855           1.161                  29,607

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.65%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
   Capital Appreciation Fund (6/02).........................   2003        1.000           1.142                      --

   Money Market Portfolio (5/02)............................   2003        1.000           0.992                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................   2003        1.000           1.090                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2003        1.000           1.185                      --

   Growth Fund -- Class 2 Shares (11/99)....................   2003        1.000           1.146                      --

   Growth-Income Fund -- Class 2 Shares (11/99).............   2003        1.000           1.144                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........   2003        1.000           1.140                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (7/02)............................................   2003        1.000           1.110                      --

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (6/02)............................................   2003        1.000           1.146                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        1.000           1.115                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.260                      --

   Templeton Growth Securities Fund -- Class 2 Shares (7/02)   2003        1.000           1.159                      --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (11/99)........   2003        1.000           1.127                      --

   Salomon Brothers Variable Emerging Growth Fund --
   Class I Shares (10/02)...................................   2003        1.000           1.142                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
   Salomon Brothers Variable Growth & Income                   2003        1.000           1.122                      --
   Fund -- Class I Shares (9/02)............................

Janus Aspen Series
   Balanced Portfolio -- Service Shares (8/02)..............   2003        1.000           1.074                      --

   Global Life Sciences Portfolio -- Service Shares (9/02)..   2003        1.000           1.114                      --

   Global Technology Portfolio -- Service Shares (8/02).....   2003        1.000           1.197                      --

   Worldwide Growth Portfolio -- Service Shares (8/02)......   2003        1.000           1.139                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.170                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.138                      --

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.153                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.073                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.066                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.043                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.000           1.022                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        1.000           1.178                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        1.000           1.233                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2003        1.000           1.167                      --

   Investors Fund -- Class I (11/99)........................   2003        1.000           1.144                      --

   Large Cap Growth Fund -- Class I (9/02)..................   2003        1.000           1.160                      --

   Small Cap Growth Fund -- Class I (11/99).................   2003        1.000           1.234                      --

The Travelers Series Trust
   Convertible Securities Portfolio (6/02)..................   2003        1.000           1.101                      --

   Disciplined Mid Cap Stock Portfolio (6/02)...............   2003        1.000           1.170                      --

   Equity Income Portfolio (11/99)..........................   2003        1.000           1.130                      --

   Federated High Yield Portfolio (8/02)....................   2003        1.000           1.088                      --

   Federated Stock Portfolio (9/02).........................   2003        1.000           1.144                      --

   Large Cap Portfolio (11/99)..............................   2003        1.000           1.121                      --

   Lazard International Stock Portfolio (8/02)..............   2003        1.000           1.156                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)...........   2003        1.000           1.087                      --

   MFS Emerging Growth Portfolio (11/99)....................   2003        1.000           1.103                      --

   MFS Mid Cap Growth Portfolio (6/02)......................   2003        1.000           1.129                      --

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.124                      --

   Travelers Quality Bond Portfolio (6/02)..................   2003        1.000           1.022                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)................   2003        1.000           1.134                      --

   MFS Total Return Portfolio (11/99).......................   2003        1.000           1.076                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
   SB Adjustable Rate Income Portfolio -- Class I              2003        1.000           0.996                      --
   Shares (9/03)............................................

   Strategic Equity Portfolio (11/99).......................   2003        1.000           1.114                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/02).............   2003        1.000           1.134                      --

   Enterprise Portfolio -- Class II Shares (7/02)...........   2003        1.000           1.130                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (6/02)........   2003        1.000           1.138                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (7/02)...........................................   2003        1.000           1.103                      --

   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2003        1.000           1.195                      --


                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

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                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:


                              The Insurance Company
                              Principal Underwriter
                              Distribution and Principal Underwriting Agreement Valuation of Assets
                              Federal Tax Considerations
                              Independent Auditors
                              Financial Statements



--------------------------------------------------------------------------------
Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-20668S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-20669S.

Name:
            -----------------------------------------------------------
Address:
            -----------------------------------------------------------

            -----------------------------------------------------------

                      THIS PAGE INTENTIONALLY LEFT BLANK.

L-19988                                                              May 3, 2004

         TRAVELERS LIFE & ANNUITY VINTAGE L VARIABLE ANNUITY PROSPECTUS:
           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS LIFE & ANNUITY VINTAGE L VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") accumulate on a variable and, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:


ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.             SMITH BARNEY INVESTMENT SERIES
   AllianceBernstein Growth and Income Portfolio -- Class B(1)      Smith Barney Large Cap Core Portfolio
   AllianceBernstein Premier Growth Portfolio -- Class B(2)         Smith Barney Premier Selections All Cap Growth Portfolio
AMERICAN FUNDS INSURANCE SERIES                                  SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Global Growth Fund -- Class 2 Shares                             Multiple Discipline Portfolio -- All Cap Growth and Value
   Growth Fund -- Class 2 Shares                                    Multiple Discipline Portfolio -- Balanced All Cap Growth and
   Growth-Income Fund -- Class 2 Shares                               Value
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                Multiple Discipline Portfolio -- Global All Cap Growth and Value
   Franklin Small Cap Fund -- Class 2 Shares                        Multiple Discipline Portfolio -- Large Cap Growth and Value
   Mutual Shares Securities Fund -- Class 2 Shares               THE TRAVELERS SERIES TRUST
   Templeton Developing Markets Securities Fund -- Class 2          Equity Income Portfolio
    Shares                                                          Large Cap Portfolio
   Templeton Foreign Securities Fund -- Class 2 Shares              Lazard International Stock Portfolio
   Templeton Growth Securities Fund -- Class 2 Shares               Merrill Lynch Large Cap Core Portfolio(5)
GREENWICH STREET SERIES FUND                                        MFS Emerging Growth Portfolio
   Appreciation Portfolio                                           MFS Value Portfolio
   Diversified Strategic Income Portfolio                           Pioneer Fund Portfolio(6)
   Equity Index Portfolio -- Class II Shares                      TRAVELERS SERIES FUND INC.
   Fundamental Value Portfolio                                      AIM Capital Appreciation Portfolio
JANUS ASPEN SERIES                                                  MFS Total Return Portfolio
   Mid Cap Growth Portfolio -- Service Shares(3)                    Pioneer Strategic Income Portfolio(7)
LAZARD RETIREMENT SERIES, INC.                                      SB Adjustable Rate Income Portfolio Smith Barney Class
   Lazard Retirement Small Cap Portfolio                            Smith Barney Aggressive Growth Portfolio
LORD ABBETT SERIES FUND, INC.                                       Smith Barney High Income Portfolio
   Growth and Income Portfolio                                      Smith Barney Large Capitalization Growth Portfolio
   Mid-Cap Value Portfolio                                          Smith Barney Mid Cap Core Portfolio
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.                           Smith Barney Money Market Portfolio
   Merrill Lynch Global Allocation V.I. Fund -- Class III           Strategic Equity Portfolio(8)
   Merrill Lynch Small Cap Value V.I. Fund -- Class III             Travelers Managed Income Portfolio
PIMCO VARIABLE INSURANCE TRUST                                      Van Kampen Enterprise Portfolio
   Real Return Portfolio -- Administrative Class                 VAN KAMPEN LIFE INVESTMENT TRUST
   Total Return Portfolio -- Administrative Class                   Emerging Growth Portfolio Class I Shares
PUTNAM VARIABLE TRUST                                            VARIABLE ANNUITY PORTFOLIOS
   Putnam VT Small Cap Value Fund -- Class IB Shares                Smith Barney Small Cap -- Growth Opportunities Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                      VARIABLE INSURANCE PRODUCTS FUND II
   All Cap Fund -- Class I(4)                                       Contrafund(R) Portfolio -- Service Class
   Investors Fund -- Class I                                     VARIABLE INSURANCE PRODUCTS FUND III
   Small Cap Growth Fund -- Class I                                 Mid Cap Portfolio -- Service Class 2

--------------                                                   (5)    Formerly MFS Research Portfolio
(1)    Formerly Growth and Income Portfolio -- Class B           (6)    Formerly Utilities Portfolio
(2)    Formerly Premier Growth Portfolio -- Class B              (7)    Formerly Putnam Diversified Income Portfolio
(3)    Formerly Aggressive Growth Portfolio -- Service Shares    (8)    Formerly Alliance Growth Portfolio
(4)    Formerly Capital Fund -- Class I

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 3, 2004

                                TABLE OF CONTENTS

Glossary................................................     3     The Annuity Period.......................................    43
Summary.................................................     4        Maturity Date.........................................    43
Fee Table...............................................     8        Allocation of Annuity.................................    43
Condensed Financial Information.........................    15        Variable Annuity......................................    43
The Annuity Contract....................................    15        Fixed Annuity.........................................    44
   Contract Owner Inquiries.............................    16     Payment Options..........................................    44
   Purchase Payments....................................    16        Election of Options...................................    44
   Accumulation Units...................................    16        Annuity Options.......................................    44
   The Variable Funding Options.........................    16        Variable Liquidity Benefit............................    45
The Fixed Account.......................................    22     Miscellaneous Contract Provisions........................    45
Charges and Deductions..................................    22        Right to Return.......................................    45
   General..............................................    22        Termination...........................................    46
   Withdrawal Charge....................................    23        Required Reports......................................    46
   Free Withdrawal Allowance............................    23        Suspension of Payments................................    46
   Transfer Charge......................................    24     The Separate Accounts....................................    46
   Administrative Charges...............................    24        Performance Information...............................    47
   Mortality and Expense Risk Charge....................    24     Federal Tax Considerations...............................    47
   Guaranteed Minimum Withdrawal Benefit                              General Taxation of Annuities.........................    47
    Charge..............................................    24        Types of Contracts: Qualified and Non-qualified.......    47
   Guaranteed Minimum Accumulation Benefit                            Qualified Annuity Contracts...........................    47
    Charge..............................................    24          Taxation of Qualified Annuity Contracts.............    48
   Enhanced Stepped-Up Provision Charge.................    24          Mandatory Distributions for Qualified Plans.........    48
   Variable Liquidity Benefit Charge....................    24        Non-qualified Annuity Contracts.......................    48
   Variable Funding Option Expenses.....................    25          Diversification Requirements for
   Premium Tax..........................................    25            Variable Annuities................................    49
   Changes in Taxes Based upon Premium                                  Ownership of the Investments........................    49
     or Value...........................................    25          Taxation of Death Benefit Proceeds..................    49
Transfers...............................................    25        Other Tax Considerations..............................    49
   Dollar Cost Averaging................................    26          Treatment of Charges for Optional Benefits..........    49
Access to Your Money....................................    27          Penalty Tax for Premature Distribution..............    50
   Systematic Withdrawals...............................    27          Puerto Rico Tax Considerations......................    50
Ownership Provisions....................................    28          Non-Resident Aliens.................................    50
   Types of Ownership...................................    28     Other Information........................................    50
     Contract Owner.....................................    28        The Insurance Companies...............................    50
     Beneficiary........................................    28          The Travelers Insurance Company.....................    50
     Annuitant..........................................    28          The Travelers Life and Annuity Company..............    50
Death Benefit...........................................    28        Financial Statements..................................    50
   Death Proceeds before the Maturity Date..............    29        Distribution of Variable Annuity Contracts............    50
   Enhanced Stepped-Up Provision........................    31        Voting Rights.........................................    52
   Payment of Proceeds..................................    31        Restrictions on Financial Transactions................    52
   Spousal Contract Continuance.........................    33        Legal Proceedings and Opinions........................    52
   Beneficiary Contract Continuance.....................    33     Appendix A: Condensed Financial Information
   Planned Death Benefit................................    34        for Travelers Insurance Company: Separate
   Death Proceeds after the Maturity Date...............    34        Account Nine..........................................   A-1
 Living Benefits........................................    34     Appendix B: Condensed Financial Information
   Guaranteed Minimum Withdrawal Benefit................    34        for Travelers Life and Annuity Company:
   Guaranteed Minimum Accumulation Benefit..............    36        Separate Account Ten..................................   B-1
                                                                   Appendix C: The Fixed Account............................   C-1
                                                                   Appendix D: Contents of the Statement of
                                                                      Additional Information................................   D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
               TRAVELERS LIFE & ANNUITY VINTAGE L VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account Nine for Variable Annuities ("Separate Account Nine"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options (annuity period). You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b), or 414(d) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

This product is available to owners and Annuitants age 75 or under as of the Contract Date.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. However, this restriction does not apply to transfers that are a part of the dollar cost averaging program.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.70%for the Annual Step-Up Benefit or 1.90% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% in Contract Years five and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.15% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB" or "Principal Guarantee"), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options. The current charge is 0.40%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments.

Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. We reserve the right not to include additional Purchase Payments in the calculation of the amount that we guarantee to return.

       o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

       WITHDRAWAL CHARGE.........................................6%(1)
       (as a percentage of the Purchase Payments withdrawn)

       TRANSFER CHARGE..........................................$10(2)
       (assessed on transfers that exceed 12 per year)

       VARIABLE LIQUIDITY BENEFIT CHARGE.........................6%(3)
       (As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

       ANNUAL CONTRACT ADMINISTRATIVE CHARGE....................$30(4)



--------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

    YEARS SINCE INITIAL PURCHASE PAYMENT          WITHDRAWAL CHARGE
----------------------------------------------   --------------------
 GREATER THAN OR EQUAL TO      BUT LESS THAN
         0 years                  1 year                  6%
         1 year                   2 years                 5%
         2 years                  3 years                 4%
         3 years                  4 years                 3%
         4 +years                                         0%


(2)  We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:

    YEARS SINCE INITIAL PURCHASE PAYMENT          WITHDRAWAL CHARGE
----------------------------------------------   --------------------
 GREATER THAN OR EQUAL TO      BUT LESS THAN
         0 years                  1 year                  6%
         1 year                   2 years                 5%
         2 years                  3 years                 4%
         3 years                  4 years                 3%
        4 + years                                         0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a maximum charge of 1.00% for GMWB, each an optional feature. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                                  ANNUAL STEP-UP              ROLL-UP DEATH
                                                                  DEATH BENEFIT                  BENEFIT
 Mortality and Expense Risk Charge                                    1.70%                       1.90%
 Administrative Expense Charge                                        0.15%                       0.15%
 TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED                                                    1.85%                       2.05%
 Optional E.S.P. Charge                                               0.15%                       0.15%
 TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
 SELECTED                                                             2.00%                       2.20%
 Optional GMAB Charge                                                 0.50%                       0.50%
 TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
 SELECTED                                                             2.35%                       2.55%
 TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
 GMAB SELECTED(5)                                                     2.50%                       2.70%
 Maximum Optional GMWB Charge                                         1.00%(6)                    1.00%(6)
 TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB ONLY
 SELECTED                                                             2.85%                       3.05%
 TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
 GMWB SELECTED                                                        3.00%                       3.20%

 --------------
(5)  GMAB and GMWB cannot both be elected.
(6)  The current charge for GMWB is 0.40%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                                MINIMUM                   MAXIMUM
                                                                          --------------------      --------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                             0.53%                     4.72%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                 DISTRIBUTION
                                                    AND/OR                      TOTAL       CONTRACTUAL         NET TOTAL
                                                   SERVICE                      ANNUAL       FEE WAIVER          ANNUAL
                                  MANAGEMENT       (12b-1)         OTHER      OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                     FEE             FEES         EXPENSES     EXPENSES     REIMBURSEMENT        EXPENSES
----------------                --------------  ---------------  ----------  ------------  ----------------  -----------------
ALLIANCEBERNSTEIN VARIABLE
PRODUCT SERIES FUND, INC.
   AllianceBernstein Growth
     and Income Portfolio --
     Class B*................       0.63%           0.25%          0.03%        0.91%           0.08%                0.83%(1)
   AllianceBernstein Premier
     Growth Portfolio --
     Class B*................       1.00%           0.25%          0.05%        1.30%            --                     --(1)
AMERICAN FUNDS INSURANCE
   SERIES
   Global Growth Fund --
     Class 2 Shares*.........       0.66%           0.25%          0.04%        0.95%            --                  0.95%
   Growth Fund -- Class 2
     Shares*.................       0.37%           0.25%          0.02%        0.64%            --                  0.64%
   Growth-Income Fund --
     Class 2 Shares*.........       0.33%           0.25%          0.01%        0.59%            --                  0.59%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Small Cap Fund
     -- Class 2 Shares*......       0.51%           0.25%          0.29%        1.05%           0.04%                1.01%(2)
   Mutual Shares Securities
     Fund -- Class 2 Shares*.       0.60%           0.25%          0.20%        1.05%            --                  1.05%(3)
   Templeton Developing
     Markets Securities Fund
     -- Class 2 Shares*......       1.25%           0.25%          0.30%        1.80%            --                  1.80%
   Templeton Foreign
     Securities Fund --
     Class 2 Shares*.........       0.69%           0.25%          0.22%        1.16%           0.04%                1.12%(4)
   Templeton Growth
     Securities Fund - Class 2
     Shares*.................       0.81%           0.25%          0.07%        1.13%            --                  1.13%(5)
GREENWICH STREET SERIES FUND
   Appreciation Portfolio....       0.75%            --            0.02%        0.77%            --                  0.77%
   Diversified Strategic
     Income Portfolio........       0.65%            --            0.11%        0.76%            --                  0.76%
   Equity Index Portfolio --
     Class II Shares*........       0.31%           0.25%          0.04%        0.60%            --                  0.60%
   Fundamental Value
     Portfolio...............       0.75%            --            0.02%        0.77%            --                  0.77%
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio
    --Service Shares*........       0.65%           0.25%          0.02%        0.92%            --                  0.92%
LAZARD RETIREMENT SERIES,
   INC.
   Lazard Retirement Small
     Cap Portfolio*..........       0.75%           0.25%          0.42%        1.42%           0.17%                1.25%(6)
LORD ABBETT SERIES FUND, INC.
   Growth and Income
     Portfolio...............       0.50%            --            0.35%        0.85%            --                  0.85%
   Mid-Cap Value Portfolio...       0.75%            --            0.33%        1.08%            --                  1.08%
MERRILL LYNCH VARIABLE
   SERIES FUNDS, INC.
   Merrill Lynch Global
     Allocation V.I. Fund --
     Class III*..............       0.65%           0.25%          0.18%        1.08%            --                  1.08%
   Merrill Lynch Small Cap
     Value V.I. Fund --
     Class III*..............       0.75%           0.25%          0.08%        1.08%            --                  1.08%

                                                 DISTRIBUTION
                                                    AND/OR                      TOTAL       CONTRACTUAL         NET TOTAL
                                                   SERVICE                      ANNUAL       FEE WAIVER          ANNUAL
                                  MANAGEMENT       (12b-1)         OTHER      OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                     FEE             FEES         EXPENSES     EXPENSES     REIMBURSEMENT        EXPENSES
----------------                --------------  ---------------  ----------  ------------  ----------------  -----------------
PIMCO VARIABLE INSURANCE
   TRUST
   Real Return Portfolio --
     Administrative Class*...       0.25%           0.15%          0.26%        0.66%           0.01%                0.65%(7)
   Total Return Portfolio --
     Administrative Class*...       0.25%           0.15%          0.26%        0.66%           0.01%                0.65%(8)
PUTNAM VARIABLE TRUST
   Putnam VT International
     Equity Fund - Class IB
     Shares*+................       0.77%           0.25%          0.22%        1.24%            --                  1.24%(9)
   Putnam VT Small Cap Value
     Fund -- Class IB Shares*       0.80%           0.25%          0.12%        1.17%            --                  1.17%(9)
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I...       0.85%            --            0.13%        0.98%            --                  0.98%
   Investors Fund -- Class I.       0.70%            --            0.12%        0.82%            --                  0.82%
   Small Cap Growth Fund
    -- Class I...............       0.75%            --            0.51%        1.26%            --                  1.26%
SMITH BARNEY INVESTMENT
   SERIES
   Smith Barney Large Cap
     Core Portfolio..........       0.75%            --            0.16%        0.91%            --                  0.91%
   Smith Barney Premier
     Selections All Cap
     Growth Portfolio........       0.75%            --            0.15%        0.90%            --                  0.90%
SMITH BARNEY MULTIPLE
   DISCIPLINE TRUST
   Multiple Discipline
     Portfolio -- All Cap
     Growth and Value*.......       0.75%           0.25%          0.31%        1.31%            --                     --(17)
   Multiple Discipline
     Portfolio -- Balanced
     All Cap Growth and
     Value*..................       0.75%           0.25%          1.35%        2.35%            --                     --(17)
   Multiple Discipline
     Portfolio -- Global All
     Cap Growth and Value*...       0.75%           0.25%          0.39%        1.39%            --                     --(17)
   Multiple Discipline
     Portfolio -- Large Cap
     Growth and Value*.......       0.75%           0.25%          1.35%        2.35%            --                     --(17)
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio...       0.75%            --            0.12%        0.87%            --                  0.87%(10)
   Large Cap Portfolio.......       0.75%            --            0.11%        0.86%            --                  0.86%(10)
   Lazard International
     Stock Portfolio.........       0.83%            --            0.17%        1.00%            --                  1.00%(11)
   Merrill Lynch Large Cap
     Core Portfolio..........       0.80%            --            0.19%        0.99%            --                  0.99%(12)
   MFS Emerging Growth
     Portfolio...............       0.75%            --            0.14%        0.89%            --                  0.89%(10)
   MFS Value Portfolio.......       0.75%            --            0.33%        1.08%            --                     --(12)
   Pioneer Fund Portfolio....       0.72%            --            0.40%        1.12%            --                  1.12%(13)
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio...............       0.80%            --            0.05%        0.85%            --                  0.85%
   MFS Total Return Portfolio       0.80%            --            0.02%        0.82%            --                  0.82%
   Pioneer Strategic Income
     Portfolio...............       0.75%            --            0.25%        1.00%            --                  1.00%

                                                 DISTRIBUTION
                                                    AND/OR                      TOTAL       CONTRACTUAL         NET TOTAL
                                                   SERVICE                      ANNUAL       FEE WAIVER          ANNUAL
                                  MANAGEMENT       (12b-1)         OTHER      OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                     FEE             FEES         EXPENSES     EXPENSES     REIMBURSEMENT        EXPENSES
----------------                --------------  ---------------  ----------  ------------  ----------------  -----------------
   SB Adjustable Rate
     Income Portfolio Smith
     Barney Class*..........       0.60%           0.25%         3.87%       4.72%           3.72%               1.00%(14)
   Smith Barney Aggressive
     Growth Portfolio.......       0.80%            --           0.02%       0.82%            --                 0.82%
   Smith Barney High Income
     Portfolio..............       0.60%            --           0.09%       0.69%            --                 0.69%
   Strategic Equity
     Portfolio..............       0.80%            --           0.04%       0.84%            --                 0.84%
   Travelers Managed Income
     Portfolio..............       0.65%            --           0.03%       0.68%            --                 0.68%
   Van Kampen Enterprise
     Portfolio..............       0.70%            --           0.10%       0.80%            --                 0.80%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Emerging Growth
     Portfolio Class I
     Shares.................       0.70%            --           0.07%       0.77%            --                 0.77%
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap
     Growth Opportunities
     Portfolio..............       0.75%            --           0.40%       1.15%            --                    --(17)
VARIABLE INSURANCE PRODUCTS
   FUND II
   Contrafund(R) Portfolio --
     Service Class*.........       0.58%           0.10%         0.09%       0.77%            --                    --(15)
VARIABLE INSURANCE PRODUCTS
   FUND III
   Mid Cap Portfolio --
     Service Class 2*.......       0.58%           0.25%         0.12%       0.95%            --                    --(16)

--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).
 +     Closed to new investors.


NOTES
1. Total portfolio operating expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years.

2. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% per year. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission.

3. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

4. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

5. The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

6. Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2004 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

7. Other Expenses reflects a 0.25% administrative fee, the class' pro rata Trustees' fees, and interest expense. Interest expense is generally incurred as a result of investment management activities. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.65%.

8. Other Expenses reflects a 0.25% administrative fee, and 0.01% representing the Portfolio's pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

9. There was no fee waiver or expense reimbursement for 2003, but effective January 28, 2004 there will be a limit in effect. Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that each fund's net expenses as a percentage of its net assets exceed the average expense ratio for the fund's Lipper peer group of funds underlying variable insurance products.

10. Fund has a voluntary waiver of 0.95%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

11. Fund has a voluntary waiver of 1.25%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

12. Fund has a voluntary waiver of 1.00%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

13. Effective 5/1/03, shareholders approved a new Investment Advisory Agreement that increased the management fee from 0.65% to 0.75%. The actual Management Fee for the year was a blended rate of 0.72%. Other expense include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

14. Pursuant to an agreement, the Investment Advisor has agreed, for the period of one year, commencing November 1, 2003, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%.

15. A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.75%. These offsets may be discontinued at any time.

16. A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

17. The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                                VOLUNTARY FEE
                                                                                WAIVER AND/OR
                                                                                   EXPENSE               NET TOTAL ANNUAL
      FUNDING OPTION                                                            REIMBURSEMENT           OPERATING EXPENSES
      --------------                                                        -----------------------  -------------------------
      Multiple Discipline Portfolio -- All Capitalization Growth and All            0.31%                     1.00%
      Capitalization Value...............................................
      Multiple Discipline Portfolio -- Balanced All Capitalization
      Growth and All Capitalization Value................................           1.35%                     1.00%
      Multiple Discipline Portfolio -- Global All Capitalization Growth
      and All Capitalization Value.......................................           0.39%                     1.00%
      Multiple Discipline Portfolio -- Large Capitalization Growth and
      Large Capitalization Value.........................................           1.35%                     1.00%
      MFS Value Portfolio................................................           0.08%                     1.00%
      Smith Barney Small Cap Growth Opportunities Portfolio..............           0.25%                     0.90%
      Contrafund(R) Portfolio -- Service Class...........................           0.02%                     0.75%
      Mid Cap Portfolio -- Service Class 2...............................           0.02%                     0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the available optional benefits. The GMAB and the GMWB cannot both be elected.

EXAMPLE 1 - This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN                ANNUITIZED AT THE END OF PERIOD SHOWN
                                         ----------------------------------------  ----------------------------------------
FUNDING OPTION                           1 YEAR    3 YEARS   5 YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------                          --------  --------- ---------  ---------  --------   --------   --------  ---------
Underlying Fund with Maximum Total
Annual Operating Expenses.............    1382       2678      3687       6864       782      2278       3687       6864
Underlying Fund with Minimum Total
Annual Operating Expenses.............     977       1546      1933       3991       377      1146       1933       3991


EXAMPLE 2 - This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit (assuming the current charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN                ANNUITIZED AT THE END OF PERIOD SHOWN
                                         ----------------------------------------  ----------------------------------------
FUNDING OPTION                           1 YEAR    3 YEARS   5 YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------                          --------  --------  ---------   ---------  --------  ---------  --------  ---------
Underlying Fund with Maximum Total
Annual Operating Expenses.............    1325      2525       3460       6535       725       2125      3460       6535
Underlying Fund with Minimum Total
Annual Operating Expenses.............     918      1371       1648       3455       318       971       1648       3455


EXAMPLE 3 - This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Accumulation Benefit.

                                         IF CONTRACT IS SURRENDERED AT THE END        IF CONTRACT IS NOT SURRENDERED OR
                                                    OF PERIOD SHOWN                 ANNUITIZED AT THE END OF PERIOD SHOWN
                                        ----------------------------------------- ------------------------------------------
FUNDING OPTION                          1 YEAR     3 YEARS   5 YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------                         --------    --------  --------   --------- ---------  ---------  ---------  ---------
Underlying Fund with Maximum Total
Annual Operating Expenses..............  1335       2551      3499        6591      735        2151       3499       6591
Underlying Fund with Minimum Total
Annual Operating Expenses..............   928       1400      1697        3547      328        1000       1697       3547

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Life & Annuity Vintage L Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the "Maturity Date." The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

This product is available to owners and Annuitants age 75 or under on the Contract Date.

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the

Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


                FUNDING                                  INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
   AllianceBernstein Growth and           Seeks reasonable current income and         Alliance Capital Management L.P.
     Income Portfolio -- Class B          appreciation. The Fund normally invests     ("Alliance")
                                          in dividend-paying common stocks
                                          considered to be good quality.

   AllianceBernstein Premier Growth       Seeks growth of capital. The Fund           Alliance
     Portfolio -- Class B                 normally invests in equity securities
                                          of a relatively small number of
                                          intensely researched U.S. companies.

AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2          Seeks capital appreciation. The Fund        Capital Research and Management
     Shares                               normally invests in common stocks of        Co. ("CRM")
                                          companies located around the world.

   Growth Fund -- Class 2 Shares          Seeks capital appreciation. The Fund        CRM
                                          normally invests in common stocks of
                                          companies that appear to offer superior
                                          opportunities for growth of capital.

   Growth-Income Fund -- Class 2          Seeks capital appreciation and income.      CRM
     Shares                               The Fund normally invests in common
                                          stocks or other securities that
                                          demonstrate the potential for
                                          appreciation and/or dividends.

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Small Cap Fund -- Class 2     Seeks long-term capital growth. The         Franklin Advisers, Inc.
     Shares                               Fund normally invests in small
                                          capitalization companies.

                FUNDING                                  INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
   Mutual Shares Securities Fund --       Seeks capital appreciation. Income is a     Franklin Mutual Advisers, LLC
     Class 2 Shares                       secondary objective. The Fund normally
                                          invests in equity securities of
                                          companies believed to be undervalued.

   Templeton Developing Markets           Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares    The Fund normally invests in the
                                          investments of emerging market
                                          countries, primarily equity securities.

   Templeton Foreign Securities Fund      Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
     -- Class 2 Shares                    Fund normally invests in investments,
                                          primarily equity securities, of issuers
                                          located outside of the U.S., including
                                          those in emerging markets.

   Templeton Growth Securities Fund       Seeks long-term capital growth. The         Templeton Global Advisors Limited
     -- Class 2 Shares                    Fund normally invests in equity
                                          securities of companies located
                                          anywhere in the world, including the
                                          U.S. and emerging markets.

GREENWICH STREET SERIES FUND
   Appreciation Portfolio                 Seeks long- term appreciation of            Smith Barney Fund Management LLC
                                          capital. The Fund normally invests in       ("SBFM")
                                          equity securities of U.S. companies.

   Diversified Strategic Income           Seeks high current income. The Fund         SBFM
     Portfolio                            normally invests in fixed income            Subadviser: Smith Barney Global
                                          securities.                                 Capital Management, Inc.

   Equity Index Portfolio -- Class II     Seeks investment results that, before       Travelers Investment Management
     Shares                               expenses, correspond to the price and       Company ("TIMCO")
                                          yield performance of the S&P 500
                                          Index. The Fund normally invests in
                                          equity securities, or other
                                          investments with similar economic
                                          characteristics that are included in
                                          the S&P 500 Index.

   Fundamental Value Portfolio            Seeks long-term capital growth. Current     SBFM
                                          income is a secondary consideration.
                                          The Fund normally invests in common
                                          stocks, and common stock equivalents of
                                          companies, believed to be undervalued.

JANUS ASPEN SERIES
   Mid Cap Growth Portfolio --            Seeks capital growth. The Fund normally     Janus Capital Management LLC
     Service Shares                       invests in equity securities of             ("Janus")
                                          mid-sized companies.

LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap            Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                            The Fund normally invests in equity
                                          securities, principally common stocks,
                                          of relatively small U.S. companies that
                                          are believed to be undervalued based on
                                          their earnings, cash flow or asset
                                          values.

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio            Seeks long-term growth of capital and       Lord Abbett & Co.
                                          income without excessive fluctuations
                                          in market value. The Fund normally
                                          invests in equity securities of large,
                                          seasoned, U.S. and multinational
                                          companies believed to be undervalued.

   Mid-Cap Value Portfolio                Seeks capital appreciation. The Fund        Lord Abbett & Co.
                                          normally invests in common stocks of
                                          mid-sized companies believed to be
                                          undervalued.

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
   Merrill Lynch Global Allocation        Seeks high total investment return. The     Merrill Lynch Investment Managers,
     V.I. Fund -- Class III               Fund normally invests in a portfolio of     L.P. ("MLIM")
                                          equity, debt and money market
                                          securities, primarily of corporate and
                                          governmental issuers located in North
                                          and South America, Europe, Australia
                                          and the Far East.

                FUNDING                                  INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
   Merrill Lynch Small Cap Value V.I.   Seeks long-term growth of capital. The      MLIM
     Fund -- Class III                  Fund normally invests in common stocks of
                                        small cap companies and emerging growth
                                        companies believed to be undervalued.

   Real Return Portfolio --             Seeks maximum real return, consistent       Pacific Investment Management
     Administrative Class               with preservation of real capital and       Company LLC
                                        prudent investment management. The Fund
                                        normally invests in inflation-indexed
                                        bonds of varying maturities issued by the
                                        U.S. and non-U.S. governments or
                                        government sponsored enterprises.

   Total Return Portfolio --            Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class               with preservation of capital and prudent    Company LLC
                                        investment management. The Fund normally
                                        invests in intermediate maturity fixed
                                        income securities.

PUTNAM VARIABLE TRUST
   Putnam VT International Equity       Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund -- Class IB Shares+           normally invests in common stocks of        ("Putnam")
                                        companies outside the U S.

   Putnam VT Small Cap Value Fund --    Seeks capital appreciation. The Fund        Putnam
     Class IB Shares                    normally invests in the common stocks of
                                        U.S. companies believed to be
                                        undervalued in the market.

SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I              Seeks capital appreciation. The Fund        Salomon Brothers Asset Management
                                        normally invests in common stocks and       ("SBAM")
                                        their equivalents of companies believed
                                        to be undervalued in the marketplace.

   Investors Fund -- Class I            Seeks long term growth of capital.          SBAM
                                        Secondarily seeks current income. The
                                        Fund normally invests in common stocks
                                        of established companies.

   Small Cap Growth Fund -- Class I     Seeks long term growth of capital. The      SBAM
                                        Fund normally invests in equity
                                        securities of companies with small market
                                        capitalizations.

SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap Core          Seeks capital appreciation. The Fund        Smith Barney Fund Management LLC
     Portfolio                          normally invests in the equity securities
                                        of U.S. companies with large market
                                        capitalizations.

   Smith Barney Premier Selections      Seeks long term capital growth. The Fund    SBFM
     All Cap Growth Portfolio           consists of a Large Cap Growth segment,
                                        Mid Cap Growth segment and Small Cap
                                        Growth segment. All three segments
                                        normally invest in equity securities.
                                        The Large Cap Growth segment invests in
                                        large sized companies. The Mid Cap
                                        Growth segment invests in medium sized
                                        companies. The Small Cap Growth segment
                                        invests in small sized companies.

SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio --     Seeks long-term growth of capital. The      SBFM
     All Cap Growth and Value           Fund normally invests in equity
                                        securities within all market
                                        capitalization ranges. The Fund consists
                                        of two segments. The All Cap Growth
                                        segment combines the growth potential of
                                        small to medium companies with the
                                        stability of high-quality large company
                                        growth stocks. The All Cap Value segment
                                        invests in companies whose market prices
                                        are attractive in relation to their
                                        business fundamentals.

                FUNDING                                  INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
   Multiple Discipline Portfolio --       Seeks long-term growth of capital           SBFM
     Balanced All Cap Growth and Value    balanced principal preservation. The
                                          Fund normally invests in equity and
                                          fixed-income growth securities. The
                                          Fund consists of three segments. The
                                          All Cap Growth segment combines the
                                          growth potential of small to medium
                                          companies with the stability of
                                          high-quality large company growth
                                          stocks. The All Cap Value segment
                                          invests in companies whose market
                                          prices are attractive in relation to
                                          their business fundamentals. The
                                          Government Securities Management
                                          (7-Year) segment invests in short and
                                          intermediate term U.S. government
                                          securities with an average maturity of
                                          7 years.

   Multiple Discipline Portfolio --       Seeks long-term growth of capital. The      SBFM
     Global All Cap Growth and Value      Fund normally invests in equity
                                          securities. The Fund consists of four
                                          segments. The Large Cap Growth segment
                                          focuses on high-quality stocks with
                                          consistent growth. The Large Cap Value
                                          segment invests in established
                                          undervalued companies. The Mid/Small
                                          Cap Growth segment invests in small
                                          and medium sized companies with strong
                                          fundamentals and earnings growth
                                          potential. The International/ADR
                                          segment seeks to build long-term
                                          well-diversified portfolios with
                                          exceptional risk/reward
                                          characteristics.

   Multiple Discipline Portfolio --       Seeks long-term growth of capital. The      SBFM
     Large Cap Growth and Value           Fund normally invests in equity
                                          securities of companies with large
                                          market capitalizations. The Fund
                                          consists of two segments. The Large
                                          Cap Growth segment focuses on
                                          high-quality stocks with consistent
                                          growth. The Large Cap Value segment
                                          invests in established undervalued
                                          companies.

THE TRAVELERS SERIES TRUST
   Equity Income Portfolio                Seeks reasonable income. The Fund           TAMIC
                                          normally invests in equity securities       Subadviser: Fidelity Management &
                                          with a focus on income producing            Research Company ("FMR")
                                          equities.

   Large Cap Portfolio                    Seeks long term growth of capital. The      TAMIC
                                          Fund normally invests in the securities     Subadviser: FMR
                                          of companies with large market
                                          capitalizations.

   Lazard International Stock             Seeks capital appreciation. The Fund        TAMIC
     Portfolio                            normally invests in equity securities       Subadviser: Lazard Asset Management
                                          of non-U.S. domiciled companies located
                                          in developed markets.

   Merrill Lynch Large Cap Core           Seeks long-term capital growth. The         TAMIC
     Portfolio                            Fund normally invests in a diversified      Subadviser: MLIM
                                          portfolio of equity securities of large
                                          cap companies located in the United
                                          States.

   MFS Emerging Growth Portfolio          Seeks long term growth of capital. The      TAMIC
                                          Fund normally invests in common stock       Subadviser: Massachusetts
                                          and related securities of emerging          Financial Services ("MFS")
                                          growth companies.

   MFS Value Portfolio                    Seeks capital appreciation and              TAMIC
                                          reasonable income. The Fund normally        Subadviser: MFS
                                          invests in income producing equity
                                          securities of companies believed to be
                                          undervalued in the market.

   Pioneer Fund Portfolio                 Seeks reasonable income and capital         TAMIC
                                          growth. The Fund normally invests in
                                          Subadviser: Pioneer Investment equity
                                          securities that are carefully
                                          Management Inc. selected, reasonably
                                          priced securities.

                FUNDING                                  INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio     Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                          normally invests in common stocks of        ("TIA")
                                          companies that are likely to benefit        Subadviser: AIM Capital Management
                                          from new products, services or              Inc.
                                          processes or have experienced
                                          above-average earnings growth.

   MFS Total Return Portfolio             Seeks above average income consistent       TIA
                                          with the prudent employment of capital.     Subadviser: MFS
                                          Secondarily, seeks growth of capital
                                          and income. The Fund normally invests
                                          in a broad range of equity and
                                          fixed-income securities of both U.S.
                                          and foreign issuers.

   Pioneer Strategic Income Portfolio     Seeks high current income consistent        TIA
                                          with preservation of capital. The Fund      Subadviser: Putnam
                                          normally invests in debt securities of
                                          U.S. and foreign governments and
                                          corporations.

   SB Adjustable Rate Income              Seeks high current income and to limit      SBFM
     Portfolio Smith Barney Class         the degree of fluctuation of its net
                                          asset value resulting from movements in
                                          interest rates. The Fund normally
                                          invests in adjustable rate securities.

   Smith Barney Aggressive Growth         Seeks long-term capital appreciation.       SBFM
     Portfolio                            The Fund normally invests in common
                                          stocks of companies that are
                                          experiencing, or are expected to
                                          experience, growth in earnings.

   Smith Barney High Income Portfolio     Seeks high current income. Secondarily,     SBFM
                                          seeks capital appreciation. The Fund
                                          normally invests in high yield
                                          corporate debt and preferred stock of
                                          U.S. and foreign issuers.

   Smith Barney Large Capitalization      Seeks long term growth of capital. The      SBFM
     Growth Portfolio                     Fund normally invests in equities, or
                                          similar securities, of companies with
                                          large market capitalizations.

   Smith Barney Mid Cap Core Portfolio    Seeks long-term growth of capital. The      SBFM
                                          Fund normally invests in equities, or
                                          similar securities, of medium sized
                                          companies.

   Smith Barney Money Market Portfolio    Seeks to  maximize current income           SBFM
                                          consistent with preservation of
                                          capital. The Fund seeks to maintain a
                                          stable $1 share price. The Fund
                                          normally invests in high quality U.S.
                                          short-term debt securities.

   Strategic Equity Portfolio             Seeks capital appreciation. The Fund        TIA
                                          normally invests in the equity              Subadviser: FMR
                                          securities, primarily in common stocks
                                          of domestic issuers, and is not
                                          constrained to any particular
                                          investment style.

   Travelers Managed Income Portfolio     Seeks high current income consistent        TAMIC
                                          with prudent risk of capital. The Fund
                                          normally invests in U.S. corporate debt
                                          and U.S. government securities.

   Van Kampen Enterprise Portfolio        Seeks capital appreciation. The Fund        TIA
                                          normally invests in common stocks of        Subadviser: Van Kampen Asset
                                          growth companies.                           Management Inc. ("Van Kampen")

VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio Class I      Seeks capital appreciation. The Fund        Van Kampen
     Shares                               normally invests in common stocks of
                                          emerging growth companies.

VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth          Seeks long term capital growth. The         Citi Fund Management, Inc.
     Opportunities Portfolio              Fund normally invests in equity
                                          securities of small cap companies and
                                          related investments.

                FUNDING                                  INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R) Portfolio -- Service     Seeks long term capital appreciation.       FMR
     Class                                The Fund normally invests in common
                                          stocks of companies whose value may not
                                          be fully recognized by the public.
VARIABLE INSURANCE PRODUCTS FUND III
   Mid Cap Portfolio -- Service Class 2   Seeks long term growth of capital. The      FMR
                                          Fund normally invests in common stocks
                                          of companies with medium market
                                          capitalizations.

-------------
 +     Closed to new investors.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------
We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit that is paid on the first death of the Contract Owner(s) or Annuitant

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o   administration of the annuity options available under the Contracts

       o   the distribution of various reports to Contract Owners

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent

       o   other costs of doing business.

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for four years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

              YEARS SINCE PURCHASE PAYMENT MADE
         ---------------------------------------------    --------------------
         GREATER THAN OR EQUAL TO      BUT LESS THAN       WITHDRAWAL CHARGE
         --------------------------    ---------------    --------------------
                  0 years                 1 year                  6%
                  1 year                  2 years                 5%
                  2 years                 3 years                 4%
                  3 years                 4 years                 3%
                 4+ years                                         0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

       (a) any Purchase Payment to which no withdrawal charge applies, then

       (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

       (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

       (d) any Contract earnings.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

       o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

       o   if a lifetime annuity payout has begun

       o   under the Managed Distribution Program

       o if you elect Annuity Payments for a fixed period of at least five years

Partial withdrawals will be prorated from all Underlying Funds unless you specify otherwise on the Surrender Request Form. If you request a partial withdrawal, the amount that you receive may be less than your requested withdrawal amount due to the deduction of applicable taxes and charges, including the withdrawal charge, from your requested withdrawal amount. If you want the full requested withdrawal amount you must check the "Net" box on the Surrender Request Form and we will deduct the amount of the applicable taxes and charges from your Contract Value so you can receive your full requested withdrawal amount.

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. We calculate the available free withdrawal allowance as of the end of the previous Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

       (1) from the distribution of death proceeds

       (2) after an annuity payout has begun, or

       (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Annual Step-Up Death Benefit the M&E charge is 1.70% annually. If you choose the Roll-Up Death Benefit the M&E charge is 1.90% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each funding option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.15% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected (available during the annuitization phase only), there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

    YEARS SINCE INITIAL PURCHASE PAYMENT
---------------------------------------------
 GREATER THAN OR EQUAL TO      BUT LESS THAN      WITHDRAWAL CHARGE
----------------------------   --------------    --------------------
          0 years                 1 year                 6%
          1 year                  2 years                5%
          2 years                 3 years                4%
          3 years                 4 years                3%
         4 + years                                       0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

               o    the dollar amount you request to transfer;

               o the number of transfers you made within the previous three months;

               o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

               o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

               o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

               o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no charge for this program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs will generally have different credited interest rates. Under each program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that, transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program. In that event, transfers will be made from the Money Market Variable Funding Option.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business on the business day we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period. Outstanding loans will reduce values and benefits under the Contract.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Please note: Naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of these benefits, and who will receive them. Use care when naming owners, Annuitants, and beneficiaries, and consult your agent if you have any questions.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

       o   the death benefit will not be payable upon the Annuitant's death

       o   the Contingent Annuitant becomes the Annuitant

       o   all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------
Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

ANNUAL STEP-UP DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

       (1) the Contract Value on the Death Report Date

       (2) your adjusted Purchase Payment (see below) or*

       (3) the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT

If the Annuitant dies before age 80, the death
benefit will be the greatest of:                           o  the Contract Value on the Death Report Date;

                                                           o  your adjusted Purchase Payment (see below);*

                                                           o  the Step-Up Value, if any, as described below

                                                           o  the Roll-Up Death Benefit Value (as described below)

If the Annuitant dies on or after age 80, the death
benefit will be the greatest of:                           o  the Contract Value on the Death Report Date;

                                                           o  your adjusted Purchase Payment (see below) or*

                                                           o  the Step-Up Value, if any, as described below, or

                                                           o  the Roll-Up Death Benefit Value (as described below) on the Annuitant's 80th birthday, plus any additional
                                                              Purchase Payments and minus any partial surrender
                                                              reductions (as described below) that occur after
                                                              the Annuitant's 80th birthday.

* If you have elected the GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

       a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

       b)  is any Purchase Payment made during the previous Contract Year

       c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

       a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

       b) is any Purchase Payment made since the previous Contract Date anniversary

       c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

       50,000 x (10,000/55,000) = 9,090

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

       50,000 x (10,000/30,000) = 16,666

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR CONTRACT OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments (described below) excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

       50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 - $9,090 = 40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

       50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 - 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                      PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                     APPLY*
------------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
------------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
------------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving JOINT                                                    Yes
NOT THE ANNUITANT)                     OWNER.
------------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or, if none, to the          continue the Contract rather than
                                       surviving JOINT OWNER.       receive a distribution.
------------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving JOINT          Unless the spouse elects to continue      Yes
THE ANNUITANT)                         OWNER.                       the Contract.
------------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spousal beneficiary            Yes
ANNUITANT)                             or, if none, to the          elects to continue the Contract.
                                       surviving JOINT OWNER.
                                                                    A spouse who is not the
                                                                    beneficiary may decline to receive
                                                                    the proceeds or to continue the
                                                                    Contract and instruct the Company
                                                                    to pay the beneficiary.
------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to          Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       Contract Owner.              receive the distribution.

                                                                    Or, if there is a CONTINGENT
                                                                    ANNUITANT, then the CONTINGENT
                                                                    ANNUITANT becomes the ANNUITANT
                                                                    and the Contract continues in
                                                                    effect (generally using the
                                                                    original Maturity Date). The
                                                                    proceeds will then be paid upon
                                                                    the death of the CONTINGENT
                                                                    ANNUITANT or owner.
------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the ANNUITANT" above.
------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary (ies),                                                 Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the owner.                                              ANNUITANT is
                                                                                                              treated as death of
                                                                                                              the owner in these
                                                                                                              circumstances.)
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------

\
                               QUALIFIED CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                      PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                     APPLY*
------------------------------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT                        The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
------------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY - DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the Contract; however, all other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

       o through an annuity for life or a period that does not exceed the beneficiary's life expectancy, or

       o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS
--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

We offer a Guaranteed Minimum Withdrawal Benefit rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees a return of your remaining benefit base ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below, regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You may elect the benefit at the time you purchase your Contract or, as of February 23, 2004, you may elect to add the benefit to your Contract at any time after your Contract Date. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner. We reserve the right to not offer the benefit in the future. NOTE: You may not elect the GMWB Rider if you have also elected the GMAB Rider offered under the Contract.

If you elect the benefit at the time you purchase your Contract, your initial Purchase Payment is used to determine your initial RBB. If you elect to add the benefit to your Contract after your Contract Date, your Contract Value on the date you elect the benefit is used to determine your initial RBB. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after the effective date of your GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after the effective date of your GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If you take a partial withdrawal, and your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent Purchase Payments, take withdrawals from your Contract, or reset your RBB as described below.

If you make subsequent Purchase Payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent Purchase Payment plus the subsequent Purchase Payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent Purchase Payment, plus either 5% or 10% of the subsequent Purchase Payment, depending on when you have taken your first withdrawal.

If you elect the benefit at the time you purchase your Contract, aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

If you elect to add the benefit to your Contract after your Contract Date, the Contract Value on the GMWB effective date plus any subsequent Purchase Payments made after you elect the benefit over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the Contract Value on the GMWB effective date and/or reset plus subsequent cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments if the subsequent Purchase Payments would cause the RBB to be greater than the maximum RBB. We reserve the right to restrict the maximum RBB on resets if the Contract Value on the date of the reset would cause the RBB to be greater that the maximum RBB. Contract Value plus subsequent Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary (or for Contract Owners who elect GMWB after the Contract Date, the "GMWB election anniversary"), including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary (or GMWB election anniversary), including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For example, assume your initial Purchase Payment is $100,000 (or for Contract Owners who elect GMWB after the Contract Date, your Contract Value on the GMWB effective date is $100,000), your age is less than 70, and a withdrawal of $10,000 is taken in Contract Year two (or GMWB election year two):

-------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                       ASSUMES 15% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------------
                       CONTRACT                                              CONTRACT
                        VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------------
CONTRACT DATE (OR
GMWB EFFECTIVE DATE)  $100,000         $100,000              $5,000          $100,000        $100,000             $5,000
-------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL,
CONTRACT YEAR (OR
GMWB ELECTION YEAR)
TWO                   $115,000         $100,000              $5,000          $85,000         $100,000             $5,000
-------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY AFTER                                                                             $88,235
WITHDRAWAL,                            $91,304               $4,565                                               $4,412
CONTRACT YEAR (OR
GMWB ELECTION YEAR)              [100,000 - (100,000     [5,000 - (5,000                [100,000 - (100,000    [5,000- (5,000
TWO                   $105,000    x 10,000/115,000)]    x 10,000/115,000)]   $75,000     x 10,000/85,000)]    x 10,000/85,000)]
-------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE DUE
TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $8,696                $435           $10,000          $11,765              $588
-------------------------------------------------------------------------------------------------------------------------------

You may choose to reset your RBB to equal your current Contract Value any time on or after the 5th Contract Date anniversary if you elect the benefit at the time you purchase your Contract (or on or after the 5th GMWB election anniversary). Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the Contract is prior to your 3rd Contract Date anniversary (or your 3rd GMWB election anniversary), your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your 3rd Contract Year (or after your 3rd GMWB election anniversary), your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a Contract anniversary (or GMWB election anniversary).

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

       o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.


       o The total annual payment amount will equal the AWB and will never exceed your RBB, and

       o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner."

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER DESCRIBED BELOW IS BEING OFFERED AS OF JUNE 14, 2004 IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL. CERTAIN TERMS AND CONDITIONS MAY DIFFER BETWEEN JURISDICTIONS ONCE APPROVED.

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

       o If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date.

       o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation

           Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                     ---------------------------------------------------- -----------------------------------------------------
                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE
                     ---------------------------------------------------- -----------------------------------------------------
                                             BASE                                                 BASE
                                         CALCULATION                                          CALCULATION
                      CONTRACT VALUE        AMOUNT        BENEFIT BASE     CONTRACT VALUE        AMOUNT         BENEFIT BASE
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000      Not Applicable       $100,000          $100,000       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF RIDER
MATURITY DATE            $115,000          $100,000         $100,000          $85,000           $100,000          $100,000
-------------------------------------------------------------------------------------------------------------------------------
AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                                $0(1)                                              $15,000(2)
-------------------------------------------------------------------------------------------------------------------------------

(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS - IMPACT ON BASE CALCULATION AMOUNT

                     ----------------------------------------------------------------------------------------------------------
                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                     ----------------------------------------------------------------------------------------------------------
                                                              BASE                                                  BASE
                                           PURCHASE        CALCULATION                          PURCHASE        CALCULATION
                      CONTRACT VALUE       PAYMENT           AMOUNT        CONTRACT VALUE       PAYMENT            AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000         $100,000          $100,000          $100,000          $100,000
-------------------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable      $100,000          $120,000       Not Applicable       $100,000
-------------------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,000          $10,000          $110,000          $130,000          $10,000           $100,000
-------------------------------------------------------------------------------------------------------------------------------

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation

Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

       EXAMPLES OF PARTIAL WITHDRAWALS - IMPACT ON BASE CALCULATION AMOUNT

                             --------------------------------------------------------------------------------------------------
                                                            ASSUMING INCREASING CONTRACT VALUE
                             --------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $115,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $105,000          $90,000               $10,000               $8,696               $10,000
-------------------------------------------------------------------------------------------------------------------------------
                                                             ASSUMING DECLINING CONTRACT VALUE
                             --------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL             $85,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                     $75,000          $88,235               $10,000              $11,765               $11,765
-------------------------------------------------------------------------------------------------------------------------------

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

       o You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

       o You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

       o If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

       o If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

REBALANCING: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently offered under the Contract with the applicable classification.

                        CLASS A SUBACCOUNTS/UNDERLYING FUNDS                               CLASS B SUBACCOUNTS/
                                                                                              UNDERLYING FUNDS
ALLIANCEBERNSTEIN VARIABLE PRODUCT          SMITH BARNEY INVESTMENT SERIES               GREENWICH STREET SERIES FUND
SERIES FUND, INC.                           Smith Barney Large Cap Core Portfolio        Diversified Strategic Income
AllianceBernstein Growth and Income         Smith Barney Premier Selections All Cap      Portfolio
Portfolio - Class B                         Growth Portfolio                             PIMCO VARIABLE INSURANCE TRUST
AllianceBernstein Premier Growth            SMITH BARNEY MULTIPLE DISCIPLINE TRUST       Real Return Portfolio -
Portfolio - Class B                         Multiple Discipline Portfolio - All Cap      Administrative Class
AMERICAN FUNDS INSURANCE SERIES             Growth and Value                             Total Return Portfolio -
Global Growth Fund - Class 2 Shares         Multiple Discipline Portfolio -              Administrative Class
Growth Fund - Class 2 Shares                Balanced All Cap Growth and Value            TRAVELERS SERIES FUND INC.
Growth-Income Fund - Class 2 Shares         Multiple Discipline Portfolio - Global       Pioneer Strategic Income Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE       All Cap Growth and Value                     SB Adjustable Rate Income
PRODUCTS TRUST                              Multiple Discipline Portfolio - Large        Portfolio Smith Barney Class
Franklin Small Cap Fund - Class 2           Cap Growth and Value                         Smith Barney High Income Portfolio
Shares                                      THE TRAVELERS SERIES TRUST                   Smith Barney Money Market Portfolio
Mutual Shares Securities Fund - Class       Equity Income Portfolio                      Travelers Managed Income Portfolio
2 Shares                                    Large Cap Portfolio
Templeton Developing Markets                Lazard International Stock Portfolio
Securities Fund - Class 2 Shares            Merrill Lynch Large Cap Core Portfolio
Templeton Foreign Securities Fund -         MFS Emerging Growth Portfolio
Class 2 Shares                              MFS Value Portfolio
Templeton Growth Securities Fund -          Pioneer Fund Portfolio
Class 2 Shares                              TRAVELERS SERIES FUND INC.
GREENWICH STREET SERIES FUND                AIM Capital Appreciation Portfolio
Appreciation Portfolio                      MFS Total Return Portfolio
Equity Index Portfolio - Class II           Smith Barney Aggressive Growth Portfolio
Shares                                      Smith Barney Large Capitalization
Fundamental Value Portfolio                 Growth Portfolio
JANUS ASPEN SERIES                          Smith Barney Mid Cap Core Portfolio
Mid Cap Growth Portfolio - Service          Strategic Equity Portfolio
Shares                                      Van Kampen Enterprise Portfolio
LAZARD RETIREMENT SERIES, INC.              VAN KAMPEN LIFE INVESTMENT TRUST
Lazard Retirement Small Cap Portfolio       Emerging Growth Portfolio Class I Shares
LORD ABBETT SERIES FUND, INC.               VARIABLE ANNUITY PORTFOLIOS
Growth and Income Portfolio                 Smith Barney Small Cap Growth
Mid-Cap Value Portfolio                     Opportunities Portfolio
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.   VARIABLE INSURANCE PRODUCTS FUND II
Merrill Lynch Global Allocation V.I.        Contrafund(R) Portfolio - Service Class
Fund - Class III                            VARIABLE INSURANCE PRODUCTS FUND III
Merrill Lynch Small Cap Value V.I.          Mid Cap Portfolio - Service Class 2
Fund - Class III
PUTNAM VARIABLE TRUST
Putnam VT Small Cap Value Fund - Class
IB Shares
SALOMON BROTHERS VARIABLE SERIES FUNDS
INC.
All Cap Fund - Class I
Investors Fund - Class I
Small Cap Growth Fund - Class I


GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB RIDER EXCHANGE OPTION - If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

         EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

         EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

o If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among annuity options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life,
(b) for life with a minimum number of payments, (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time thirteen months after the Contract Date. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in Election of Options above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency (see Variable Liquidity Benefit below). We will make periodic payments for the period selected.

Option 6 - Other Annuity Options - We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with "Payments for Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------
The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For your information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 591/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
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THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such an arrangement with Citigroup Global Market (f/k/a Smith Barney), an affiliate of the Company and TDLLC. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender

Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------    ------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2003        0.786           1.019                 134,576

   AllianceBernstein Premier Growth Portfolio --
   Class B (2/00)...........................................   2003        0.803           0.973                  40,191

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2003        0.995           1.322                 338,279

   Growth Fund -- Class 2 Shares (2/00).....................   2003        0.918           1.233               1,910,413

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2003        0.916           1.191               2,541,469

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (2/00).........   2003        0.859           1.158                 247,570

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        0.842           1.035                 482,403

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.444                   6,032

   Templeton Foreign Securities Fund -- Class 2
   Shares (2/00)............................................   2003        0.907           1.177                 254,384

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2003        0.920           1.125               2,308,725

   Diversified Strategic Income Portfolio (7/00)............   2003        1.041           1.142                 729,132

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------    ------------------
   Equity Index Portfolio -- Class II Shares (6/00).........   2003        0.870           1.091               1,068,257

   Fundamental Value Portfolio (6/00).......................   2003        0.906           1.233               1,683,561

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2003        0.817           1.081                 131,035

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.332                 101,266

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.241                   9,795

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.256                 171,217

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.045                 233,173

   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.074           1.107              10,441,947

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        0.919           1.160                 186,378

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        0.980           1.439                 376,864

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund--- Class I (6/00)...........................   2003        0.829           1.132               1,213,718

   Investors Fund -- Class I (1/01).........................   2003        0.856           1.112                 738,841

   Small Cap Growth Fund -- Class I (3/00)..................   2003        0.805           1.176                 267,896

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------    ------------------
Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01).............   2003        0.819           0.993                  60,101

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2003        0.861           1.135                  33,703

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2003        1.060           1.368               1,000,414
                                                               2002        1.000           1.060                 228,011

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2003        1.037           1.242               1,860,167
                                                               2002        1.000           1.037                 367,255

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2003        1.073           1.386                 193,380
                                                               2002        1.000           1.073                  27,934

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2003        1.068           1.353                 416,126
                                                               2002        1.000           1.068                  43,322

The Travelers Series Trust
   Equity Income Portfolio (10/00)..........................   2003        0.955           1.229               1,497,940

   Large Cap Portfolio (6/00)...............................   2003        0.862           1.055                 525,495

   Lazard International Stock Portfolio (3/02)..............   2003        0.843           1.064                  45,040

   Merrill Lynch Large Cap Core Portfolio (6/00)............   2003        0.846           1.006                 438,531

   MFS Emerging Growth Portfolio (2/00).....................   2003        0.787           0.997                 112,048

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.213                  14,955

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2003        0.901           1.144                 277,176

   MFS Total Return Portfolio (7/00)........................   2003        1.005           1.150               3,403,681

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------    ------------------
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.998                   2,550

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2003        0.802           1.059               2,216,985

   Smith Barney High Income Portfolio (8/00)................   2003        0.985           1.234               1,341,664

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2003        0.872           1.264               1,110,282

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2003        0.979           1.247                 544,924

   Smith Barney Money Market Portfolio (2/00)...............   2003        0.995           0.983               2,901,484

   Strategic Equity Portfolio (6/00)........................   2003        0.749           0.974                 137,627

   Travelers Managed Income Portfolio (7/00)................   2003        0.984           1.047               2,134,736

   Van Kampen Enterprise Portfolio (4/00)...................   2003        0.828           1.021                  78,814

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2003        0.752           0.940                  68,581

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2003        0.887           1.236                 145,645

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2003        0.995           1.254                 855,032

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2003        0.854           1.159               1,203,368

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------    ------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2003        1.000           1.118                      --

   AllianceBernstein Premier Growth Portfolio --
   Class B (2/00)...........................................   2003        1.000           1.091                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2003        1.000           1.185                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2003        1.000           1.147                      --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2003        1.000           1.144                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (2/00).........   2003        1.000           1.190                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        1.000           1.115                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.260                      --

   Templeton Foreign Securities Fund -- Class 2
   Shares (2/00)............................................   2003        1.000           1.173                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2003        1.000           1.117                      --

   Diversified Strategic Income Portfolio (7/00)............   2003        1.000           1.055                      --

   Equity Index Portfolio -- Class II Shares (6/00).........   2003        1.000           1.127                      --

   Fundamental Value Portfolio (6/00).......................   2003        1.000           1.166                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2003        1.000           1.139                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.171                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------    ------------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.138                      --

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.153                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.073                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.066                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.044                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.000           1.022                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        1.000           1.178                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        1.000           1.234                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)............................   2003        1.000           1.168                      --

   Investors Fund -- Class I (1/01).........................   2003        1.000           1.145                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2003        1.000           1.234                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01).............   2003        1.000           1.099                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2003        1.000           1.149                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2003        1.000           1.126                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------    ------------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth    2003        1.000           1.087                      --
   and Value (10/02)........................................

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2003        1.000           1.138                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2003        1.000           1.120                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)..........................   2003        1.000           1.130                      --

   Large Cap Portfolio (6/00)...............................   2003        1.000           1.121                      --

   Lazard International Stock Portfolio (3/02)..............   2003        1.000           1.156                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)............   2003        1.000           1.087                      --

   MFS Emerging Growth Portfolio (2/00).....................   2003        1.000           1.103                      --

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.125                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2003        1.000           1.134                      --

   MFS Total Return Portfolio (7/00)........................   2003        1.000           1.076                      --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.996                      --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2003        1.000           1.134                      --

   Smith Barney High Income Portfolio (8/00)................   2003        1.000           1.099                      --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2003        1.000           1.166                      --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2003        1.000           1.156                      --

   Smith Barney Money Market Portfolio (2/00)...............   2003        1.000           0.992                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------    ------------------
   Strategic Equity Portfolio (6/00)........................   2003        1.000           1.114                      --

   Travelers Managed Income Portfolio (7/00)................   2003        1.000           1.027                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2003        1.000           1.126                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2003        1.000           1.113                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2003        1.000           1.232                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2003        1.000           1.139                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2003        1.000           1.195                      --


                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio - Class B.

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio - Class B.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund - Class IB Shares changed its name to Putnam VT Discovery Growth Fund - Class IB Shares.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund - Class IB Shares changed its name to Putnam VT International Equity Fund - Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund - Class I changed its name to All Cap Fund - Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio - Service Shares changed its name to Mid Cap Growth Portfolio - Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------    ------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2003        0.786           1.019               1,180,761

   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................   2003        0.803           0.973                 483,364

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2003        0.995           1.322               1,577,762

   Growth Fund -- Class 2 Shares (11/99)....................   2003        0.918           1.233               6,289,036

   Growth-Income Fund -- Class 2 Shares (11/99).............   2003        0.916           1.191               6,886,746

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (11/99)........   2003        0.859           1.158                 907,594

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        0.842           1.035               1,608,369

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.444                  73,437

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/99)...........................................   2003        0.907           1.177               1,293,188

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................   2003        0.920           1.125               3,133,227

   Diversified Strategic Income Portfolio (11/99)...........   2003        1.041           1.142               1,747,167

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------    ------------------
   Equity Index Portfolio -- Class II Shares (11/99)........   2003        0.870           1.091               2,036,010

   Fundamental Value Portfolio (12/99)......................   2003        0.906           1.233               4,860,962

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2003        0.817           1.081                 160,435

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.332                  80,414

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.241                 244,664

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.256                 316,447

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.074                   5,122

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.045               1,039,141

   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.074           1.107              14,489,686

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        0.919           1.160                 603,425

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        0.980           1.439               1,081,087

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2003        0.829           1.132               2,830,329

   Investors Fund -- Class I (11/99)........................   2003        0.856           1.112                 997,741

   Small Cap Growth Fund -- Class I (11/99).................   2003        0.805           1.176               1,094,670

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------    ------------------
Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01).............   2003        0.819           0.993                 237,783

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2003        0.861           1.135                 822,579

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2003        1.060           1.368               5,312,500
                                                               2002        1.000           1.060                 964,512

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2003        1.037           1.242               5,886,565
                                                               2002        1.000           1.037                 849,098

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2003        1.073           1.386                 374,914
                                                               2002        1.000           1.073                  74,562

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2003        1.068           1.353                 261,444
                                                               2002        1.000           1.068                  54,967

The Travelers Series Trust
   Equity Income Portfolio (11/99)..........................   2003        0.955           1.229               1,969,032

   Large Cap Portfolio (11/99)..............................   2003        0.862           1.055                 794,841

   Lazard International Stock Portfolio (8/02)..............   2003        0.843           1.064                 261,140

   Merrill Lynch Large Cap Core Portfolio (11/99)...........   2003        0.846           1.006                 172,694

   MFS Emerging Growth Portfolio (11/99)....................   2003        0.787           0.997                 275,657

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.213                  22,941

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)................   2003        0.901           1.144                 327,479

   MFS Total Return Portfolio (11/99).......................   2003        1.005           1.150               9,375,765

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------    ------------------
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.998                 109,660

   Smith Barney Aggressive Growth Portfolio (11/99).........   2003        0.802           1.059               6,029,951

   Smith Barney High Income Portfolio (11/99)...............   2003        0.985           1.234               2,202,057

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)........................................   2003        0.872           1.264               2,146,063

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2003        0.979           1.247               1,440,600

   Smith Barney Money Market Portfolio (11/99)..............   2003        0.995           0.983               7,405,805

   Strategic Equity Portfolio (11/99).......................   2003        0.749           0.974                 875,861

   Travelers Managed Income Portfolio (11/99)...............   2003        0.984           1.047               4,096,730

   Van Kampen Enterprise Portfolio (11/99)..................   2003        0.828           1.021                  65,519

Van Kampen Life Investment Trust
   Emerging Growth Portfolio--- Class I Shares (11/99)......   2003        0.752           0.940                 350,888

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2003        0.887           1.236                 793,268

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class (11/99).........   2003        0.995           1.254                 733,222

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2003        0.854           1.159               1,521,044

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------    ------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2003        1.000           1.118                      --

   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................   2003        1.000           1.091                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2003        1.000           1.185                  14,783

   Growth Fund -- Class 2 Shares (11/99)....................   2003        1.000           1.147                  52,996

   Growth-Income Fund -- Class 2 Shares (11/99).............   2003        1.000           1.144                  90,555

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (11/99)........   2003        1.000           1.190                   4,453

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        1.000           1.115                  24,126

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.260                      --

   Templeton Foreign Securities Fund--Class 2 Shares (11/99)   2003        1.000           1.173                  13,468

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................   2003        1.000           1.117                  16,356

   Diversified Strategic Income Portfolio (11/99)...........   2003        1.000           1.055                   6,423

   Equity Index Portfolio -- Class II Shares (11/99)........   2003        1.000           1.127                  19,639

   Fundamental Value Portfolio (12/99)......................   2003        1.000           1.166                  52,593

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2003        1.000           1.139                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.171                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------    ------------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.138                  34,762

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.153                  14,386

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.073                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.066                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.044                   8,388

   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.000           1.022                  18,097

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        1.000           1.178                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        1.000           1.234                   4,533

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2003        1.000           1.168                      --

   Investors Fund -- Class I (11/99)........................   2003        1.000           1.145                      --

   Small Cap Growth Fund -- Class I (11/99)..................  2003        1.000           1.234                  12,808

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01).............   2003        1.000           1.099                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2003        1.000           1.149                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2003        1.000           1.126                 148,388

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------    ------------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2003        1.000           1.087                  83,053

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2003        1.000           1.138                  24,738

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2003        1.000           1.120                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)..........................   2003        1.000           1.130                   3,725

   Large Cap Portfolio (11/99)..............................   2003        1.000           1.121                      --

   Lazard International Stock Portfolio (8/02)..............   2003        1.000           1.156                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)...........   2003        1.000           1.087                      --

   MFS Emerging Growth Portfolio (11/99)....................   2003        1.000           1.103                      --

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.125                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)................   2003        1.000           1.134                     791

   MFS Total Return Portfolio (11/99).......................   2003        1.000           1.076                  92,014

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.996                  29,937

   Smith Barney Aggressive Growth Portfolio (11/99).........   2003        1.000           1.134                  71,394

   Smith Barney High Income Portfolio (11/99)...............   2003        1.000           1.099                   2,317

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)........................................   2003        1.000           1.166                  24,722

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2003        1.000           1.156                      --

   Smith Barney Money Market Portfolio (11/99)..............   2003        1.000           0.992                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------    ------------------
   Strategic Equity Portfolio (11/99).......................   2003        1.000           1.114                   3,281

   Travelers Managed Income Portfolio (11/99)...............   2003        1.000           1.027                      --

   Van Kampen Enterprise Portfolio (11/99)..................   2003        1.000           1.126                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99)......   2003        1.000           1.113                  14,111

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2003        1.000           1.232                   3,347

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class (11/99).........   2003        1.000           1.139                  23,369

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2003        1.000           1.195                      --


                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio -- Class B.

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio -- Service Shares changed its name to Mid Cap Growth Portfolio -- Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:


                             The Insurance Company
                             Principal Underwriter
                             Distribution and Principal Underwriting Agreement Valuation of Assets
                             Federal Tax Considerations
                             Independent Auditors
                             Financial Statements



--------------------------------------------------------------------------------
Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-20668S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-20669S.

Name:
            -------------------------------------------------------
Address:
            -------------------------------------------------------

            -------------------------------------------------------

L-19987                                                              May 3, 2004

TRAVELERS LIFE & ANNUITY PIONEER ANNUISTAR(SM) FLEX VARIABLE ANNUITY PROSPECTUS:

           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES

            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS LIFE & ANNUITY PIONEER ANNUISTAR(SM) FLEX VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Money Market Portfolio                                           PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
AIM VARIABLE INSURANCE FUNDS, INC.                                  Pioneer Europe VCT Portfolio -- Class II Shares
   AIM V.I. Capital Appreciation Fund -- Series II                  Pioneer Fund VCT Portfolio -- Class II Shares
   AIM V.I. Mid Cap Core Equity -- Series II                        Pioneer Growth Shares VCT Portfolio -- Class II Shares
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                Pioneer High Yield VCT Portfolio -- Class II Shares
   Franklin Rising Dividends Securities Fund -- Class 2             Pioneer International Value VCT Portfolio -- Class
     Shares                                                           II Shares
   Franklin Small Cap Fund -- Class 2 Shares                        Pioneer Mid Cap Value VCT Portfolio -- Class II Shares
   Templeton Foreign Securities Fund -- Class 2 Shares              Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
GREENWICH STREET SERIES FUND                                          Class II Shares
   Salomon Brothers Variable Aggressive Growth Fund --               Pioneer Papp America-Pacific Rim VCT Portfolio
   Class II Shares(1)                                               Pioneer Papp Small and Mid Cap Growth Portfolio VCT
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                    -- Class II Shares
   Oppenheimer Capital Appreciation Fund/VA -- Service              Pioneer Real Estate Shares VCT Portfolio -- Class II
     Shares                                                           Shares
   Oppenheimer Global Securities Fund/VA -- Service                 Pioneer Small Cap Value VCT Portfolio -- Class II Shares
     Shares                                                         Pioneer Small Company VCT Portfolio -- Class II Shares
PIONEER VARIABLE CONTRACTS TRUST                                    Pioneer Strategic Income VCT Portfolio -- Class II
   Pioneer America Income VCT Portfolio -- Class II Shares            Shares
   Pioneer Balanced VCT Portfolio -- Class II Shares                Pioneer Value VCT Portfolio -- Class II Shares
   Pioneer Emerging Markets VCT Portfolio -- Class II Shares     SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   Pioneer Equity Income VCT Portfolio -- Class II Shares           Total Return Fund -- Class II

--------------

(1)     Formerly Salomon Brothers Variable Emerging Growth
        Fund -- Class II Shares

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 3, 2004

                                TABLE OF CONTENTS

Glossary...........................................       3      The Annuity Period...................................  39
Summary............................................       5         Maturity Date.....................................  39
Fee Table..........................................       9         Allocation of Annuity.............................  39
Condensed Financial Information....................      14         Variable Annuity..................................  39
The Annuity Contract...............................      14         Fixed Annuity.....................................  40
   Contract Owner Inquiries........................      15      Payment Options......................................  40
   Purchase Payments...............................      15         Election of Options...............................  40
   Accumulation Units..............................      15         Annuity Options...................................  40
   The Variable Funding Options....................      15         Variable Liquidity Benefit........................  41
The Fixed Account..................................      19      Miscellaneous Contract Provisions....................  41
Charges and Deductions.............................      19         Right to Return...................................  41
   General.........................................      19         Termination.......................................  41
   Withdrawal Charge...............................      19         Required Reports..................................  42
   Free Withdrawal Allowance.......................      20         Suspension of Payments............................  42
   Transfer Charge.................................      20      The Separate Accounts................................  42
   Administrative Charges..........................      21         Performance Information...........................  42
   Mortality and Expense Risk Charge...............      21      Federal Tax Considerations...........................  42
   Enhanced Stepped-Up Provision Charge............      21         General Taxation of Annuities.....................  43
   Guaranteed Minimum Withdrawal                                    Types of Contracts: Qualified and
     Benefit Charge................................      21           Non-qualified...................................  43
   Guaranteed Minimum Accumulation                                  Qualified Annuity Contracts.......................  43
     Benefit Charge................................      21         Mandatory Distributions for Qualified Plans.......  44
   Variable Liquidity Benefit Charges..............      21         Non-qualified Annuity Contracts...................  44
   Variable Funding Option Expenses................      22         Diversification Requirements for Variable
   Premium Tax.....................................      22           Annuities.......................................  45
   Changes in Taxes Based upon Premium                              Ownership of the Investments......................  45
     or Value......................................      22         Taxation of Death Benefit Proceeds................  45
Transfers..........................................      22         Puerto Rico Tax Considerations....................  46
   Dollar Cost Averaging...........................      23         Penalty Tax for Premature Distributions...........  46
Access to Your Money...............................      24         Non-Resident Aliens...............................  46
   Systematic Withdrawals..........................      24      Other Information....................................  46
Ownership Provisions...............................      25         The Insurance Companies...........................  46
   Types of Ownership..............................      25         Financial Statements..............................  46
     Contract Owner................................      25         Distribution of Variable Annuity Contracts........  46
     Beneficiary...................................      25         Conformity with State and Federal Laws............  48
     Annuitant.....................................      25         Voting Rights.....................................  48
Death Benefit......................................      26         Restrictions on Financial Transactions............  48
   Death Proceeds before the Maturity Date.........      26         Legal Proceedings and Opinions....................  48
   Enhanced Stepped-Up Provision...................      28      Appendix A: Condensed Financial
   Payment of Proceeds.............................      28         Information for Travelers Insurance
   Spousal Contract Continuance....................      30           Company: Separate Account Nine.................. A-1
   Beneficiary Contract Continuance................      30      Appendix B: Condensed Financial
   Planned Death Benefit...........................      31         Information for Travelers Life and Annuity
   Death Proceeds after Maturity Date................    31           Company Separate Account Ten.................... B-1
 Living Benefits.......................................  31      Appendix C: The Fixed Account........................ C-1
   Guaranteed Minimum Withdrawal Benefit...............  31      Appendix D: Contents of the Statement of
   Guaranteed Minimum Accumulation                                  Additional Information............................ D-1
     Benefit.........................................    33

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:

       TRAVELERS LIFE & ANNUITY PIONEER ANNUISTARSM FLEX VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account Nine for Variable Annuities ("Separate Account Nine"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under Qualified Contracts, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under Non-qualified Contracts, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b), or 414(d) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding OptionS twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. However, this restriction does not apply to transfers that are a part of the dollar cost averaging program.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.70% for the Annual Step-Up and 1.90% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% in Contract Years five and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB" or "Principal Guarantee"), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your

Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. We reserve the right not to include additional Purchase Payments in the calculation of the amount that we guarantee to return.

       o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      WITHDRAWAL CHARGE.......................................6%(1)
      (as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)

      TRANSFER CHARGE.........................................$10(2)
      (assessed on transfers that exceed 12 per year)

      VARIABLE LIQUIDITY BENEFIT CHARGE.......................6%(3)
      (As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................$30.(4)
--------------
 (1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

                YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
         ------------------------------------------------ ---------------------
         Greater than or Equal to      But less than
                  0 years                  1 year                 6%
                  1 year                  2 years                 5%
                  2 years                 3 years                 4%
                  3 years                 4 years                 3%
                 4+ years                                         0%

 (2)   We do not currently assess the transfer charge.

 (3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:

              YEARS SINCE INITIAL PURCHASE PAYMENT          WITHDRAWAL CHARGE
         ------------------------------------------------ ---------------------
          GREATER THAN OR EQUAL TO      BUT LESS THAN
                  0 years                  1 year                  6%
                   1 year                  2 years                 5%
                  2 years                  3 years                 4%
                  3 years                  4 years                 3%
                  4 +years                                         0%
 (4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August

ANNUAL SEPARATE ACCOUNT CHARGES

(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a maximum charge of 1.00% for GMWB, each an optional feature. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                         ANNUAL STEP-UP DEATH BENEFIT           ROLL-UP DEATH BENEFIT
                                                         ----------------------------           ---------------------
Mortality and Expense Risk Charge                                   1.70%                               1.90%
Administrative Expense Charge                                       0.15%                               0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO
OPTIONAL FEATURES SELECTED                                          1.85%                               2.05%
Optional E.S.P. Charge                                              0.20%                               0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
ONLY SELECTED                                                       2.05%                               2.25%
Optional GMAB Charge                                                0.50%                               0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB
ONLY SELECTED                                                       2.35%                               2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
AND GMAB SELECTED(5)                                                2.55%                               2.75%
Maximum Optional GMWB Charge                                       1.00%(6)                           1.00%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB
ONLY SELECTED                                                       2.85%                               3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
AND GMWB SELECTED                                                   3.05%                               3.25%

--------------
 (5) GMAB and GMWB cannot both be elected.
 (6) The current charge for GMWB is 0.40%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM                        MAXIMUM
------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                      0.42%                         10.93%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL       WAIVER            ANNUAL
                                MANAGEMENT       (12B-1)        OTHER      OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                    FEE            FEES       EXPENSES     EXPENSES      REIMBURSEMENT       EXPENSES
-----------------             ---------------------------------------------------------------------------------------------
Money Market Portfolio.......      0.32%           --           0.10%        0.42%            --                 0.42%(1)
AIM VARIABLE INSURANCE
   FUNDS, INC.
   AIM V.I. Capital
     Appreciation Fund --
     Series II*..............      0.61%          0.25%         0.24%        1.10%            --                 1.10%
   AIM V.I. Mid Cap Core
     Equity -- Series II*....      0.73%          0.25%         0.34%        1.32%            --                 1.32%(2)
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Rising Dividends
     Securities Fund --
     Class 2 Shares*.........      0.74%          0.25%         0.03%        1.02%           0.01%               1.01%(3)
   Franklin Small Cap Fund
     -- Class 2 Shares*......      0.51%          0.25%         0.29%        1.05%           0.04%               1.01%(4)
   Templeton Foreign
     Securities Fund --
     Class 2 Shares*.........      0.69%          0.25%         0.22%        1.16%           0.04%               1.12%(5)
GREENWICH STREET SERIES FUND
   Salomon Brothers Variable
     Aggressive Growth Fund
     -- Class II Shares*.....      0.95%          0.25%         0.44%        1.64%            --                 1.64%
OPPENHEIMER VARIABLE ACCOUNT
   FUNDS
   Oppenheimer Capital
     Appreciation Fund/VA --
     Service Shares*.........      0.65%          0.25%         0.04%        0.94%            --                 0.94%
   Oppenheimer Global
     Securities Fund/VA --
     Service Shares*.........      0.63%          0.25%         0.05%        0.93%            --                 0.93%
PIONEER VARIABLE CONTRACTS
   TRUST
   Pioneer America Income
     VCT Portfolio -- Class
     II Shares*..............      0.55%          0.25%         0.21%        1.01%            --                 1.01%
   Pioneer Balanced VCT
     Portfolio -- Class II
     Shares*.................      0.65%          0.25%         0.21%        1.11%            --                 1.11%
   Pioneer Emerging Markets
     VCT Portfolio -- Class
     II Shares*..............      1.15%          0.25%         1.25%        2.65%           0.66%               1.99%(6)
   Pioneer Equity Income VCT
     Portfolio -- Class II
     Shares*.................      0.65%          0.25%         0.12%        1.02%            --                 1.02%
   Pioneer Europe VCT
     Portfolio -- Class II
     Shares*.................      1.00%          0.25%         1.50%        2.75%           0.96%               1.79%(6)
   Pioneer Fund VCT
     Portfolio -- Class II
     Shares*.................      0.65%          0.25%         0.10%        1.00%            --                 1.00%
   Pioneer Growth Shares VCT
     Portfolio -- Class II
     Shares*.................      0.70%          0.25%         0.49%        1.44%            --                 1.44%
   Pioneer High Yield VCT
     Portfolio -- Class II
     Shares*.................      0.65%          0.25%         0.19%        1.09%            --                 1.09%
   Pioneer International
     Value VCT Portfolio --
     Class II Shares*........      1.00%          0.25%         0.77%        2.02%            --                 2.02%(7)
   Pioneer Mid Cap Value VCT
     Portfolio -- Class II
     Shares*.................      0.65%          0.25%         0.10%        1.00%            --                 1.00%

                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL       WAIVER            ANNUAL
                                MANAGEMENT       (12B-1)        OTHER      OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                    FEE            FEES       EXPENSES     EXPENSES      REIMBURSEMENT       EXPENSES
-----------------             ---------------------------------------------------------------------------------------------
   Pioneer Oak Ridge Large         0.75%          0.25%         4.77%        5.77%           4.82%               0.95%(8)
     Cap Growth VCT
     Portfolio -- Class II
     Shares*.................
   Pioneer Papp
     America--Pacific Rim VCT
     Portfolio*..............      0.75%          0.25%         4.77%        5.77%           4.82%               0.95%(8)
   Pioneer Papp Small and
     Mid Cap Growth
     Portfolio VCT -- Class
     II Shares*..............      0.75%          0.25%         5.23%        6.23%           5.23%               1.00%(9)
   Pioneer Real Estate
     Shares VCT Portfolio --
     Class II Shares*........      0.80%          0.25%         0.23%        1.28%            --                 1.28%
   Pioneer Small Cap Value
     VCT Portfolio -- Class
     II Shares*..............      0.75%          0.25%         1.65%        2.65%           1.07%               1.58%(6)
   Pioneer Small Company VCT
     Portfolio -- Class II
     Shares*.................      0.75%          0.25%         1.67%        2.67%           1.15%               1.52%(6)
   Pioneer Strategic Income
     VCT Portfolio -- Class
     II Shares*..............      0.65%          0.25%         0.59%        1.49%            --                 1.49%(6)
   Pioneer Value VCT
     Portfolio -- Class II
     Shares*.................      0.75%          0.25%         9.93%       10.93%           9.43%               1.50%(10)
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   Total Return Fund --
     Class II*...............      0.80%          0.25%         0.20%        1.25%            --                 1.25%

--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

(1) Fund has a voluntary waiver of 0.40%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

(2) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further the Fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Series II Total Annual Fund Operating Expenses to 1.45%.

(3) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% per year. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission.

(4) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% per year. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission.

(5) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

(6) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2005 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.75% (Pioneer Emerging Markets Portfolio), 1.50% (Pioneer Europe VCT Portfolio), and 1.25% (Pioneer Small Cap Value VCT Portfolio, Pioneer Small Company VCT Portfolio, and Pioneer Strategic Income VCT Portfolio) of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

(7)    Estimated for the portfolio's current fiscal year.

(8) Other Expenses are based on estimated amounts for the current fiscal year. The expenses in the table above reflect the contractual expense limitation in effect through March 12, 2005 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 0.95% of the average daily net assets attributable to Class II shares. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the portfolio if the expense ratio of the Class II shares is less than the expense limitation of the Class II shares. There can be no assurance that Pioneer will extend the expense limitation beyond March 12, 2005. See the statement of additional information for details regarding the expense limitation agreement.

(9) Other Expenses are based on estimated amounts for the current fiscal year. The expenses in the table above reflect the contractual expense limitation in effect through March 12, 2005 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.00% of the average daily net assets attributable to Class II shares. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the portfolio if the expense ratio of the Class II shares is less than the expense limitation of the Class II shares. There can be no assurance that Pioneer will extend the expense limitation beyond March 12, 2005. See the statement of additional information for details regarding the expense limitation agreement.

(10) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2005 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.50% of the average daily net assets attributable to Class I shares.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the available optional benefits. You cannot elect both GMAB and the GMWB.

EXAMPLE 1 - This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).

                                            IF CONTRACT IS SURRENDERED AT THE        IF CONTRACT IS NOT SURRENDERED OR
                                                           END                        ANNUITIZED AT THE END OF PERIOD
                                                    OF PERIOD SHOWN:                              SHOWN**:
                                           ------------------------------------    ---------------------------------------
FUNDING OPTION                            1 YEAR  3 YEARS   5 YEARS   10 YEARS    1 YEAR    3 YEARS   5 YEARS     10 YEARS
--------------                            ------  -------   -------   --------    ------    -------   -------     --------
Underlying Fund with Minimum Total         971      1528      1904       3937       371       1128       1904       3937
Annual Operating Expenses
Underlying Fund with Maximum Total
Annual Operating Expenses                  1128     1979      2624       5211       528       1579       2624       5211

EXAMPLE 2 - This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the current charge applies).

                                            IF CONTRACT IS SURRENDERED AT THE        IF CONTRACT IS NOT SURRENDERED OR
                                                           END                        ANNUITIZED AT THE END OF PERIOD
                                                    OF PERIOD SHOWN:                              SHOWN**:
                                           ------------------------------------    ---------------------------------------
FUNDING OPTION                            1 YEAR  3 YEARS   5 YEARS   10 YEARS    1 YEAR    3 YEARS   5 YEARS     10 YEARS
--------------                            ------  -------   -------   --------    ------    -------   -------     --------
Underlying Fund with Minimum Total         912      1353      1618       3398       312        953       1618       3398
Annual Operating Expenses
Underlying Fund with Maximum Total
Annual Operating Expenses                  1069     1812      2361       4760       469       1412       2361       4760

EXAMPLE 3 - This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Accumulation Benefit.

                                            IF CONTRACT IS SURRENDERED AT THE        IF CONTRACT IS NOT SURRENDERED OR
                                                           END                        ANNUITIZED AT THE END OF PERIOD
                                                    OF PERIOD SHOWN:                              SHOWN**:
                                           ------------------------------------    ---------------------------------------
FUNDING OPTION                            1 YEAR  3 YEARS   5 YEARS   10 YEARS    1 YEAR    3 YEARS   5 YEARS     10 YEARS
--------------                            ------  -------   -------   --------    ------    -------   -------     --------
Underlying Fund with Minimum Total         921      1382      1667       3490       321        982       1667       3490
Annual Operating Expenses
Underlying Fund with Maximum Total
Annual Operating Expenses                  1910     3998      5506       8999      1310       3598       5506       8999

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Life & Annuity Pioneer AnnuiStar(SM) Flex Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                            MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
              DEATH BENEFIT/OPTIONAL FEATURE                         ANNUITANT ON THE CONTRACT DATE
      -----------------------------------------------    -------------------------------------------------------
      Annual Step Up Death Benefit                                                 80
      5% Roll Up Death Benefit                                                     75
      Enhanced Stepped-Up Provision (E.S.P)                                        75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
Money Market Portfolio                    Seeks high current return with              Travelers Asset Management
                                          preservation of capital and liquidity.      International Company LLC ("TAMIC")
                                          The Fund normally invests in
                                          high-quality short term money market
                                          instruments.
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Capital Appreciation Fund     Seeks growth of capital. The Fund           A I M Advisers, Inc.
     -- Series II                         normally invests in common stocks of
                                          companies that may benefit from new or
                                          innovative products, services or
                                          processes and those that have
                                          above-average long-term earnings growth.

   AIM V.I. Mid Cap Core Equity --        Seeks long-term growth of capital. The      A I M Advisers, Inc.
     Series II                            Fund normally invests in equity
                                          securities, including convertible
                                          securities, of mid-cap companies.


               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Rising Dividends              Seeks long-term capital appreciation.       Franklin Advisory Services, LLC
     Securities Fund -- Class 2 Shares    Preservation of capital is an important
                                          secondary consideration. The Fund
                                          normally invests in investments of
                                          companies that have paid rising
                                          dividends.

   Franklin Small Cap Fund -- Class 2     Seeks long-term capital growth. The         Franklin Advisers, Inc.
     Shares                               Fund normally invests in small
                                          capitalization companies.

   Templeton Foreign Securities Fund      Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
     -- Class 2 Shares                    Fund normally invests in investments,
                                          primarily equity securities, of issuers
                                          located outside of the U.S., including
                                          those in emerging markets.
GREENWICH STREET SERIES FUND
   Salomon Brothers Variable              Seeks capital appreciation. The Fund        Salomon Brothers Asset Management
     Aggressive Growth Fund -- Class      normally invests in common stocks of        ("SBAM")
     II Shares                            companies that the manager believes are
                                          experiencing or will experience growth
                                          in earnings and/or cash flow that
                                          exceeds the average rate of earnings
                                          growth of the companies that comprise
                                          the S&P 500. The Fund may invest in the
                                          securities of large, well-known
                                          companies, but a significant portion of
                                          Fund assets may also be invested in
                                          small to medium sized companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Capital Appreciation       Seeks capital appreciation. The Fund        OppenheimerFunds, Inc.
     Fund/VA -- Service Shares            normally invests in the common stocks
                                          of growth companies that may be new
                                          companies or well-established companies.

   Oppenheimer Global Securities          Seeks long-term capital appreciation.       OppenheimerFunds, Inc.
     Fund/VA -- Service Shares            The Fund normally invests in common
                                          stocks of foreign issuers,
                                          "growth-type" companies, cyclical
                                          industries and special situations that
                                          are considered to have appreciation
                                          possibilities.

PIONEER VARIABLE CONTRACTS TRUST
   Pioneer America Income VCT             Seeks as high a level of current income     Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         as is consistent with preservation of
                                          capital. The Fund normally invests
                                          exclusively in U.S. Government
                                          securities and repurchase agreements
                                          and "when issued" commitments with
                                          respect to these securities.

   Pioneer Balanced VCT Portfolio --      Seeks capital growth and current            Pioneer Investment Management, Inc.
     Class II Shares                      income. The Fund normally invests in a      Subadviser: Prudential Investment
                                          diversified portfolio of equity             Management, Inc.
                                          securities and bonds and it is actively
                                          managed based on quantitative analysis
                                          and techniques.

   Pioneer Emerging Markets VCT           Seeks long-term growth of capital. The      Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         Fund normally invests in the securities
                                          of emerging market corporate and
                                          government issuers, with an emphasis on
                                          equities.

   Pioneer Equity Income VCT              Seeks current income and long-term          Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         growth of capital. The Fund normally
                                          invests in income producing equity
                                          securities of U.S. issuers.

   Pioneer Europe VCT Portfolio --        Seeks long-term growth of capital. The      Pioneer Investment Management, Inc.
     Class II Shares                      Fund normally invests in equity
                                          securities of European issuers.

   Pioneer Fund VCT Portfolio --          Seeks reasonable income and capital         Pioneer Investment Management,
     Class II Shares                      growth. The Fund normally invests in        Inc. ("Pioneer")
                                          equity securities believed to be
                                          selling at reasonable prices or
                                          discounts to their underlying values.


               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
   Pioneer Growth Shares VCT              Seeks appreciation of capital. The Fund     Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         normally invests in equity securities
                                          believed to have above average
                                          potential for earnings and revenue
                                          growth.

   Pioneer High Yield VCT Portfolio       Seeks to maximize total return through      Pioneer Investment Management, Inc.
     -- Class II Shares                   a combination of income and capital
                                          appreciation. The Fund normally
                                          invests in below investment grade debt
                                          securities and preferred stocks.

   Pioneer International Value VCT        Seeks long-term capital growth. The         Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         Fund normally invests in equity
                                          securities of non-U.S. issuers located
                                          in both developed and emerging markets.

   Pioneer Mid Cap Value VCT              Seeks capital appreciation. The Fund        Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         normally invests in the equity
                                          securities of mid-size companies.

   Pioneer Oak Ridge Large Cap Growth     Seeks capital appreciation. The Fund        Pioneer Investment Management, Inc.
     VCT Portfolio -- Class II Shares     normally invests in equity securities       Subadviser: Oak Ridge Investments,
                                          of large capitalization U.S. companies      LLC
                                          and seeks to invest in issuers with
                                          above average potential for earnings
                                          growth.

   Pioneer Papp America-Pacific Rim       Seeks long term capital growth. The         Pioneer Investment Management, Inc.
     VCT Portfolio                        Fund normally invests in equity             Subadviser: L. Roy Papp &
                                          securities of issuers that have
                                          Associates, LLP substantial sales to,
                                          or receive signficant income from,
                                          countries within the Pacific Rim, and
                                          seeks to invest in issuers with above
                                          average potential for earnings growth.

   Pioneer Papp Small and Mid Cap         Seeks long term capital growth. The         Pioneer Investment Management, Inc.
     Growth Portfolio VCT -- Class II     Fund normally invests in equity             Subadviser: L. Roy Papp &
     Shares                               securities of small and                     Associates, LLP
                                          mid-capitalization issuers and seeks
                                          to invest in issuers with above
                                          average potential for earnings growth.

   Pioneer Real Estate Shares VCT         Seeks long-term growth of capital.          Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         Secondarily seeks income. The Fund
                                          normally invests in equity securities
                                          of real estate investment trusts and
                                          other real estate industry issuers.

   Pioneer Small Cap Value VCT            Seeks capital growth. The Fund normally     Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         invests in equity securities of small
                                          companies believed to be selling at
                                          substantial discounts to their
                                          underlying values.
   Pioneer Small Company VCT              Seeks capital growth. The Fund normally     Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         invests in equity securities of small
                                          companies.

   Pioneer Strategic Income VCT           Seeks a high level of current income.       Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         The Fund normally invests in debt
                                          securities from a broad range of
                                          issuers and segments of the debt
                                          securities market.

   Pioneer Value VCT Portfolio --         Seeks reasonable income and capital         Pioneer Investment Management, Inc.
     Class II Shares                      growth. The Fund normally invests in a
                                          broad list of carefully selected,
                                          reasonably priced equity securites of
                                          U.S. issuers.
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   Total Return Fund -- Class II          Seeks above average income (compared to     SBAM
                                          a portfolio invested entirely in equity
                                          securities). Secondarily seeks growth
                                          of capital and income. The Fund
                                          normally invests in a broad range of
                                          equity and fixed-income securities of
                                          U.S. and foreign issuers.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------
We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit that is paid on the first death of the Contract Owner(s) or Annuitant

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o   administration of the annuity options available under the Contracts

       o   the distribution of various reports to Contract Owners

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent

       o   other costs of doing business

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for four years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

               YEARS SINCE PURCHASE PAYMENT MADE         WITHDRAWAL CHARGE
           ------------------------------------------- ----------------------
           GREATER THAN OR EQUAL TO   BUT LESS THAN
                   0 years               1 year                 6%
                    1 year               2 years                5%
                   2 years               3 years                4%
                   3 years               4 years                3%
                   4+ years                                     0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

       (a) any Purchase Payment to which no withdrawal charge applies, then

       (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

       (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

       (d) any Contract earnings.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

       o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

       o   if a lifetime annuity payout has begun, after the first Contract Year

       o   under the Managed Distribution Program, or

       o if you elect Annuity Payments for a fixed period of at least five years after the first Contract Year.

Partial withdrawals will be prorated from all Underlying Funds unless you specify otherwise on the Surrender Request Form. If you request a partial withdrawal, the amount that you receive may be less than your requested withdrawal amount due to the deduction of applicable taxes and charges, including the withdrawal charge, from your requested withdrawal amount. If you want the full requested withdrawal amount you must check the "Net" box on the Surrender Request Form and we will deduct the amount of the applicable taxes and charges from your Contract Value so you can receive your full requested withdrawal amount.

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

       (1) from the distribution of death proceeds

       (2) after an annuity payout has begun, or

       (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Annual Step-Up Death Benefit the M&E is 1.70% annually. If you choose the Roll-Up Death Benefit the M&E is 1.90%. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each funding option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected (available during the annuitization phase only), there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

           YEARS SINCE INITIAL PURCHASE PAYMENT       WITHDRAWAL CHARGE

        ------------------------------------------- ----------------------
        GREATER THAN OR EQUAL TO   BUT LESS THAN
                0 years               1 year                 6%
                 1 year               2 years                5%
                2 years               3 years                4%
                3 years               4 years                3%
                4 +years                                     0%

Please refer to Payment Options for a description of this benefit

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

       o   the dollar amount you request to transfer;

       o   the number of transfers you made within the previous three months;

       o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

       o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

       o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

       o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no charge for this program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month program (we may not always offer all of these programs). The programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program. In that event, transfers will be made from the Money Market Variable Funding Option.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business on the business day we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 701/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Please note: Naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of these benefits, and who will receive them. Use care when naming owners, Annuitants, and beneficiaries, and consult your agent if you have any questions.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

       o   the death benefit will not be payable upon the Annuitant's death

       o   the Contingent Annuitant becomes the Annuitant

       o   all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------
Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

ANNUAL STEP-UP DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

       (1) the Contract Value on the Death Report Date

       (2) your Adjusted Purchase Payment (see below) or*

       (3) the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT

If the Annuitant dies before age 80, the death
benefit will be the greatest of:                              o  the Contract Value on the Death Report Date;
                                                              o  your adjusted Purchase Payment (see below);*
                                                              o  the Step-Up Value, if any, as described below
                                                              o  the Roll-Up Death Benefit Value (as described below)

If the Annuitant dies on or after age 80, the death
benefit will be the greatest of:                              o  the Contract Value on the Death Report Date;
                                                              o  your adjusted Purchase Payment (see below) or*
                                                              o  the Step-Up Value, if any, as described below, or
                                                              o  the Roll-Up Death Benefit Value (as described below) on the Annuitant's 80th birthday, plus any additional Purchase
                                                                 Payments and minus any partial surrender reductions (as
                                                                 described below) that occur after the Annuitant's 80th
                                                                 birthday.

--------------
 * If you have elected the GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

       a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

       b)  is any Purchase Payment made during the previous
           Contract Year

       c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

       a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

       b)  is any Purchase Payment made since the previous
           Contract Date anniversary

       c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

       50,000 x (10,000/55,000) = 9,090

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

       50,000 x (10,000/30,000) = 16,666

Your new adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR CONTRACT OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments (described below) excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

       50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 - $9,090 = 40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

       50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 - 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

-------------------------------------------------------------------------------------------------------------------------------
    BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                  MANDATORY PAYOUT
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                                RULES APPLY*
-------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)      The beneficiary (ies),       Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                 or if none, to the           continue the Contract rather than
                                      CONTRACT OWNER'S estate.     receive the distribution.
-------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)          The beneficiary (ies),       Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                 or if none, to the           continue the Contract rather than
                                      CONTRACT OWNER'S estate.     receive the distribution.
-------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS       The surviving joint                                                  Yes
NOT THE ANNUITANT)                    owner.
-------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS       The beneficiary (ies),       Unless the beneficiary elects to        Yes
THE ANNUITANT)                        or if none, to the           continue the Contract rather than
                                      surviving joint owner.       receive a distribution.
-------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE       The surviving joint          Unless the beneficiary elects to        Yes
ANNUITANT)                            owner.                       continue the Contract.
-------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT       The beneficiary (ies),       Unless the spouse elects to             Yes
THE ANNUITANT)                        or if none, to the           continue the Contract
                                      surviving joint owner.       A spouse who is not the beneficiary
                                                                   may decline to receive the proceeds
                                                                   or to continue the Contract and
                                                                   instruct the Company to pay the
                                                                   beneficiary.
-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE             The beneficiary (ies),       Unless the beneficiary elects to        Yes
CONTRACT OWNER)                       or if none, to the           continue the Contract rather than
                                      CONTRACT OWNER'S estate.     receive a distribution.
                                                                   Or, if there is a CONTINGENT
                                                                   ANNUITANT, then the CONTINGENT
                                                                   ANNUITANT becomes the ANNUITANT and
                                                                   the Contract continues in effect
                                                                   (generally using the original
                                                                   MATURITY DATE). The proceeds will
                                                                   then be paid upon the death of the
                                                                   CONTINGENT ANNUITANT or owner.
-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT        See death of "owner who                                              Yes
OWNER)                                is the ANNUITANT" above.
-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS             The beneficiary (ies),                                               Yes (Death of
NON-NATURAL ENTITY/TRUST)             or if none, to the                                                   ANNUITANT is
                                      CONTRACT OWNER.                                                      treated as death of
                                                                                                           the owner in these
                                                                                                           circumstances.)
-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING        No death proceeds are                                                N/A
ANNUITANT IS STILL ALIVE)             payable; Contract
                                      continues.
-------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                           No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
    BEFORE THE MATURITY DATE,             THE COMPANY WILL         UNLESS. . .                              MANDATORY PAYOUT
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO:                                                  RULES APPLY*
-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
-------------------------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS

-------------------------------------------------------------------------------------------------------------------------------
    BEFORE THE MATURITY DATE,             THE COMPANY WILL         UNLESS. . .                              MANDATORY PAYOUT
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO:                                                  RULES APPLY*
-------------------------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT                       The beneficiary (ies),       Unless the beneficiary elects to        Yes
                                      or if none, to the           continue the Contract rather than
                                      CONTRACT OWNER'S estate.     receive a distribution.
-------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                           No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
-------------------------------------------------------------------------------------------------------------------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the Contract; however, all other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

       o through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

       o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS
--------------------------------------------------------------------------------
GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

We offer a Guaranteed Minimum Withdrawal Benefit rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees a return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.
NOTE: You may not elect the GMWB Rider if you have also elected the GMAB Rider offered under the Contract.

Your initial Purchase Payment is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after you purchased GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If you take a partial withdrawal, and your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For example, assume your initial Purchase Payment is $100,000, your age is less than 70, and a withdrawal of $10,000 is taken in contract year two:

  ------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
  ------------------------------------------------------------------------------------------------------------------------------
                       CONTRACT                                              CONTRACT
                        VALUE             RBB                AWB (5%)         VALUE          RBB                   AWB (5%)
  ------------------------------------------------------------------------------------------------------------------------------
  VALUES AS OF
  ------------------------------------------------------------------------------------------------------------------------------
  CONTRACT DATE        $100,000         $100,000              $5,000          $100,000         $100,000             $5,000
  ------------------------------------------------------------------------------------------------------------------------------
  IMMEDIATELY PRIOR
  TO WITHDRAWAL,
  CONTRACT YEAR TWO    $115,000         $100,000              $5,000          $85,000          $100,000             $5,000
  ------------------------------------------------------------------------------------------------------------------------------
  IMMEDIATELY AFTER    $105,000         $91,304               $4,565          $75,000          $88,235              $4,412
  WITHDRAWAL,
  CONTRACT YEAR TWO               [100,000 - (100,000     [5,000 - (5,000                [100,000 - (100,000    [5,000- (5,000
  TWO                              x 10,000/115,000)]    x 10,000/115,000)]                x 10,000/85,000)]    x 10,000/85,000]
  ------------------------------------------------------------------------------------------------------------------------------
  ------------------------------------------------------------------------------------------------------------------------------
  CHANGE IN VALUE
  DUE TO WITHDRAWAL
  (PARTIAL
  SURRENDER
  REDUCTION)           $10,000           $8,696                $435           $10,000          $11,765               $588
  ------------------------------------------------------------------------------------------------------------------------------

Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value. Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the Contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third Contract year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a Contract anniversary.

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

       o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.

       o The total annual payment amount will equal the AWB and will never exceed your RBB, and

       o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER DESCRIBED BELOW IS BEING OFFERED AS OF JUNE 14, 2004 IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL. CERTAIN TERMS AND CONDITIONS MAY DIFFER BETWEEN JURISDICTIONS ONCE APPROVED.

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract. |X| If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base

       o Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date.

       o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

-------------------------------------------------------------------------------------------------------------------------------
                                   INCREASING CONTRACT VALUE                            DECLINING CONTRACT VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                 BASE
                          CONTRACT       CALCULATION                                          CALCULATION
                            VALUE           AMOUNT        BENEFIT BASE     CONTRACT VALUE        AMOUNT         BENEFIT BASE
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB          $100,000         $100,000      Not Applicable       $100,000          $100,000       Not Applicable
RIDER EFFECTIVE DATE
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF RIDER         $115,000         $100,000         $100,000          $85,000           $100,000          $100,000
MATURITY DATE
-------------------------------------------------------------------------------------------------------------------------------
AMOUNT APPLIED TO
CONTRACT VALUE DUE TO
GMAB RIDER                                  $0(1)                                              $15,000(2)
-------------------------------------------------------------------------------------------------------------------------------

(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS - IMPACT ON BASE CALCULATION AMOUNT

-------------------------------------------------------------------------------------------------------------------------------
                          ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS        ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
-------------------------------------------------------------------------------------------------------------------------------
                                                              BASE                                                  BASE
                          CONTRACT         PURCHASE        CALCULATION                          PURCHASE        CALCULATION
                            VALUE          PAYMENT           AMOUNT        CONTRACT VALUE       PAYMENT            AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB
RIDER EFFECTIVE DATE      $100,000         $100,000         $100,000          $100,000          $100,000          $100,000
-------------------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL PURCHASE
PAYMENT                   $120,000      Not Applicable      $100,000          $120,000       Not Applicable       $100,000
-------------------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL PURCHASE
PAYMENT                   $130,000         $10,000          $110,000          $130,000          $10,000           $100,000
-------------------------------------------------------------------------------------------------------------------------------

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

       EXAMPLES OF PARTIAL WITHDRAWALS - IMPACT ON BASE CALCULATION AMOUNT

-------------------------------------------------------------------------------------------------------------------------------
                                                            ASSUMING INCREASING CONTRACT VALUE
-------------------------------------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $115,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $105,000          $90,000               $10,000               $8,696               $10,000
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                             ASSUMING DECLINING CONTRACT VALUE
-------------------------------------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL             $85,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                     $75,000          $88,235               $10,000              $11,765               $11,765
-------------------------------------------------------------------------------------------------------------------------------

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

       o You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

       o You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

       o If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

       o If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

REBALANCING: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently offered under the Contract with the applicable classification.

                        CLASS A SUBACCOUNTS/UNDERLYING FUNDS                               CLASS B SUBACCOUNTS/ UNDERLYING
                                                                                                 UNDERLYING FUNDS

AIM VARIABLE INSURANCE FUNDS, INC.          PIONEER VARIABLE CONTRACTS TRUST (CONT)      Money Market Portfolio
AIM V.I. Capital Appreciation Fund --       Pioneer High Yield VCT Portfolio --          PIONEER VARIABLE CONTRACTS TRUST
   Series II                                   Class II Shares                           Pioneer America Income VCT
AIM V.I. Mid Cap Core Equity --             Pioneer International Value VCT                 Portfolio -- Class II Shares
Series II                                      Portfolio -- Class II Shares              Pioneer Strategic Income VCT
FRANKLIN TEMPLETON VARIABLE INSURANCE       Pioneer Mid Cap Value VCT Portfolio --          Portfolio -- Class II Shares
   PRODUCTS TRUST                              Class II Shares
Franklin Rising Dividends Securities        Pioneer Oak Ridge Large Cap Growth VCT
   Fund -- Class 2 Shares                      Portfolio -- Class II Shares
Franklin Small Cap Fund -- Class 2          Pioneer Papp America-Pacific Rim VCT
Shares                                         Portfolio
Templeton Foreign Securities Fund --        Pioneer Papp Small and Mid Cap Growth
   Class 2 Shares                              Portfolio VCT -- Class II Shares
GREENWICH STREET SERIES FUND                Pioneer Real Estate Shares VCT
Salomon Brothers Variable Aggressive           Portfolio -- Class II Shares
   Growth Fund -- Class II Shares           Pioneer Small Cap Value VCT Portfolio --
OPPENHEIMER VARIABLE ACCOUNT FUNDS             Class II Shares
Oppenheimer Capital Appreciation            Pioneer Small Company VCT Portfolio --
   Fund/VA -- Service Shares                   Class II Shares
Oppenheimer Global Securities Fund/VA       Pioneer Value VCT Portfolio -- Class II
   -- Service Shares                           Shares
PIONEER VARIABLE CONTRACTS TRUST            SALOMON BROTHERS VARIABLE SERIES FUNDS
Pioneer Balanced VCT Portfolio --              INC.
   Class II Shares                          Total Return Fund -- Class II
Pioneer Emerging Markets VCT Portfolio
   -- Class II Shares
Pioneer Equity Income VCT Portfolio --
   Class II Shares
Pioneer Europe VCT Portfolio -- Class
   II Shares
Pioneer Fund VCT Portfolio -- Class II
   Shares
Pioneer Growth Shares VCT Portfolio --
   Class II Shares


GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB RIDER EXCHANGE OPTION - If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

         EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

         EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

o If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD
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MATURITY DATE

Under the Contract, you can receive regular income payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity
Date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time thirteen months after the Contract Date. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
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ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected (see Variable Liquidity Benefit below).

Option 6 -- Other Annuity Options - We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the variable annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
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RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law.

Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

                              THE SEPARATE ACCOUNTS
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The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Accounts) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Accounts, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your annuity contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 701/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 591/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the

Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), Citigroup Global Market (f/k/a Smith Barney), ING Advisors Network (including Financial Network Corporation, Locust Street Securities, Multi-Financial Securities, IFG Network Securities, VESTAX Securities, Washington Square Securities and PrimeVest Financial Services), NFP Securities, Inc., and Piper Jaffray. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

The Contracts feature Portfolios of the Pioneer Variable Contracts Trust as Variable Funding Options. Pioneer Variable Contracts Trust is advised by Pioneer Investment Management Inc. and is distributed by its affiliate, Pioneer Funds Distributor, Inc. ("PFD"). The Company and TDLLC have entered into a distribution arrangement with PFD under which a fee is payable by the Company and TDLLC to PFD based on the amount of new sales each year for providing wholesale distribution support in relation to the Contracts. Pioneer Variable Contracts Trust and PFD have also entered into agreement(s) with the Company and TDLLC under which a fee is payable by PFD (based on average net assets of the Funds attributable to the Contracts) in connection with the Company's provision of administrative, marketing or other support services to the Fund.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Money Market Portfolio (3/02)............................   2003        0.996           0.986                 146,533

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund -- Series II (11/03)..   2003        1.000           1.032                      --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (11/03)...   2003        1.000           1.043                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund --
   Class 2 Shares (11/03)...................................   2003        1.000           1.033                      --

   Franklin Small Cap Fund -- Class 2 Shares (2/00).........   2003        0.859           1.158                 247,570

   Templeton Foreign Securities Fund --
   Class 2 Shares (2/00)....................................   2003        0.907           1.177                 254,384

Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth
   Fund -- Class II Shares (11/03)..........................   2003        1.000           1.057                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (11/03)...........................................   2003        1.000           1.052                      --

   Oppenheimer Global Securities Fund/VA --
   Service Shares (11/03)...................................   2003        1.000           1.080                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.002                      --

   Pioneer Balanced VCT Portfolio -- Class II Shares (11/03)   2003        1.000           1.033                      --

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.125                      --

   Pioneer Equity Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.064                      --

   Pioneer Europe VCT Portfolio -- Class II Shares (11/03)..   2003        1.000           1.094                      --

   Pioneer Fund VCT Portfolio -- Class II Shares (11/03)....   2003        1.000           1.053                      --

   Pioneer Growth Shares VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.030                      --

   Pioneer High Yield VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.025                      --

   Pioneer International Value VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.093                      --

   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.051                      --

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.044                      --

   Pioneer Small Cap Value VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.062                      --

   Pioneer Small Company VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.038                      --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.024                      --

   Pioneer Value VCT Portfolio -- Class II Shares (11/03)...   2003        1.000           1.062                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (11/03)....................   2003        1.000           1.038                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.65%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Money Market Portfolio (3/02)............................   2003        1.000           0.992                      --

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund --
   Series II (11/03)........................................   2003        1.000           1.031                      --

   AIM V.I. Mid Cap Core Equity Fund --
   Series II (11/03)........................................   2003        1.000           1.042                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (11/03)...........................................   2003        1.000           1.032                      --

   Franklin Small Cap Fund -- Class 2 Shares (2/00).........   2003        1.000           1.190                      --

   Templeton Foreign Securities Fund -- Class 2
   Shares (2/00)............................................   2003        1.000           1.173                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth Fund --
   Class II Shares (11/03)..................................   2003        1.000           1.056                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (11/03)...........................................   2003        1.000           1.052                      --

   Oppenheimer Global Securities Fund/VA --
   Service Shares (11/03)...................................   2003        1.000           1.080                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.001                      --

   Pioneer Balanced VCT Portfolio -- Class II Shares (11/03)   2003        1.000           1.032                      --

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.124                      --

   Pioneer Equity Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.063                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------

   Pioneer Europe VCT Portfolio -- Class II Shares (11/03)     2003        1.000           1.093                      --

   Pioneer Fund VCT Portfolio -- Class II Shares (11/03)....   2003        1.000           1.052                      --

   Pioneer Growth Shares VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.029                      --

   Pioneer High Yield VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.024                      --

   Pioneer International Value VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.092                      --

   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.051                      --

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.043                      --

   Pioneer Small Cap Value VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.061                      --

   Pioneer Small Company VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.038                      --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.023                      --

   Pioneer Value VCT Portfolio -- Class II Shares (11/03)      2003        1.000           1.061                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (11/03)....................   2003        1.000           1.037                      --

                                      NOTES

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR        END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Money Market Portfolio (5/02)............................   2003        0.996           0.986                 855,860

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund -- Series II (11/03)..   2003        1.000           1.032                      --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (11/03)...   2003        1.000           1.043                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (11/03)...........................................   2003        1.000           1.033                      --

   Franklin Small Cap Fund -- Class 2 Shares (11/99)........   2003        0.859           1.158                 907,594

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/99)...........................................   2003        0.907           1.177               1,293,188

Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth
   Fund -- Class II Shares (12/03)..........................   2003        1.000           1.057                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (11/03)...........................................   2003        1.000           1.052                      --

   Oppenheimer Global Securities Fund/VA -- Service
   Shares (11/03)...........................................   2003        1.000           1.080                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR        END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.002                      --

   Pioneer Balanced VCT Portfolio -- Class II Shares (11/03)   2003        1.000           1.033                      --

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.125                      --

   Pioneer Equity Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.064                      --

   Pioneer Europe VCT Portfolio -- Class II Shares (11/03)..   2003        1.000           1.094                      --

   Pioneer Fund VCT Portfolio -- Class II Shares (12/03)....   2003        1.000           1.053                      --

   Pioneer Growth Shares VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.030                       -

   Pioneer High Yield VCT Portfolio -- Class II
   Shares (12/03)...........................................   2003        1.000           1.025                       -

   Pioneer International Value VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.093                      --

   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.051                      --

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.044                      --

   Pioneer Small Cap Value VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.062                      --

   Pioneer Small Company VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.038                      --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.024                      --

   Pioneer Value VCT Portfolio -- Class II Shares (11/03)...   2003        1.000           1.062                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (12/03)....................   2003        1.000           1.038                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.65%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR        END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Money Market Portfolio (5/02)............................   2003        1.000           0.992                      --

AIM Variable Insurance Funds

   AIM V.I. Capital Appreciation Fund -- Series II (11/03)..   2003        1.000           1.031                      --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (11/03)...   2003        1.000           1.042                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (11/03)...........................................   2003        1.000           1.032                      --

   Franklin Small Cap Fund -- Class 2 Shares (11/99)........   2003        1.000           1.190                      --

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/99)...........................................   2003        1.000           1.173                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth
   Fund -- Class II Shares (12/03)..........................   2003        1.000           1.056                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (11/03)...........................................   2003        1.000           1.052                      --

   Oppenheimer Global Securities Fund/VA -- Service
   Shares (11/03)...........................................   2003        1.000           1.080                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.001                      --

   Pioneer Balanced VCT Portfolio -- Class II Shares (11/03)   2003        1.000           1.032                      --

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.124                      --

   Pioneer Equity Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.063                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR        END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Pioneer Europe VCT Portfolio -- Class II Shares (11/03)..   2003        1.000           1.093                      --

   Pioneer Fund VCT Portfolio -- Class II Shares (12/03)....   2003        1.000           1.052                      --

   Pioneer Growth Shares VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.029                      --

   Pioneer High Yield VCT Portfolio -- Class II
   Shares (12/03)...........................................   2003        1.000           1.024                      --

   Pioneer International Value VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.092                      --

   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.051                      --

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.043                      --

   Pioneer Small Cap Value VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.061                      --

   Pioneer Small Company VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.038                      --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.023                      --

   Pioneer Value VCT Portfolio -- Class II Shares (11/03)      2003        1.000           1.061                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (12/03)....................   2003        1.000           1.037                      --

                                      NOTES

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX C
--------------------------------------------------------------------------------
                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D
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               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                          The Insurance Company
                          Principal Underwriter
                          Distribution and Principal Underwriting Agreement Valuation of Assets
                          Federal Tax Considerations
                          Independent Auditors
                          Financial Statements
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Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-20668S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-20669S.

Name:
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L-19989                                                          May 3, 2004
                                                                 15421-00-0404